GAM GLOBAL FUND                      GAM FUNDS, INC.

GAM INTERNATIONAL                      ANNUAL REPORT
      FUND
                                    FOR THE YEAR ENDED
GAM PACIFIC BASIN                   31ST DECEMBER, 2002
      FUND

GAM JAPAN CAPITAL
      FUND

 GAM EUROPE FUND

GAM AMERICAN FOCUS
      FUND

 GAMERICA CAPITAL
      FUND

  GAM GABELLI
 LONG/SHORT FUND


                    This report has been prepared for the information of shareholders of GAM Funds, Inc., and is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus that includes information regarding the Funds' objectives, policies, management, records and other information.


                                      GAM FUNDS, INC.
                                   INVESTMENT ADVISERS:
                           GAM International Management Limited
                            Global Asset Management (USA) Inc.
                                   GAMCO Investors, Inc.

--------------------------------------------------------------------------------
                                  The GAM Group
--------------------------------------------------------------------------------

   The GAM group was founded in April 1983 by Gilbert de Botton. GAM's corporate policy is to attempt to harness the top investment talent in the world, not only in-house but also outside the GAM organization, in order to provide above average, long-term growth. The GAM group currently has in excess of US$18 billion under management and employs a worldwide staff of over 600 people.

   For US investors, GAM offers GAM Funds, Inc. an open-end diversified management investment company registered under the Investment Company Act of 1940, as amended. The Fund consists of eight open-end mutual funds-GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Funds.

   For additional information about any of the GAM Funds, please contact your financial consultant or call GAM at 1-800-426-4685 (toll-free).

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                                    Contents
--------------------------------------------------------------------------------

GAM Global ................................................................    3

GAM International .........................................................    8

GAM Pacific Basin .........................................................   13

GAM Japan Capital .........................................................   18

GAM Europe ................................................................   22

GAM American Focus ........................................................   27

GAMerica Capital ..........................................................   31

GAM Gabelli Long/Short ....................................................   36

Financial Statements ......................................................   42

Notes to Financial Statements .............................................   48

Report of Independent Accountants .........................................   71

Additional Federal Tax Information ........................................   72

Directors' Information ....................................................   73

Officers' Information .....................................................   74

                                 GAM GLOBAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

VENKAT CHIDAMBARAM IS INVESTMENT DIRECTOR WITHIN GAM'S INTERNATIONAL/GLOBAL TEAM. PRIOR TO JOINING GAM IN FEBRUARY 1994, HE WORKED FOR ACCOUNTANTS PRITCHARD FELLOWS & CO. HE WAS EDUCATED IN INDIA AND RECEIVED A DEGREE IN BUSINESS ADMINISTRATION FROM THE AMERICAN INTERCONTINENTAL UNIVERSITY (AIU) IN LONDON AND AN MBA FROM CITY UNIVERSITY. MR. CHIDAMBARAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the United States, Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                          GAM
                                                       Global
                                               Class A (after            Average
                                         GAM          maximum     MSCI   1 Month
                                      Global    sales load of    World   Deposit
                                     Class A           5.50%)    Index      Rate

31 December, 2002                  US$ 12.11        US$ 12.81   792.22
--------------------------------------------------------------------------------
                                           %                %        %         %
Quarter to December, 2002               6.88             1.01     7.75      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                  (20.28)          (24.66)  (19.54)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2002              (7.50)           (8.54)   (1.76)     4.64
--------------------------------------------------------------------------------
10 years to December, 2002              7.51             6.90     6.69      4.77
--------------------------------------------------------------------------------
15 years to December, 2002              7.60             7.19     6.66      5.57
--------------------------------------------------------------------------------
Since inception                         6.98             6.61     7.82      5.69
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 28th May, 1986, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 6th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        GAM GLOBAL FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                                 GAM
                                                              Global
                                                      Class A (after                   AVERAGE
                                               GAM           maximum        MSCI       1 MONTH
                                            Global     sales load of       World       DEPOSIT
                                           Class A            5.50%)       Index          RATE
----------------------------------------------------------------------------------------------
"1986"                         5/28/86   10,000.00        10,000.00    10,000.00     10000.00
                               5/31/86    9,452.83         9,914.67    10,003.70     10003.00
                               6/30/86    9,677.75        10,315.30    10,062.80     10241.00
                               7/31/86    9,605.92        10,400.90    10,110.40     10165.00
                               8/31/86   10,259.90        11,312.50    10,173.20     10857.00
                               9/30/86    9,638.05        10,866.00    10,225.30     10199.00
                              10/31/86    9,387.63        10,682.00    10,277.10      9934.00
                              11/30/86    9,814.77        11,136.70    10,323.30     10386.00
                              12/31/86    9,893.21        11,361.40    10,380.80     10469.00
"1987"                         1/31/87   10,195.60        12,698.70    10,436.10     10789.00
                               2/28/87   10,383.70        13,120.10    10,485.50     10988.00
                               3/31/87   10,705.00        13,935.30    10,543.00     11328.00
                               4/30/87   10,712.50        14,755.20    10,587.50     11336.00
                               5/31/87   10,941.20        14,778.40    10,654.90     11578.00
                               6/30/87   11,051.80        14,772.50    10,720.60     11695.00
                               7/31/87   11,028.20        15,070.20    10,784.00     11670.00
                               8/31/87   11,388.20        15,963.60    10,840.20     12051.00
                               9/30/87   11,187.90        15,688.20    10,909.30     11839.00
                              10/31/87    9,621.04        13,027.00    10,978.40     10181.00
                              11/30/87    9,271.39        12,712.70    11,038.90      9811.00
                              12/31/87    9,648.73        13,265.90    11,119.10     10210.30
"1988"                         1/31/88    9,099.37        13,592.20    11,181.80      9628.96
                               2/29/88    9,794.67        14,383.50    11,239.50     10364.70
                               3/31/88   10,086.90        14,820.50    11,309.40     10674.00
                               4/30/88   10,283.00        15,010.20    11,369.00     10881.50
                               5/31/88    9,886.50        14,713.00    11,429.20     10461.90
                               6/30/88   10,224.20        14,695.20    11,507.40     10819.20
                               7/31/88   10,437.70        14,974.30    11,577.60     11045.20
                               8/31/88   10,186.10        14,154.20    11,648.00     10778.90
                               9/30/88   10,815.70        14,757.40    11,739.60     11445.20
                              10/31/88   11,447.50        15,742.30    11,813.90     12113.70
                              11/30/88   11,809.10        16,293.10    11,888.60     12496.40
                              12/31/88   12,065.10        16,443.20    11,998.40     12767.30
"1989"                         1/31/89   12,211.10        17,040.90    12,079.90     12921.80
                               2/28/89   12,180.60        16,936.40    12,176.40     12889.50
                               3/31/89   12,022.60        16,830.60    12,278.40     12722.30
                               4/30/89   12,340.70        17,221.80    12,371.90     13058.90
                               5/31/89   12,184.70        16,802.40    12,464.90     12893.90
                               6/30/89   12,612.70        16,615.60    12,579.70     13346.80
                               7/31/89   13,886.80        18,496.10    12,670.60     14695.00
                               8/31/89   13,932.60        18,051.30    12,756.40     14743.50
                               9/30/89   13,954.90        18,563.90    12,867.60     14767.10
                              10/31/89   13,595.10        17,947.80    12,953.00     14386.30
                              11/30/89   14,282.40        18,667.30    13,039.60     15113.60
                              12/31/89   14,985.30        19,270.40    13,154.30     15857.50
"1990"                         1/31/90   14,533.70        18,373.60    13,233.30     15379.50
                               2/28/90   14,474.70        17,588.70    13,316.90     15317.20
                               3/31/90   14,649.90        16,529.60    13,425.10     15502.60
                               4/30/90   14,123.10        16,294.30    13,508.00     14945.10
                               5/31/90   15,380.50        18,013.20    13,595.80     16275.70
                               6/30/90   16,047.00        17,887.90    13,707.10     16981.00
                               7/31/90   16,420.30        18,053.90    13,790.20     17376.00
                               8/31/90   14,386.50        16,367.10    13,895.20     15223.80
                               9/30/90   14,140.30        14,644.20    13,985.70     14963.30
                              10/31/90   13,944.50        16,014.40    14,066.70     14756.10
                              11/30/90   13,357.00        15,754.40    14,173.20     14134.40
                              12/31/90   13,298.00        16,087.40    14,274.80     14071.90
"1991"                         1/31/91   13,717.00        16,678.80    14,349.80     14515.40
                               2/28/91   14,380.50        18,225.70    14,442.80     15217.50
                               3/31/91   14,127.00        17,691.40    14,527.10     14949.20
                               4/30/91   13,903.30        17,832.70    14,593.00     14712.50
                               5/31/91   14,207.20        18,239.80    14,676.30     15034.10
                               6/30/91   13,679.50        17,116.70    14,746.60     14475.70
                               7/31/91   13,984.70        17,928.00    14,820.70     14798.70
                               8/31/91   13,839.90        17,874.10    14,891.60     14645.40
                               9/30/91   13,847.70        18,345.90    14,962.60     14653.60
                              10/31/91   13,902.00        18,646.50    15,017.50     14711.10
                              11/30/91   13,524.30        17,837.00    15,090.40     14311.50
                              12/31/91   14,709.10        19,138.70    15,157.20     15565.20
"1992"                         1/31/92   14,299.60        18,787.50    15,212.20     15131.80
                               2/29/92   14,049.30        18,466.50    15,259.90     14867.00
                               3/31/92   13,735.00        17,599.80    15,315.00     14534.40
                               4/30/92   13,807.80        17,848.20    15,356.50     14611.50
                               5/31/92   14,533.60        18,561.40    15,413.60     15379.50
                               6/30/92   15,045.60        17,943.00    15,465.70     15921.30
                               7/31/92   15,234.20        17,992.10    15,515.90     16120.80
                               8/31/92   16,177.00        18,433.00    15,560.40     17118.50
                               9/30/92   15,584.80        18,267.50    15,602.70     16491.90
                              10/31/92   14,503.70        17,775.90    15,642.10     15347.90
                              11/30/92   13,993.10        18,097.30    15,683.50     14807.50
                              12/31/92   14,025.70        18,246.90    15,736.70     14842.00
"1993"                         1/31/93   14,301.60        18,311.20    15,776.90     15134.00
                               2/28/93   15,141.20        18,748.40    15,814.40     16022.40
                               3/31/93   15,596.60        19,838.80    15,858.20     16504.40
                               4/30/93   16,122.10        20,761.80    15,898.10     17060.40
                               5/31/93   16,587.10        21,243.80    15,934.90     17552.50
                               6/30/93   16,183.10        21,069.00    15,979.50     17124.90
                               7/31/93   16,312.70        21,506.40    16,019.80     17262.20
                               8/31/93   18,398.00        22,495.80    16,057.40     19468.70
                               9/30/93   19,319.90        22,083.70    16,103.20     20444.30
                              10/31/93   20,885.10        22,695.80    16,142.40     22100.70
                              11/30/93   20,804.40        21,415.60    16,184.40     22015.20
                              12/31/93   24,586.40        22,467.10    16,232.50     26017.40
"1994"                         1/31/94   24,041.80        23,952.70    16,272.40     25441.10
                               2/28/94   22,146.80        23,646.60    16,310.20     23435.80
                               3/31/94   21,481.10        22,631.10    16,361.80     22731.30
                               4/30/94   20,454.80        23,334.70    16,408.10     21645.30
                               5/31/94   20,646.40        23,398.70    16,455.90     21848.00
                               6/30/94   21,330.60        23,337.90    16,519.10     22572.10
                               7/31/94   20,827.90        23,785.70    16,581.30     22040.10
                               8/31/94   20,781.20        24,506.10    16,639.00     21990.70
                               9/30/94   21,387.20        23,866.50    16,707.70     22632.00
                              10/31/94   21,627.10        24,549.80    16,770.30     22885.90
                              11/30/94   21,075.60        23,489.40    16,833.80     22302.3V
                              12/31/94   20,614.20        23,721.20    16,929.20     21814.00
"1995"                         1/31/95   21,314.60        23,369.50    17,003.00     22555.10
                               2/28/95   22,837.90        23,714.70    17,080.20     24167.10
                               3/31/95   24,923.40        24,862.60    17,178.30     26374.00
                               4/30/95   25,207.50        25,734.00    17,257.30     26674.60
                               5/31/95   26,170.50        25,959.00    17,347.40     27693.60
                               6/30/95   25,859.20        25,956.10    17,434.90     27364.20
                               7/31/95   26,038.20        27,259.90    17,514.90     27553.60
                               8/31/95   25,351.60        26,657.50    17,592.30     26827.00
                               9/30/95   26,198.20        27,439.10    17,691.90     27722.90
                              10/31/95   26,715.90        27,012.20    17,766.50     28270.80
                              11/30/95   27,533.30        27,955.20    17,843.40     29135.70
                              12/31/95   28,086.00        28,777.80    17,946.10     29720.60
"1996"                         1/31/96   27,711.80        29,303.50    18,016.80     29324.70
                               2/29/96   26,776.30        29,487.30    18,090.30     28334.70
                               3/31/96   26,901.00        29,983.40    18,184.70     28466.70
                               4/30/96   26,526.80        30,693.90    18,262.10     28070.70
                               5/31/96   26,339.70        30,725.90    18,342.50     27872.70
                               6/30/96   26,901.00        30,886.80    18,420.70     28466.70
                               7/31/96   27,296.00        29,800.90    18,489.50     28884.70
                               8/31/96   27,533.50        30,149.10    18,582.60     29136.00
                               9/30/96   28,784.10        31,335.10    18,665.00     30459.30
                              10/31/96   29,305.10        31,559.50    18,732.10     31010.70
                              11/30/96   32,285.70        33,333.70    18,823.70     34164.70
                              12/31/96   31,664.40        32,805.50    18,910.50     33507.20
"1997"                         1/31/97   33,407.50        33,206.50    18,996.20     35351.90
                               2/28/97   34,687.40        33,594.10    19,074.10     36706.20
                               3/31/97   32,855.90        32,935.40    19,160.30     34768.10
                               4/30/97   34,731.50        34,017.70    19,244.40     36752.90
                               5/31/97   36,254.00        36,123.50    19,338.30     38364.10
                               6/30/97   38,217.90        37,931.00    19,426.70     40442.20
                               7/31/97   43,381.30        39,683.70    19,500.40     45906.10
                               8/31/97   39,953.00        37,034.80    19,603.30     42278.30
                               9/30/97   42,118.60        39,052.70    19,698.30     44569.90
                              10/31/97   39,798.30        37,003.30    19,791.30     42114.60
                              11/30/97   41,300.90        37,664.00    19,875.70     43704.70
                              12/31/97   42,729.60        38,128.90    19,979.70     45216.50
"1998"                         1/31/98   42,889.40        39,197.50    20,078.00     45385.60
                               2/28/98   45,492.90        41,855.30    20,164.30     48140.70
                               3/31/98   48,027.90        43,629.10    20,262.30     50823.20
                               4/30/98   48,256.30        44,061.90    20,354.90     51064.90
                               5/31/98   47,685.40        43,516.20    20,445.40     50460.70
                               6/30/98   50,517.20        44,555.30    20,544.70     53457.40
                               7/31/98   51,248.10        44,490.20    20,641.70     54230.70
                               8/31/98   43,690.50        38,563.80    20,738.60     46233.40
                               9/30/98   44,197.00        39,252.50    20,832.40     46769.30
                              10/31/98   40,214.60        42,807.70    20,925.40     42555.20
                              11/30/98   41,664.90        45,360.20    21,014.70     44089.80
                              12/31/98   43,828.70        47,583.10    21,112.70     46379.50
"1999"                         1/31/99   44,058.90        48,631.60    21,201.60     46623.10
                               2/28/99   42,539.60        47,344.60    21,280.40     45015.40
                               3/31/99   42,562.60        49,322.90    21,367.80     45039.80
                               4/30/99   42,723.70        51,274.10    21,452.80     45210.30
                               5/31/99   41,526.70        49,407.40    21,540.00     43943.60
                               6/30/99   43,138.10        51,718.80    21,625.10     45648.80
                               7/31/99   40,467.90        51,570.80    21,720.20     42823.10
                               8/31/99   41,710.90        51,486.40    21,815.40     44138.50
                               9/30/99   40,168.60        50,994.10    21,910.50     42506.50
                              10/31/99   43,000.00        53,651.80    22,009.90     45502.60
                              11/30/99   43,874.70        55,168.20    22,106.00     46428.30
                              12/31/99   50,066.90        59,640.50    22,226.20     52980.80
"2000"                         1/31/00   46,199.60        56,231.90    22,334.10     48888.50
                               2/29/00   51,217.80        56,390.60    22,437.60     54198.80
                               3/31/00   50,205.00        60,295.20    22,549.60     53127.00
                               4/30/00   44,565.30        57,752.70    22,663.10     47159.00
                               5/31/00   41,365.60        56,297.70    22,783.30     43773.10
                               6/30/00   42,815.80        58,201.10    22,905.40     45307.70
                               7/31/00   41,388.60        56,569.80    23,033.60     43797.50
                               8/31/00   42,079.20        58,417.10    23,161.90     44528.30
                               9/30/00   41,710.90        55,317.80    23,286.30     44138.50
                              10/31/00   41,779.90        54,397.90    23,416.00     44211.60
                              11/30/00   40,536.90        51,102.20    23,541.70     42896.20
                              12/31/00   41,886.80        51,936.10    23,672.20     44324.60
"2001"                         1/31/01   40,907.10        52,944.80    23,802.40     43287.90
                               2/28/01   38,923.90        48,476.30    23,902.90     41189.30
                               3/31/01   36,701.70        45,301.40    24,009.60     38837.80
                               4/30/01   37,681.40        48,661.20    24,107.90     39874.40
                               5/31/01   37,561.90        48,056.80    24,197.10     39748.00
                               6/30/01   37,251.30        46,558.00    24,276.90     39419.30
                               7/31/01   36,486.60        45,944.90    24,355.00     38610.20
                               8/31/01   35,268.00        43,748.50    24,430.80     37320.70
                               9/30/01   32,854.70        39,899.30    24,504.70     34766.90
                              10/31/01   33,643.20        40,667.60    24,557.50     35601.30
                              11/30/01   35,291.90        43,079.60    24,601.90     37345.90
                              12/31/01   36,295.50        43,355.70    24,644.40     38407.90
"2002"                         1/31/02   35,029.10        42,046.90    24,682.50     37067.80
                               2/28/02   34,909.60        41,689.60    24,716.20     36941.40
                               3/31/02   36,749.50        43,541.30    24,752.90     38888.30
                               4/30/02   35,244.10        42,078.60    24,788.60     37295.40
                               5/31/02   35,005.20        42,176.10    24,825.40     37042.50
                               6/30/02   32,806.90        39,625.80    24,861.10     34716.30
                               7/31/02   30,059.10        36,290.60    24,898.10     31808.50
                               8/31/02   29,891.80        36,366.10    24,934.40     31631.50
                               9/30/02   27,072.30        32,374.70    24,969.70     28647.90
                              10/31/02   29,055.50        34,770.00    25,006.80     30746.60
                              11/30/02   30,417.50        36,652.50    25,040.40     32187.80
                              12/31/02   28,936.00        34,883.40    25,069.10     30620.10


NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI World Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on all the stock exchanges of Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, United Kingdom and the United States. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 22 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                  GAM Global (after
                                                      maximum sales   MSCI World
                                     GAM Global      load of 5.50%)        Index
-------------------------------------------------------------------------------
1 Year                                   -20.28              -24.66       -19.54
5 Years                                   -7.50               -8.54        -1.76
10 Years                                   7.51                6.90         6.69
15 Years                                   7.60                7.19         6.66
Since Inception                            6.98                6.61         7.82


ANNUAL PERFORMANCE - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                  GAM Global (after
                                                      maximum sales   MSCI World
                                     GAM Global      load of 5.50%)        Index
-------------------------------------------------------------------------------
1998                                       2.57               -3.07        24.80
1999                                      14.23                7.95        25.34
2000                                     -16.34              -20.94       -12.92
2001                                     -13.35              -18.11       -16.52
2002                                     -20.28              -24.66       -19.54


                                                                   GAM
                                                        Global Class A
                                                  GAM   (after maximum     MSCI
                                               Global       sales load    World
                                              Class A        of 5.50%)    Index
Year                                                %                %        %
-------------------------------------------------------------------------------
1998                                             2.57           (3.07)    24.80
1999                                            14.23            7.95     25.34
2000                                           (16.34)         (20.94)   (12.92)
2001                                           (13.35)         (18.11)   (16.52)
2002                                           (20.28)         (24.66)   (19.54)

                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                          GAM
                                                       Global            Average
                                         GAM          Class B     MSCI   1 Month
                                      Global   (with deferred    World   Deposit
                                     Class B    sales charge)    Index      Rate

31 December, 2002                  US$ 11.89                    792.22
--------------------------------------------------------------------------------
                                           %                %        %         %
--------------------------------------------------------------------------------
Quarter to December, 2002               6.54             1.54     7.75      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                  (21.00)          (24.95)  (19.54)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002             (17.57)          (19.24)  (18.05)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002             (17.37)          (18.18)  (16.37)     4.09
--------------------------------------------------------------------------------
Since inception*                      (11.10)          (11.47)   (4.95)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                  GAM Global
                                              Class C (after
                                                     maximum
                                                  sales load             Average
                                        GAM         of 1.00%      MSCI   1 Month
                                     Global     and deferred     World   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                 US$ 11.85        US$ 11.97    792.22
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              6.47             4.40      7.75      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (21.31)          (22.88)   (19.54)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (17.78)          (18.19)   (18.05)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (17.51)          (17.79)   (16.37)     4.09
--------------------------------------------------------------------------------
Since inception*                     (11.24)          (11.44)    (4.84)     4.55
--------------------------------------------------------------------------------


THE FACTS - CLASS D SHARES

                                                         GAM
                                                      Global
                                              Class D (after             Average
                                        GAM          maximum      MSCI   1 Month
                                     Global       sales load     World   Deposit
                                    Class D        of 3.50%)     Index      Rate

31 December, 2002                 US$ 11.74        US$ 12.17    792.22
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              6.34             2.62      7.75      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (21.47)          (24.22)   (19.54)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2002            (17.37)          (18.34)   (16.37)     4.09
--------------------------------------------------------------------------------
5 years to December, 2002             (8.02)           (8.68)    (1.76)     4.64
--------------------------------------------------------------------------------
Since inception*                       0.75             0.26      3.45      4.92
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 6th October, 1995 for Class D shares.


THE COMMENT

     The Fund has performed in line with the benchmark during very turbulent markets. The performance can be attributed to maintaining a cash weighting and an exposure to US Treasuries and German Bunds, in addition to maintaining a disciplined approach to sector selection.

     We saw the third consecutive year of declines in 2002 in world markets amid a fundamental collapse in investor confidence in equities as an asset class. Vast accounting scandals, corporate malfeasance and a troubling geo-political background triggered the dramatic June and July slide in world markets, which were equal in magnitude to those seen in 1987 and 1998. Many of the economic indicators that were beginning to follow an upward or stable trajectory were undermined by these extraordinary events. In a self-propagating situation, the forward-looking indicators, such as the ISM index, plummeted in line with equity markets. This weakness also undermined the consumer as shown by the slump in the consumer confidence numbers.

     We believe that the October rally has eased some of the uncertainty in the market and has seen macroeconomic numbers return to the trajectory that befits the current economic environment. Historically, low interest rates, continued strength in the housing market and further tax cuts provide a very benevolent background to the US economy.

     Europe continues to struggle with a difficult monetary policy. We have seen a much needed interest rate cut but questions surrounding the durability of the Stability Pact immediately arose. We fail to see a pick up in domestic demand and have seen few policy initiatives that might alleviate this situation. During this period, the Fund has reduced exposure to European equities in favour of the US and Asian markets.

     The Fund's overweight position in Asia ex-Japan has been beneficial at the beginning of the year but the region's inability to rise in line with world markets during the end of year rally has hurt performance. We maintain our exposure to the domestic economies of Korea, Hong Kong and Singapore in addition to those companies that will benefit from further outsourcing as well as continued strength in exports. In Japan, the Fund has focused on company specific situations in the absence of a sensible government policy response to the pressing banking problems. We have invested in companies that are undergoing substantial restructuring or those that have a global market place.

     Throughout the year, the Fund has kept the cash weighting steady and has used US Treasury notes and German Bunds as a complimentary defensive strategy during periods of weakness. At the beginning of the year, the Fund increased its weighting in the oil sector, which has now been reduced as we believe the fears of war have already been discounted into the price of oil. The Fund has gradually moved from a 50/50 split between cyclical and defensive stocks at the beginning of the year to a 60/40 split, in favour of more cyclical names and look for further economic data supportive of a strengthening economic environment to add to the cyclical exposure. Our cyclical focus is on media, engineering, financial and certain technology stocks and our defensive exposure is in the consumer goods sector, in addition to the cash weighting and the German Bund. The Fund continues to focus on macroeconomic fundamentals to select the best sector opportunities worldwide.

                    GAM GLOBAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002


                                                                          MARKET
                                                                           VALUE
HOLDINGS   DESCRIPTION                                                       US$
--------------------------------------------------------------------------------
BONDS - 1.9%
           GERMANY - 1.9%
 232,460   Bundes Deutschland 5.5%, 2031-01-04                           268,231
                                                                      ----------
TOTAL BONDS (COST $235,830)                                              268,231
                                                                      ----------
EQUITIES - 86.1%
           FRANCE - 4.7%
     592   Air Liquide                                                    78,031
  *6,541   Arcelor                                                        80,386
   2,032   Dassault Systems                                               43,766
     901   Hermes International                                          124,334
   3,069   L'Oreal                                                       233,477
   5,118   Metropole Television (M6)                                     112,111
                                                                      ----------
                                                                         672,105
                                                                      ----------
           HONG KONG - 3.6%
  11,700   Hang Seng Bank                                                124,523
  47,000   Hong Kong & China Gas                                          60,569
 161,500   Johnson Electric Holdings                                     178,097
 154,000   Li & Fung                                                     146,130
                                                                      ----------
                                                                         509,319
                                                                      ----------
           JAPAN - 7.5%
   6,000   Asahi Glass                                                    36,733
   1,300   Funai Electric                                                151,949
  *3,485   JFE Holdings                                                   42,290
   7,500   Keihin                                                         72,316
   1,700   Mabuchi Motor                                                 156,328
  39,000   Nippon Steel                                                   45,650
   6,000   Nomura Holdings                                                67,402
  13,000   Oji Paper                                                      55,832
   7,000   RICOH                                                         114,770
   2,470   Shin-Etsu Chemical                                             80,912
 *46,000   Showa Denko KK                                                 58,493
   2,700   Sony                                                          112,775
 *24,000   Toshiba                                                        75,183
                                                                      ----------
                                                                       1,070,633
                                                                      ----------
           KOREA, REPUBLIC OF - 1.0%
   4,660   Hyundai Motor                                                  56,386
   2,319   Kookmin Bank ADR                                               81,977
                                                                      ----------
                                                                         138,363
                                                                      ----------
           MEXICO - 0.9%
  *2,184   Grupo Telavisa ADR                                             60,999
   3,108   Wal-Mart de Mexico V ADR                                       70,690
                                                                      ----------
                                                                         131,689
                                                                      ----------
           NETHERLANDS - 1.1%
   3,125   ABN AMRO Holdings                                              51,054
   4,662   ING Groep                                                      78,902
  *5,250   KPN                                                            34,132
                                                                      ----------
                                                                         164,088
                                                                      ----------
           SINGAPORE - 4.4%
  14,000   DBS Group Holdings                                             88,779
  14,000   Fraser & Neave                                                 62,952
  30,000   Keppel                                                         63,990
 153,000   Singapore Exchange                                            108,489
  20,000   United Overseas Bank                                          136,050
  21,000   Venture Manufacturing                                         168,276
                                                                      ----------
                                                                         628,536
                                                                      ----------
           SPAIN - 1.9%
   6,634   Actividades de Construccion                                   213,214
   8,400   Banco Santander                                                57,606
                                                                      ----------
                                                                         270,820
                                                                      ----------


                                                                          MARKET
                                                                           VALUE
HOLDINGS   DESCRIPTION                                                       US$
--------------------------------------------------------------------------------
           SWEDEN - 0.5%
   3,009   SKF AB B                                                       78,210
                                                                      ----------
                                                                          78,210
                                                                      ----------
           SWITZERLAND - 1.3%
     868   Nestle (Registered)                                           183,866
                                                                      ----------
                                                                         183,866
                                                                      ----------
           TAIWAN - 1.3%
  14,950   Hon Hai Precision GDR (Registered)                            112,125
  20,000   Sunplus Technology (Registered)                                75,000
                                                                      ----------
                                                                         187,125
                                                                      ----------
           UNITED KINGDOM - 4.8%
  25,485   GKN                                                            82,349
   9,907   Imperial Tobacco                                              168,233
  21,318   Misys                                                          60,392
  11,248   Smith Group                                                   125,919
  32,727   WPP Group                                                     249,954
                                                                      ----------
                                                                         686,847
                                                                      ----------
           UNITED STATES - 53.1%
 *10,339   Accenture A                                                   185,999
  *4,312   Affiliated Computer Services                                  227,027
   2,585   Air Products & Chemicals                                      110,509
   2,290   Alberto-Culver A                                              111,271
   2,033   American International Group                                  117,609
  *2,220   American Italian Pasta                                         79,876
   4,389   Bank of New York                                              105,160
   1,299   Bear Stearns                                                   77,161
  *2,994   BISYS Group                                                    47,605
     760   Chicago Mercantile Exchange                                    33,182
  *4,884   ChoicePoint                                                   192,869
   7,547   Citigroup                                                     265,579
    *990   Cognizant Technology Solutions                                 71,508
   1,846   Colgate-Palmolive                                              96,786
   2,345   Family Dollar Stores                                           73,187
   2,941   Federated Investors B                                          74,613
   4,730   Fifth Third Bancorp                                           276,941
   7,002   First Data                                                    247,941
  *8,030   Fiserv                                                        272,618
   4,024   Gannett                                                       288,923
   4,500   General Electric (USA)                                        109,575
   4,657   Hewlett-Packard                                                80,845
   1,276   International Business Machines                                98,890
   1,770   Jefferies Group                                                74,287
   4,766   Johnson & Johnson                                             255,982
   1,371   Johnson Controls                                              109,913
   1,111   Knight-Ridder                                                  70,271
   2,044   Legg Mason                                                     99,216
   6,382   Linear Technology                                             164,145
   3,838   Liz Claiborne                                                 113,797
   3,077   Maxim Integrated                                              101,664
   9,799   MBNA                                                          186,377
   3,132   McCormick & Company                                            72,662
  *1,577   Mercury Interactive                                            46,758
   1,500   Merrill Lynch                                                  56,925
   9,843   Microchip Technology                                          240,661
  *3,593   Microsoft                                                     185,758
   5,015   New York Times                                                229,336
   3,925   Omnicom Group                                                 253,555
  *4,580   Oracle                                                         49,464
   4,277   PepsiCo                                                       180,575
   6,669   Pfizer                                                        203,871
   2,841   Rohm & Haas                                                    92,276
   5,458   State Street                                                  212,862
 *10,608   SunGard Data Systems                                          249,924
  *1,623   Symantec                                                       65,748
  *8,661   Taiwan Semiconductor Manufacturing ADR                         61,060
   2,571   Timken                                                         49,106
   2,667   Tribune                                                       121,242
  *7,986   United Microelectronics ADR                                    26,833
   1,040   United Technologies                                            64,418

                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                                                                          MARKET
                                                                           VALUE
HOLDINGS   DESCRIPTION                                                       US$
--------------------------------------------------------------------------------
           UNITED STATES - (CONTINUED)
  *5,442   Univision Communications                                      133,329
   5,100   US Bancorp                                                    108,222
  *5,596   Veritas Software                                               87,409
   5,269   Wal-Mart Stores                                               266,137
  *4,507   Yum! Brands                                                   109,159
                                                                      ----------
                                                                       7,588,616
                                                                      ----------
TOTAL EQUITIES (COST $14,373,490)                                     12,310,217
                                                                      ----------
PREFERRED SHARES - 0.5%
           GERMANY - 0.5%
   1,178   Wella                                                          69,792
                                                                      ----------
TOTAL PREFERRED SHARES (COST $71,412)                                     69,792
                                                                      ----------
PARTICIPATION NOTE - 0.8%
           INDIA - 0.8%
   1,218   JP Morgan Investor Derivative
             (Infosys Technologies) 2004-04-07                           121,556
                                                                      ----------
TOTAL PARTICIPATION NOTE (COST $113,742)                                 121,556
                                                                      ----------
TIME DEPOSITS - 6.5%
           CAYMAN - 6.5%
$935,888   Bank One (Grand Cayman)
             1.20% 2003-01-02                                            935,888
                                                                      ----------
TOTAL TIME DEPOSITS (COST $935,888)                                      935,888
                                                                      ----------
TOTAL INVESTMENTS (COST $15,730,362) - 95.8%                          13,705,684
OTHER ASSETS LESS LIABILITIES - 4.2%                                     596,217
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             14,301,901
                                                                      ==========
*Non-income producing security

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       NETHERLANDS                                                  1.1%
       OTHER ASSETS LESS LIABILITIES                                4.2%
       HONG KONG                                                    3.6%
       OTHER                                                        3.2%
       GERMANY                                                      2.4%
       JAPAN                                                        7.5%
       CAYMAN                                                       6.5%
       UNITED KINGDOM                                               4.8%
       SPAIN                                                        1.9%
       SWITZERLAND                                                  1.3%
       TAIWAN                                                       1.3%
       FRANCE                                                       4.7%
       SINGAPORE                                                    4.4%
       UNITED STATES                                               53.1%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       TIME DEPOSITS                                                6.5%
       OTHER ASSETS LESS LIABILITIES                                4.2%
       AUTOMOBILES & COMPONENTS                                     2.3%
       BANKS                                                        7.0%
       CAPITAL GOODS                                                8.4%
       COMMERCIAL SERVICES & SUPPLIES                               4.9%
       CONSUMER DURABLES & APPAREL                                  3.5%
       DIVERSIFIED FINANCIALS                                      10.1%
       FIXED INTEREST                                               1.9%
       OTHER                                                        2.9%
       FOOD BEVERAGE & TOBACCO                                      4.7%
       HOUSEHOLD & PERSONAL PRODUCTS                                3.6%
       MATERIALS                                                    4.8%
       MEDIA                                                       10.5%
       PHARMACEUTICALS & BIOTECHNOLOGY                              3.2%
       RETAILING                                                    2.9%
       SOFTWARE & SERVICES                                          9.9%
       TECHNOLOGY HARDWARE & EQUIPMENT                              8.7%

                   GAM GLOBAL FUND / STATEMENT OF INVESTMENTS

                             GAM INTERNATIONAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

GRAHAM WAINER IS MANAGING DIRECTOR - PORTFOLIO MANAGEMENT AND PRODUCT DEVELOPMENT. HE JOINED GAM IN 1998 HAVING PREVIOUSLY BEEN EXECUTIVE DIRECTOR OF EFG PRIVATE BANK AND MANAGING DIRECTOR OF ITS ASSET MANAGEMENT SUBSIDIARY. HE HOLDS A B. COMMERCE DEGREE FROM THE UNIVERSITY OF WITWATERSRAND AND A MASTERS DEGREE IN ECONOMICS FROM THE UNIVERSITY OF CAPE TOWN. ALONG WITH MR. WAINER THE INTERNATIONAL FUND INVESTMENT TEAM INCLUDES JOHN BENNETT, INVESTMENT DIRECTOR RESPONSIBLE FOR EUROPEAN MARKETS AND MICHAEL BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER WITH OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. MR. WAINER AND TEAM TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM JEAN-PHILIPPE CREMERS DURING THE SECOND QUARTER OF 2001.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in countries other than the United States, including Canada, the United Kingdom, Continental Europe and the Pacific Basin. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                               International
                                              Class A (after             Average
                                        GAM          maximum      MSCI   1 Month
                              International       sales load      EAFE   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                 US$ 12.79        US$ 13.53    952.65
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              3.73            (1.97)     6.48      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (15.35)          (20.01)   (15.66)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2002            (10.75)          (11.76)    (2.61)     4.64
--------------------------------------------------------------------------------
10 years to December, 2002             5.27             4.68      4.30      4.77
--------------------------------------------------------------------------------
15 years to December, 2002             6.97             6.57      3.41      5.57
--------------------------------------------------------------------------------
Since inception                       11.62            11.27      9.98      5.89
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 2nd January, 1985, Class B on 26th May, 1998, Class C on 19th May, 1998 and Class D on 18th September, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM INTERNATIONAL FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                     GAM
                                           International
                                                 Class A
                                                  (after                 Average
                                    GAM          maximum        MSCI     1 Month
                          International       sales load        EAFE     Deposit
                                Class A        of 5.50%)       Index        Rate
--------------------------------------------------------------------------------
  1/2/85                          10,000.00    10,000.00   10,000.00   10,000.00
 1/31/85                          10,083.00     9,528.43   10,292.60   10,053.00
 2/28/85                          10,148.00     9,589.86   10,234.90   10,117.70
 3/31/85                          10,414.00     9,841.23   11,032.10   10,207.20
 4/30/85                          10,549.00     9,968.80   10,997.80   10,270.20
 5/31/85                          10,930.00    10,328.80   11,468.50   10,352.70
 6/30/85                          11,324.00    10,701.20   11,766.60   10,418.50
 7/31/85                          11,523.00    10,889.20   12,378.20   10,474.60
 8/31/85                          11,964.00    11,306.00   12,779.50   10,553.60
 9/30/85                          12,500.00    11,812.50   13,531.40   10,624.70
10/31/85                          13,818.00    13,058.00   14,456.20   10,682.50
11/30/85                          14,885.00    14,066.30   15,054.00   10,763.30
12/31/85                          15,926.00    15,050.10   15,771.40   10,839.00
 1/31/86                          16,674.00    15,756.90   16,171.40   10,912.70
 2/28/86                          17,908.00    16,923.10   17,967.70   10,979.20
 3/31/86                          19,795.30    18,706.50   20,499.30   11,052.30
 4/30/86                          21,583.50    20,396.40   21,847.20   11,108.70
 5/31/86                          20,127.60    19,020.60   20,880.80   11,182.50
 6/30/86                          20,932.80    19,781.50   22,309.80   11,248.60
 7/31/86                          20,388.10    19,266.80   23,690.90   11,301.70
 8/31/86                          22,824.80    21,569.40   26,031.80   11,371.90
 9/30/86                          22,523.70    21,284.90   25,770.70   11,430.20
10/31/86                          21,875.10    20,672.00   24,054.90   11,488.10
11/30/86                          22,819.60    21,564.60   25,446.90   11,539.70
12/31/86                          23,491.90    22,199.80   26,801.80   11,604.00
 1/31/87                          25,718.60    24,304.10   29,654.40   11,665.80
 2/28/87                          26,709.90    25,240.90   30,549.40   11,721.00
 3/31/87                          28,772.30    27,189.80   33,060.20   11,785.30
 4/30/87                          30,249.00    28,585.30   36,564.10   11,835.10
 5/31/87                          30,075.80    28,421.60   36,570.70   11,910.40
 6/30/87                          29,893.80    28,249.60   35,412.30   11,983.90
 7/31/87                          30,476.50    28,800.30   35,356.60   12,054.70
 8/31/87                          31,662.60    29,921.20   38,015.00   12,117.60
 9/30/87                          31,232.50    29,514.70   37,423.50   12,194.80
10/31/87                          26,630.60    25,166.00   32,186.70   12,272.10
11/30/87                          25,559.10    24,153.30   32,511.00   12,339.70
12/31/87                          26,321.50    24,873.80   33,484.40   12,429.30
 1/31/88                          24,759.00    23,397.20   34,089.90   12,499.40
 2/29/88                          26,159.10    24,720.40   36,371.00   12,563.90
 3/31/88                          27,022.60    25,536.30   38,614.10   12,642.10
 4/30/88                          27,134.40    25,642.00   39,182.40   12,708.60
 5/31/88                          26,990.10    25,505.60   37,935.10   12,775.90
 6/30/88                          26,845.80    25,369.30   36,943.00   12,863.40
 7/31/88                          27,295.10    25,793.90   38,109.70   12,941.90
 8/31/88                          26,332.60    24,884.30   35,639.30   13,020.50
 9/30/88                          27,715.60    26,191.30   37,203.70   13,122.90
10/31/88                          29,966.30    28,318.20   40,395.60   13,205.90
11/30/88                          31,646.10    29,905.60   42,810.30   13,289.50
12/31/88                          31,982.30    30,223.30   43,056.60   13,412.20
 1/31/89                          31,926.20    30,170.20   43,823.00   13,503.30
 2/28/89                          31,708.00    29,964.10   44,056.80   13,611.20
 3/31/89                          31,042.80    29,335.50   43,200.60   13,725.20
 4/30/89                          31,654.00    29,913.10   43,609.80   13,829.80
 5/31/89                          30,886.40    29,187.60   41,244.70   13,933.70
 6/30/89                          31,853.60    30,101.70   40,559.50   14,062.00
 7/31/89                          35,312.10    33,370.00   45,661.30   14,163.60
 8/31/89                          35,724.80    33,759.90   43,616.20   14,259.60
 9/30/89                          35,615.60    33,656.80   45,611.00   14,383.80
10/31/89                          34,678.90    32,771.60   43,787.40   14,479.30
11/30/89                          36,705.10    34,686.40   45,997.60   14,576.10
12/31/89                          39,166.50    37,012.40   47,705.80   14,704.30
 1/31/90                          38,727.10    36,597.10   45,940.40   14,792.60
 2/28/90                          37,826.30    35,745.80   42,743.70   14,886.10
 3/31/90                          38,053.10    35,960.10   38,299.60   15,007.10
 4/30/90                          36,585.90    34,573.70   38,005.90   15,099.70
 5/31/90                          39,571.10    37,394.70   42,354.00   15,197.80
 6/30/90                          41,214.10    38,947.30   41,991.10   15,322.20
 7/31/90                          42,970.50    40,607.10   42,593.40   15,415.20
 8/31/90                          37,833.20    35,752.40   38,468.80   15,532.50
 9/30/90                          37,479.20    35,417.80   33,118.80   15,633.60
10/31/90                          38,048.40    35,955.80   38,290.00   15,724.30
11/30/90                          36,400.80    34,398.80   36,042.20   15,843.20
12/31/90                          36,306.00    34,309.10   36,640.10   15,956.80
 1/31/91                          37,019.50    34,983.40   37,835.50   16,040.70
 2/28/91                          38,533.80    36,414.50   41,902.60   16,144.70
 3/31/91                          37,653.30    35,582.40   39,397.20   16,238.90
 4/30/91                          36,919.40    34,888.80   39,795.50   16,312.60
 5/31/91                          37,345.60    35,291.60   40,222.50   16,405.60
 6/30/91                          36,436.70    34,432.70   37,277.50   16,484.20
 7/31/91                          37,179.10    35,134.20   39,119.10   16,567.10
 8/31/91                          37,167.80    35,123.60   38,334.20   16,646.30
 9/30/91                          38,853.00    36,716.10   40,506.20   16,725.70
10/31/91                          39,276.40    37,116.20   41,090.60   16,787.10
11/30/91                          39,157.90    37,004.20   39,183.20   16,868.60
12/31/91                          41,954.80    39,647.30   41,219.00   16,943.20
 1/31/92                          41,243.40    38,975.00   40,350.70   17,004.70
 2/29/92                          41,546.30    39,261.20   38,917.50   17,058.10
 3/31/92                          40,619.80    38,385.70   36,359.10   17,119.60
 4/30/92                          41,543.60    39,258.70   36,541.10   17,166.00
 5/31/92                          43,990.20    41,570.70   38,998.30   17,229.80
 6/30/92                          45,359.10    42,864.40   37,161.40   17,288.10
 7/31/92                          46,691.30    44,123.30   36,222.30   17,344.20
 8/31/92                          49,483.70    46,762.10   38,506.50   17,393.90
 9/30/92                          47,716.90    45,092.50   37,758.30   17,441.20
10/31/92                          44,604.90    42,151.60   35,789.20   17,485.30
11/30/92                          43,063.70    40,695.20   36,137.00   17,531.50
12/31/92                          43,247.80    40,869.20   36,334.80   17,591.00
 1/31/93                          44,198.30    41,767.40   36,341.20   17,636.00
 2/28/93                          46,832.50    44,256.70   37,449.70   17,677.90
 3/31/93                          48,616.80    45,942.90   40,725.00   17,726.80
 4/30/93                          50,853.80    48,056.80   44,601.10   17,771.40
 5/31/93                          52,354.80    49,475.30   45,553.90   17,812.50
 6/30/93                          51,338.90    48,515.30   44,853.70   17,862.40
 7/31/93                          52,003.20    49,143.00   46,434.10   17,907.50
 8/31/93                          58,652.10    55,426.30   48,951.30   17,949.50
 9/30/93                          60,716.50    57,377.10   47,860.20   18,000.70
10/31/93                          66,229.10    62,586.50   49,345.60   18,044.50
11/30/93                          65,652.70    62,041.80   45,042.70   18,091.50
12/31/93                          77,830.60    73,549.90   48,305.30   18,145.30
 1/31/94                          76,697.60    72,479.30   52,399.70   18,189.80
 2/28/94                          72,306.70    68,329.90   52,265.30   18,232.10
 3/31/94                          69,597.30    65,769.50   50,025.30   18,289.80
 4/30/94                          67,686.20    63,963.50   52,159.00   18,341.60
 5/31/94                          68,141.90    64,394.10   51,870.60   18,395.00
 6/30/94                          70,275.60    66,410.40   52,615.30   18,465.60
 7/31/94                          70,145.00    66,287.10   53,132.90   18,535.10
 8/31/94                          69,749.40    65,913.20   54,402.50   18,599.70
 9/30/94                          70,914.40    67,014.10   52,701.00   18,676.40
10/31/94                          72,929.30    68,918.20   54,468.20   18,746.40
11/30/94                          70,768.90    66,876.60   51,862.50   18,817.50
12/31/94                          69,871.80    66,028.90   52,199.30   18,924.10
 1/31/95                          72,048.50    68,085.80   50,206.50   19,006.50
 2/28/95                          76,690.10    72,472.10   50,075.30   19,092.80
 3/31/95                          82,127.60    77,610.60   53,212.50   19,202.50
 4/30/95                          82,789.60    78,236.10   55,228.00   19,290.80
 5/31/95                          85,323.60    80,630.80   54,583.90   19,391.50
 6/30/95                          83,776.40    79,168.70   53,641.10   19,489.30
 7/31/95                          84,170.30    79,540.90   56,995.20   19,578.70
 8/31/95                          82,115.50    77,599.10   54,834.90   19,665.30
 9/30/95                          84,397.70    79,755.80   55,920.10   19,776.60
10/31/95                          86,895.10    82,115.90   54,431.30   19,860.00
11/30/95                          88,641.30    83,766.10   55,960.00   19,946.00
12/31/95                          90,897.30    85,897.90   58,229.00   20,060.80
 1/31/96                          89,408.60    84,491.10   58,481.90   20,139.80
 2/29/96                          86,984.10    82,200.00   58,694.10   20,221.90
 3/31/96                          86,346.00    81,597.00   59,955.50   20,327.50
 4/30/96                          84,432.00    79,788.20   61,713.30   20,414.00
 5/31/96                          83,496.20    78,903.90   60,592.40   20,503.90
 6/30/96                          84,517.00    79,868.60   60,948.30   20,591.30
 7/31/96                          87,409.40    82,601.90   59,182.20   20,668.10
 8/31/96                          88,057.10    83,213.90   59,327.10   20,772.20
 9/30/96                          89,847.20    84,905.60   60,918.20   20,864.40
10/31/96                          91,083.20    86,073.60   60,309.90   20,939.30
11/30/96                          99,053.50    93,605.60   62,724.60   21,041.80
12/31/96                          99,063.50    93,615.00   61,932.80   21,138.80
 1/31/97                         101,674.00    96,081.70   59,779.60   21,234.60
 2/28/97                         106,338.00   100,490.00   60,771.80   21,321.70
 3/31/97                         104,840.00    99,074.20   61,006.90   21,418.00
 4/30/97                         109,291.00   103,280.00   61,345.30   21,512.10
 5/31/97                         113,056.00   106,838.00   65,352.50   21,617.00
 6/30/97                         118,448.00   111,934.00   68,971.40   21,715.80
 7/31/97                         131,885.00   124,631.00   70,101.40   21,798.20
 8/31/97                         118,372.00   111,861.00   64,880.30   21,913.30
 9/30/97                         127,716.00   120,692.00   68,529.50   22,019.40
10/31/97                         118,071.00   111,577.00   63,277.00   22,123.40
11/30/97                         120,180.00   113,571.00   62,646.50   22,217.70
12/31/97                         127,723.00   120,698.00   63,207.30   22,334.00
 1/31/98                         131,941.00   124,685.00   66,112.70   22,443.90
 2/28/98                         138,449.00   130,834.00   70,370.30   22,540.30
 3/31/98                         147,245.00   139,146.00   72,553.00   22,649.80
 4/30/98                         147,738.00   139,613.00   73,143.80   22,753.40
 5/31/98                         149,264.00   141,055.00   72,805.40   22,854.50
 6/30/98                         149,848.00   141,606.00   73,372.70   22,965.60
 7/31/98                         155,188.00   146,653.00   74,132.90   23,073.90
 8/31/98                         141,403.00   133,626.00   64,965.00   23,182.40
 9/30/98                         133,704.00   126,350.00   62,990.20   23,287.20
10/31/98                         128,328.00   121,270.00   69,574.10   23,391.20
11/30/98                         130,697.00   123,509.00   73,155.70   23,490.90
12/31/98                         136,938.00   129,407.00   76,059.40   23,600.50
 1/31/99                         129,558.00   122,433.00   75,852.00   23,699.80
 2/28/99                         125,504.00   118,601.00   74,061.80   23,787.90
 3/31/99                         122,315.00   115,588.00   77,171.20   23,885.70
 4/30/99                         123,500.00   116,707.00   80,315.90   23,980.70
 5/31/99                         120,356.00   113,737.00   76,197.30   24,078.10
 6/30/99                         120,220.00   113,608.00   79,185.60   24,173.30
 7/31/99                         115,801.00   109,432.00   81,557.50   24,279.60
 8/31/99                         115,436.00   109,087.00   81,873.50   24,386.00
 9/30/99                         111,838.00   105,686.00   82,715.90   24,492.30
10/31/99                         116,302.00   109,905.00   85,832.20   24,603.40
11/30/99                         127,372.00   120,366.00   88,832.10   24,710.80
12/31/99                         146,505.00   138,447.00   96,822.30   24,845.20
 1/31/00                         136,938.00   129,407.00   90,687.20   24,965.80
 2/29/00                         156,800.00   148,176.00   93,145.60   25,081.50
 3/31/00                         144,819.00   136,854.00   96,774.30   25,206.70
 4/30/00                         125,823.00   118,903.00   91,699.20   25,333.60
 5/31/00                         113,386.00   107,150.00   89,477.50   25,468.00
 6/30/00                         119,582.00   113,005.00   92,997.80   25,604.50
 7/31/00                         117,901.00   111,417.00   89,117.00   25,747.70
 8/31/00                         116,776.00   110,354.00   89,908.80   25,891.20
 9/30/00                         114,271.00   107,986.00   85,548.80   26,030.20
10/31/00                         111,817.00   105,667.00   83,545.40   26,175.20
11/30/00                         109,874.00   103,831.00   80,430.30   26,315.70
12/31/00                         113,183.00   106,958.00   83,307.80   26,461.60
 1/31/01                         108,378.00   102,417.00   83,268.60   26,607.10
 2/28/01                         104,024.00    98,303.10   77,032.20   26,719.50
 3/31/01                          97,070.60    91,731.70   71,931.80   26,838.80
 4/30/01                          98,257.80    92,853.60   76,976.90   26,948.60
 5/31/01                          95,261.50    90,022.10   74,321.20   27,048.40
 6/30/01                          92,943.50    87,831.60   71,309.50   27,137.60
 7/31/01                          90,342.90    85,374.10   70,017.70   27,224.90
 8/31/01                          89,325.30    84,412.40   68,258.50   27,309.60
 9/30/01                          79,601.30    75,223.20   61,360.20   27,392.20
10/31/01                          81,184.30    76,719.10   62,929.30   27,451.20
11/30/01                          83,897.90    79,283.60   65,253.10   27,500.90
12/31/01                          85,424.40    80,726.00   65,642.10   27,548.40
 1/31/02                          82,088.80    77,573.90   62,159.20   27,590.90
 2/28/02                          82,315.00    77,787.60   62,598.20   27,628.60
 3/31/02                          85,537.50    80,832.90   66,015.70   27,669.70
 4/30/02                          87,629.20    82,809.60   66,493.80   27,709.50
 5/31/02                          88,477.30    83,611.00   67,395.80   27,750.70
 6/30/02                          85,141.70    80,458.90   64,738.20   27,790.60
 7/31/02                          77,509.50    73,246.50   58,352.10   27,831.90
 8/31/02                          76,322.20    72,124.50   58,233.50   27,872.60
 9/30/02                          69,707.70    65,873.70   51,994.10   27,912.00
10/31/02                          72,138.70    68,171.00   54,792.50   27,953.40
11/30/02                          74,004.30    69,934.10   57,286.30   27,991.00
12/31/02                          72,308.30    68,331.30   55,364.40   28,023.10

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe, Australasia and Far East Index is a market value weighted, unmanaged index of the weighted share prices of some 1,093 companies listed on the stock exchanges of Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 20 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                        INTERNATIONAL
                                                               (AFTER
                                                              MAXIMUM      MSCI
                                                 GAM       SALES LOAD      EAFE
                                       INTERNATIONAL        OF 5.50%)     INDEX
-------------------------------------------------------------------------------
1 Year                                        -15.35           -20.01    -15.66
5 Years                                       -10.75           -11.76     -2.61
10 Years                                        5.27             4.68      4.30
15 Years                                        6.97             6.57      3.41
Since Inception                                11.62            11.27      9.98


ANNUAL PERFORMANCE - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                        INTERNATIONAL
                                                               (AFTER
                                                              MAXIMUM      MSCI
                                                 GAM       SALES LOAD      EAFE
                                       INTERNATIONAL        OF 5.50%)     INDEX
-------------------------------------------------------------------------------
1998                                            7.22             1.32     20.33
1999                                            6.99             1.10     27.30
2000                                          -22.74           -26.99    -13.96
2001                                          -24.53           -26.68    -21.21
2002                                          -15.35           -20.01    -15.66

                                                                  GAM
                                                        INTERNATIONAL
                                                       CLASS A (AFTER
                                                 GAM          MAXIMUM      MSCI
                                       INTERNATIONAL       SALES LOAD      EAFE
                                             CLASS A        OF 5.50%)     INDEX
YEAR                                               %                %         %
-------------------------------------------------------------------------------
1998                                            7.22             1.32     20.33
1999                                            6.99             1.10     27.30
2000                                          (22.74)          (26.99)   (13.96)
2001                                          (24.53)          (28.68)   (21.21)
2002                                          (15.35)          (20.01)   (15.66)

                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                               International             Average
                                        GAM          Class B      MSCI   1 Month
                              International   (with deferred      EAFE   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                 US$ 12.77                     952.65
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              3.48            (1.52)     6.48      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (16.04)          (20.24)   (15.66)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (20.65)          (22.25)   (18.48)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (21.52)          (22.16)   (17.00)     4.09
--------------------------------------------------------------------------------
Since inception*                     (15.22)          (15.53)    (6.28)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                         GAM
                                               International
                                              Class C (after
                                                     maximum
                                                  sales load             Average
                                        GAM         of 1.00%      MSCI   1 Month
                           Internationaland         deferred      EAFE   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                 US$ 12.88        US$ 13.01    952.65
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              3.54             1.50      6.48      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (16.09)          (17.76)   (15.66)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (20.68)          (21.07)   (18.48)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (21.54)          (21.81)   (17.00)     4.09
--------------------------------------------------------------------------------
Since inception*                     (14.76)          (14.95)    (5.75)     4.55
--------------------------------------------------------------------------------


THE FACTS - CLASS D SHARES

                                                         GAM
                                               International
                                              Class D (after             Average
                                        GAM          maximum      MSCI   1 Month
                              International       sales load      EAFE   Deposit
                                    Class D        of 3.50%)     Index      Rate

31 December, 2002                 US$ 12.63        US$ 13.09    952.65
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              3.52            (0.10)     6.48      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (15.80)          (18.75)   (15.66)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2002            (21.17)          (22.10)   (17.00)     4.09
--------------------------------------------------------------------------------
5 years to December, 2002            (10.93)          (11.56)    (2.61)     4.64
--------------------------------------------------------------------------------
Since inception*                      (2.13)           (2.60)     0.21      4.93
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 19th May, 1998 for Class C shares and 18th September, 1995 for Class D shares.


THE COMMENT

     The Fund's Class A NAV declined by 15.35% during the twelve months ended 31 December 2002 compared to the index which fell by 15.66%.

     The weightings committed to Europe versus the Pacific are little changed at year-end from the exposures maintained at the start of 2002. This masks the considerable volatility that markets have suffered over the year and the effect this has had on relative weightings between the two regions within the portfolio. In the middle of the year we did increase the allocation to the Pacific in the belief that attractive valuations and sound corporate governance would prove rewarding for the region--and indeed this proved the case on a relative basis. However, the passive stance adopted towards asset allocation reflects our desire to allow the stockpicking skills of our managers to come to the fore, albeit in an environment where few clear opportunities to add value have arisen over the year.

     The strategy for the European part of the portfolio remained broadly unchanged throughout 2002. Over the last three years we have refused to buy into the bullish recovery argument. This was largely due to the absence of a proper recession and its cleansing effects. We feel that our view has been vindicated and we anticipate a catalyst that might induce much needed change. This may mean that 2003 is a year of crisis: there are several possible crisis scenarios. We are anticipating reflationary stimulus, as well as further falls in equity markets, to result in a genuine buying opportunity. In short, markets are likely to retest the lows but we believe policy change is close at hand.

     We believe that the next year will belong to sectors that may look dull today, such as the pharmaceutical sector. We are building our position in Roche and have added to UCB. We are also carrying out further research work on Glaxo and Novartis.

     The mining sector has performed well in relative terms. We place great emphasis on the capital intensity of industries and the capital absorption of industries. A number of old economy sectors, such as mining, were starved of capital which had flooded into "new economy" sectors. That forced companies to become much more capital efficient. That, together with our positive view of commodity prices, encourages us to build on our exposure to selected mining and metals stocks. A further example of enforced capital discipline is the telecoms sector and we have recently been building positions in stocks such as Deutsche Telekom.

     Turning to the Pacific, most of the region's markets declined between 5-20% in 2002. There was a strong rally in the first quarter, but those gains had been given back by the end of June. Most Pacific markets participated in the rally during October and November but as the year ended, much of the rally had subsided.

     The momentum and scale of change and growth in China was impressive and will continue to provide some great investment opportunities. We are taking advantage of this primarily by investing in Hong Kong-based property companies which manage many of the major property developments in Shanghai.

     Throughout the year we maintained a high weighting towards Hong Kong, although it has been a disappointing year in terms of performance. Stocks that we continue to like are Cheung Kong Holdings and Hang Seng Bank.

     We have also maintained an overweight exposure to Singapore. The government has been proactive in supporting the economy, particularly with new measures for homebuyers. These initiatives have proven beneficial for our bank holdings.

     In Japan, 2002 proved to be another year of volatility and decline. We continue to pursue a policy of careful stock selection since we believe there are still problems in certain industries; particularly banking. Our focus will continue to be upon those companies that are still able to grow their earnings by cutting costs.

                 GAM INTERNATIONAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002

                                                                         MARKET
                                                                          VALUE
  HOLDINGS   DESCRIPTION                                                    US$
-------------------------------------------------------------------------------
EQUITIES - 96.8%
             AUSTRALIA - 2.1%
   400,000   AWB                                                        886,894
   101,779   Rio Tinto                                                1,944,525
                                                                    -----------
                                                                      2,831,419
                                                                    -----------
             BELGIUM - 3.6%
   153,000   UCB                                                      4,813,074
                                                                    -----------
                                                                      4,813,074
                                                                    -----------
             CHINA - 1.1%
 1,000,000   China Merchants Holdings                                   698,848
   560,000   CNOOC                                                      732,444
                                                                    -----------
                                                                      1,431,292
                                                                    -----------
             DENMARK - 1.1%
    90,000   Den Danske Bank                                          1,486,406
                                                                    -----------
                                                                      1,486,406
                                                                    -----------
             FINLAND - 1.0%
    64,700   Nokia                                                    1,027,843
     8,200   UPM-Kymmene Oyj                                            263,115
                                                                    -----------
                                                                      1,290,958
                                                                    -----------
             FRANCE - 8.8%
     5,000   Air Liquide                                                659,045
    60,000   Alcatel                                                    262,989
    20,000   AGF                                                        669,007
   *30,000   ASF                                                        724,478
    12,000   Aventis                                                    651,810
    50,000   AXA                                                        670,580
    26,000   BNP Paribas                                              1,058,646
    35,000   Bouygues                                                   976,981
    20,000   PSA Peugeot Citroen                                        814,972
    13,000   Societe Generale                                           756,565
    28,675   Total Fina Elf                                           4,092,337
    32,000   Vivendi Universal                                          516,415
                                                                    -----------
                                                                     11,853,825
                                                                    -----------
             GERMANY - 5.3%
    47,500   Altana                                                   2,156,708
    44,000   Bayerische Motoren Werke                                 1,335,707
    37,000   BERU                                                     1,649,311
    20,000   Deutsche Bank                                              920,671
    80,000   Deutsche Telekom (Registered)                            1,025,111
                                                                    -----------
                                                                      7,087,508
                                                                    -----------
             HONG KONG -7.0%
   292,000   Cheung Kong Holdings                                     1,900,225
   132,500   Hang Seng Bank                                           1,410,198
   494,000   Henderson Land Development                               1,485,443
 1,274,000   New World Development                                      633,034
   380,000   Sun Hung Kai Properties                                  2,246,315
   438,500   Swire Pacific A                                          1,678,418
                                                                    -----------
                                                                      9,353,633
                                                                    -----------
             ITALY - 4.0%
   165,000   ENI                                                      2,621,238
   250,000   Banca Intesa SpA                                           526,921
   200,000   Telecom Italia                                           1,516,276
   145,000   TIM                                                        661,404
                                                                    -----------
                                                                      5,325,839
                                                                    -----------
             JAPAN - 13.2%
    19,900   Aiful                                                      747,402
    37,000   Canon                                                    1,392,758
    23,800   Fanuc                                                    1,052,211
    44,000   Fuji Photo Film                                          1,433,937
    23,000   Ito-Yokado                                                 677,895
    16,900   JAFCO                                                      730,080
   168,000   Mitsubishi                                               1,025,684
   196,000   Mitsubishi Estate                                        1,492,076


                                                                         MARKET
                                                                          VALUE
  HOLDINGS   DESCRIPTION                                                    US$
-------------------------------------------------------------------------------
              JAPAN - (CONTINUED)
    11,900    Nintendo                                                1,111,335
    16,300    ORIX                                                    1,050,063
   104,000    RICOH                                                   1,705,162
    25,500    Secom                                                     873,979
   132,000    Sharp                                                   1,252,749
    31,900    Sony                                                    1,332,413
    27,700    Takeda Chemical                                         1,156,985
   101,000    Tonen General Sekiyu                                      663,411
                                                                    -----------
                                                                     17,698,140
                                                                    -----------
              NETHERLANDS - 9.1%
  *375,000    Getronics                                                 228,071
    73,000    Grolsch                                                 1,581,478
   *70,000    KPN                                                       455,092
   112,000    Royal Dutch Petroleum                                   4,926,742
   105,400    Telegraaf Holdings                                      1,706,466
    36,900    Unilever                                                2,265,495
    50,165    Volker Wessels Stevin                                   1,010,504
                                                                    -----------
                                                                     12,173,848
                                                                    -----------
              PORTUGAL - 0.4%
    80,000    Portugal Telecom                                          549,466
                                                                    -----------
                                                                        549,466
                                                                    -----------
              SINGAPORE - 3.7%
   809,000    Capitaland                                                517,678
   169,000    DBS Group Holdings                                      1,071,686
 1,051,000    Hong Kong Land Holdings                                 1,450,380
 1,450,000    Singapore Exchange                                      1,028,161
    88,000    Singapore Press Holdings                                  923,299
                                                                    -----------
                                                                      4,991,204
                                                                    -----------
              SPAIN - 2.3%
   120,000    Banco Bilbao Vizcaya Argentaria                         1,147,588
   100,000    Banco Santander                                           685,784
  *140,000    Telefonica                                              1,252,238
                                                                    -----------
                                                                      3,085,610
                                                                    -----------
              SWITZERLAND - 7.9%
    18,200    Nestle (Registered)                                     3,855,263
    94,475    Novartis (Registered)                                   3,445,824
    33,750    Roche Holding Genussscheine                             2,350,934
   *12,000    Swiss Life Holdings                                       934,789
                                                                    -----------
                                                                     10,586,810
                                                                    -----------
              UNITED KINGDOM - 26.2%
    98,000    Anglo American                                          1,455,159
    50,000    AstraZeneca Group                                       1,786,656
   103,390    BG Group                                                  445,996
   590,000    BP                                                      4,055,065
   130,000    British American Tobacco                                1,298,384
  *149,000    British Sky Broadcasting Group                          1,532,516
   699,000    BT Group                                                2,193,965
   850,000    Coats                                                     670,398
   353,000    Daily Mail & General Trust A                            3,304,018
   620,000    EMI Group                                               1,387,153
   140,000    GlaxoSmithKline                                         2,686,100
   351,515    HSBC Holdings                                           3,884,207
   *92,700    Intertek Testing Services                                 603,554
   300,000    Rank Group                                              1,286,875
    50,000    Rio Tinto                                                 997,952
    85,000    Royal Bank of Scotland                                  2,035,822
    60,000    Scottish & Southern Energy                                656,717
   180,000    SIG                                                       499,781
    75,000    Smith Group                                               839,608
    75,000    United Utilities                                          753,293
 1,255,000    Vodafone Group                                          2,287,704
   *50,000    Xstrata                                                   522,315
                                                                    -----------
                                                                     35,183,238
                                                                    -----------
TOTAL EQUITIES (COST $154,337,964)                                  129,742,270
                                                                    -----------

                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
  HOLDINGS   DESCRIPTION                                                    US$
-------------------------------------------------------------------------------
PREFERRED SHARES - 3.2%
             GERMANY - 3.2%
    10,475   Porsche Pfd                                              4,349,698
                                                                    -----------
TOTAL PREFERRED SHARES (COST $4,313,997)                              4,349,698
                                                                    -----------
TIME DEPOSITS - 0.6%
             CAYMAN - 0.6%
  $760,312   Brown Brothers Harriman Trust (Cayman)
             1.20% 2003-01-02                                           760,312
                                                                    -----------
TOTAL TIME DEPOSITS (COST $760,312)                                     760,312
                                                                    -----------
TOTAL INVESTMENTS (COST $159,412,273) - 100.6%                      134,852,280
                                                                    -----------
CONTRACTS FOR DIFFERENCE - 0.1%
             UNITED KINGDOM - 0.1%
*(250,000)   Capita Group CFD 2003-06-30                                106,164
*(625,000)   Michael Page International CFD 2003-06-30                   94,785
                                                                    -----------
TOTAL CONTRACTS FOR DIFFERENCE                                          200,949
                                                                    -----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.7%)                         (989,048)
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                           134,064,181
                                                                    ===========

*Non-income producing security.

Glossary:
CFD - Contracts For Difference

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       UNITED KINGDOM                                              26.3%
       CHINA                                                        1.1%
       JAPAN                                                       13.2%
       DENMARK                                                      1.1%
       NETHERLANDS                                                  9.1%
       FRANCE                                                       8.8%
       SWITZERLAND                                                  7.9%
       HONG KONG                                                    7.0%
       ITALY                                                        4.0%
       SINGAPORE                                                    3.7%
       BELGIUM                                                      3.6%
       SPAIN                                                        2.3%
       AUSTRALIA                                                    2.1%
       GERMANY                                                      8.5%
       LIABILITIES IN EXCESS OF OTHER ASSETS AND OTHER              1.3%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       AUTOMOBILES & COMPONENTS                                     6.0%
       BANKS                                                       11.3%
       CAPITAL GOODS                                                3.9%
       COMMERCIAL SERVICES & SUPPLIES                               1.2%
       CONSUMER DURABLES & APPAREL                                  4.3%
       DIVERSIFIED FINANCIALS                                       4.0%
       ENERGY                                                      13.1%
       OTHER                                                        2.1%
       FOOD BEVERAGE & TOBACCO                                      7.5%
       INSURANCE                                                    1.2%
       MATERIALS                                                    4.4%
       MEDIA                                                        7.0%
       PHARMACEUTICALS & BIOTECHNOLOGY                             14.5%
       REAL ESTATE                                                  7.3%
       TECHNOLOGY HARDWARE & EQUIPMENT                              3.3%
       TELECOMMUNICATION SERVICES                                   8.0%
       UTILITIES                                                    1.1%

                GAM INTERNATIONAL FUND / STATEMENT OF INVESTMENTS

                                                  GAM PACIFIC BASIN FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAM IN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. HE COMMENCED MANAGEMENT OF GAM PACIFIC BASIN ON 6TH MAY, 1987. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAM PACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies with principal offices in the Pacific Basin, including Japan, Hong Kong, Singapore, Malaysia, Indonesia, the Philippines, Korea, Taiwan, India, Australia and New Zealand. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be invested substantially in debt securities of Pacific Basin companies and their governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                               Pacific Basin
                                              Class A (after             Average
                                        GAM          maximum      MSCI   1 Month
                              Pacific Basin       sales load   Pacific   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                  US$ 6.92         US$ 7.32   1211.11
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (0.86)           (6.31)    (3.15)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (12.41)          (17.22)    (9.01)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2002             (1.39)           (2.50)    (3.87)     4.64
--------------------------------------------------------------------------------
10 years to December, 2002             1.01             0.44     (1.18)     4.77
--------------------------------------------------------------------------------
15 years to December, 2002             5.02             4.63     (1.99)     5.57
--------------------------------------------------------------------------------
Since inception                        3.52             3.15     (2.57)     5.65
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 6th May, 1987, Class B on 26th May, 1998, Class C on 1st June, 1998 and Class D on 18th October, 1995. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM PACIFIC BASIN FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                     Gam
                                           Pacific Basin
                                                 Class A
                                                  (after                 Average
                                        Gam      maximum        MSCI     1 Month
                              Pacific Basin   sales load     Pacific     Deposit
                                    Class A    of 5.50%)       Index     Class A
--------------------------------------------------------------------------------
  5/6/87                          10,000.00    10,000.00   10,000.00   10,000.00
 5/31/87                          10,394.00     9,822.33    9,646.93   10,042.10
 6/30/87                          10,212.00     9,650.34    9,013.78   10,104.00
 7/31/87                          10,769.00    10,176.70    8,801.83   10,163.80
 8/31/87                          11,222.00    10,604.80    9,848.74   10,216.70
 9/30/87                          11,658.00    11,016.80    9,564.74   10,281.90
10/31/87                           7,915.00     7,479.67    8,525.66   10,347.00
11/30/87                           8,044.00     7,601.58    8,865.12   10,404.00
12/31/87                           8,245.00     7,791.52    9,002.51   10,479.60
 1/31/88                           8,499.00     8,031.56    9,450.35   10,538.70
 2/29/88                           8,832.00     8,346.24   10,118.30   10,593.10
 3/31/88                           9,223.00     8,715.74   10,907.90   10,659.00
 4/30/88                           9,638.00     9,107.91   11,047.00   10,715.10
 5/31/88                           9,581.00     9,054.04   10,626.80   10,771.80
 6/30/88                           9,898.00     9,353.61   10,266.80   10,845.60
 7/31/88                          10,219.00     9,656.96   10,734.50   10,911.70
 8/31/88                           9,541.00     9,016.25    9,941.12   10,978.00
 9/30/88                           9,490.00     8,968.05   10,326.20   11,064.40
10/31/88                           9,654.00     9,123.03   11,176.30   11,134.40
11/30/88                          10,080.00     9,525.60   12,100.10   11,204.80
12/31/88                          10,159.00     9,600.25   12,170.20   11,308.30
 1/31/89                          10,685.00    10,097.30   12,283.50   11,385.10
 2/28/89                          10,562.00     9,981.09   12,441.90   11,476.10
 3/31/89                          10,799.00    10,205.10   12,048.10   11,572.20
 4/30/89                          11,351.00    10,726.70   12,056.70   11,660.40
 5/31/89                          11,228.00    10,610.50   11,384.20   11,748.00
 6/30/89                          11,143.00    10,530.10   10,878.10   11,856.20
 7/31/89                          12,175.00    11,505.40   12,291.20   11,941.80
 8/31/89                          12,449.00    11,764.30   11,532.20   12,022.70
 9/30/89                          13,085.00    12,365.30   12,238.50   12,127.50
10/31/89                          13,176.00    12,451.30   11,912.30   12,208.00
11/30/89                          13,728.00    12,973.00   12,480.70   12,289.60
12/31/89                          14,561.50    13,760.70   12,495.80   12,397.70
 1/31/90                          14,309.40    13,522.40   11,790.20   12,472.20
 2/28/90                          13,533.80    12,789.40   10,647.40   12,551.00
 3/31/90                          13,333.40    12,600.10    8,731.57   12,653.00
 4/30/90                          13,485.90    12,744.20    8,791.46   12,731.10
 5/31/90                          14,489.80    13,692.80   10,014.20   12,813.80
 6/30/90                          14,768.50    13,956.20    9,612.32   12,918.70
 7/31/90                          15,376.00    14,530.40    9,540.73   12,997.10
 8/31/90                          14,435.30    13,641.40    8,632.19   13,096.00
 9/30/90                          12,890.30    12,181.30    7,280.43   13,181.30
10/31/90                          14,163.10    13,384.10    8,855.04   13,257.70
11/30/90                          13,411.80    12,674.20    7,874.60   13,358.00
12/31/90                          13,374.90    12,639.30    8,211.34   13,453.80
 1/31/91                          13,839.20    13,078.00    8,469.01   13,524.50
 2/28/91                          14,672.40    13,865.40    9,514.35   13,612.10
 3/31/91                          14,853.40    14,036.40    8,997.57   13,691.60
 4/30/91                          15,058.50    14,230.30    9,230.35   13,753.70
 5/31/91                          15,032.50    14,205.70    9,196.25   13,832.20
 6/30/91                          14,516.70    13,718.30    8,596.99   13,898.40
 7/31/91                          15,140.20    14,307.50    8,888.39   13,968.30
 8/31/91                          14,658.40    13,852.20    8,439.19   14,035.10
 9/30/91                          15,289.80    14,448.80    9,104.53   14,102.10
10/31/91                          15,559.60    14,703.80    9,493.46   14,153.80
11/30/91                          15,114.10    14,282.80    8,884.51   14,222.50
12/31/91                          15,611.10    14,752.50    9,158.66   14,285.40
 1/31/92                          15,906.50    15,031.60    8,805.37   14,337.30
 2/29/92                          15,608.60    14,750.20    8,190.11   14,382.30
 3/31/92                          14,746.70    13,935.70    7,412.77   14,434.10
 4/30/92                          14,873.10    14,055.10    7,074.53   14,473.30
 5/31/92                          15,696.30    14,833.00    7,627.96   14,527.00
 6/30/92                          15,348.20    14,504.00    7,029.66   14,576.20
 7/31/92                          14,733.30    13,923.00    6,933.51   14,623.50
 8/31/92                          15,366.00    14,520.80    7,884.96   14,665.40
 9/30/92                          15,271.20    14,431.30    7,705.92   14,705.30
10/31/92                          15,614.60    14,755.80    7,435.42   14,742.50
11/30/92                          15,371.90    14,526.40    7,577.19   14,781.40
12/31/92                          15,554.20    14,698.70    7,492.00   14,831.60
 1/31/93                          15,595.70    14,738.00    7,479.59   14,869.50
 2/28/93                          16,204.90    15,313.60    7,843.84   14,904.80
 3/31/93                          17,253.60    16,304.60    8,793.07   14,946.10
 4/30/93                          18,934.80    17,893.40   10,195.70   14,983.70
 5/31/93                          19,457.60    18,387.40   10,494.00   15,018.40
 6/30/93                          18,934.50    17,893.10   10,323.60   15,060.50
 7/31/93                          19,742.30    18,656.50   10,935.60   15,098.40
 8/31/93                          20,589.20    19,456.80   11,260.80   15,133.90
 9/30/93                          20,721.70    19,582.00   10,841.30   15,177.10
10/31/93                          21,685.20    20,492.50   11,083.60   15,214.00
11/30/93                          20,384.20    19,263.10    9,521.45   15,253.60
12/31/93                          23,566.60    22,270.50   10,186.80   15,298.90
 1/31/94                          25,148.80    23,765.60   11,367.60   15,336.50
 2/28/94                          24,820.60    23,455.40   11,662.30   15,372.10
 3/31/94                          23,081.30    21,811.80   11,020.30   15,420.80
 4/30/94                          24,594.40    23,241.70   11,498.50   15,464.40
 5/31/94                          25,292.20    23,901.20   11,773.70   15,509.40
 6/30/94                          25,168.20    23,783.90   12,160.60   15,569.00
 7/31/94                          25,820.50    24,400.30   11,901.40   15,627.60
 8/31/94                          27,166.10    25,671.90   12,110.00   15,682.10
 9/30/94                          26,234.70    24,791.80   11,808.60   15,746.70
10/31/94                          26,520.30    25,061.70   12,109.10   15,805.80
11/30/94                          24,970.30    23,597.00   11,435.20   15,865.60
12/31/94                          25,314.00    23,921.70   11,513.90   15,955.50
 1/31/95                          22,609.10    21,365.60   10,788.60   16,025.00
 2/28/95                          22,400.80    21,168.70   10,523.30   16,097.80
 3/31/95                          22,784.30    21,531.20   11,333.20   16,190.30
 4/30/95                          23,476.70    22,185.50   11,817.20   16,264.80
 5/31/95                          24,166.20    22,837.10   11,346.50   16,349.60
 6/30/95                          24,177.70    22,848.00   10,867.70   16,432.10
 7/31/95                          25,630.00    24,220.40   11,653.30   16,507.50
 8/31/95                          25,698.20    24,284.80   11,216.20   16,580.50
 9/30/95                          25,853.00    24,431.10   11,322.00   16,674.40
10/31/95                          25,506.30    24,103.40   10,773.30   16,744.70
11/30/95                          25,378.30    23,982.50   11,304.80   16,817.10
12/31/95                          26,452.80    24,997.90   11,858.40   16,913.90
 1/31/96                          27,793.40    26,264.80   11,880.40   16,980.60
 2/29/96                          27,356.90    25,852.30   11,748.20   17,049.80
 3/31/96                          27,419.30    25,911.20   12,110.30   17,138.80
 4/30/96                          28,479.30    26,912.90   12,728.90   17,211.70
 5/31/96                          27,964.90    26,426.80   12,178.40   17,287.60
 6/30/96                          27,559.60    26,043.80   12,182.70   17,361.30
 7/31/96                          25,922.80    24,497.10   11,624.80   17,426.00
 8/31/96                          26,265.10    24,820.50   11,320.60   17,513.80
 9/30/96                          26,784.40    25,311.20   11,691.90   17,591.50
10/31/96                          25,808.70    24,389.20   11,151.00   17,654.70
11/30/96                          27,240.70    25,742.50   11,455.60   17,741.10
12/31/96                          26,349.40    24,900.20   10,862.00   17,822.80
 1/31/97                          26,418.50    24,965.50    9,949.78   17,903.70
 2/28/97                          26,211.30    24,769.70   10,158.70   17,977.00
 3/31/97                          25,555.20    24,149.60    9,788.13   18,058.30
 4/30/97                          25,917.80    24,492.30    9,993.22   18,137.60
 5/31/97                          28,300.60    26,744.10   10,972.50   18,226.00
 6/30/97                          28,974.00    27,380.50   11,653.70   18,309.40
 7/31/97                          29,112.20    27,511.00   11,376.70   18,378.80
 8/31/97                          24,803.80    23,439.60   10,249.90   18,475.80
 9/30/97                          24,963.30    23,590.30   10,212.10   18,565.30
10/31/97                          20,551.70    19,421.40    8,973.63   18,653.00
11/30/97                          19,860.80    18,768.40    8,481.12   18,732.60
12/31/97                          18,445.90    17,431.40    8,109.88   18,830.50
 1/31/98                          17,132.40    16,190.10    8,550.96   18,923.20
 2/28/98                          19,093.10    18,043.00    8,859.20   19,004.50
 3/31/98                          19,131.20    18,079.00    8,372.36   19,096.90
 4/30/98                          18,312.60    17,305.40    8,207.88   19,184.20
 5/31/98                          16,675.50    15,758.40    7,651.80   19,269.40
 6/30/98                          15,419.20    14,571.10    7,638.09   19,363.10
 7/31/98                          15,209.80    14,373.20    7,506.29   19,454.40
 8/31/98                          12,963.20    12,250.20    6,620.15   19,545.80
 9/30/98                          13,211.30    12,484.70    6,599.74   19,634.20
10/31/98                          16,126.50    15,239.50    7,744.05   19,721.90
11/30/98                          17,925.20    16,939.30    8,101.09   19,806.00
12/31/98                          17,709.30    16,735.30    8,328.26   19,898.40
 1/31/99                          17,365.00    16,409.90    8,389.73   19,982.20
 2/28/99                          17,085.30    16,145.60    8,227.27   20,056.40
 3/31/99                          19,000.40    17,955.40    9,265.71   20,138.90
 4/30/99                          21,711.70    20,517.50    9,886.63   20,219.00
 5/31/99                          21,066.10    19,907.50    9,298.98   20,301.10
 6/30/99                          23,583.70    22,286.60   10,156.00   20,381.30
 7/31/99                          23,454.60    22,164.60   10,930.70   20,471.00
 8/31/99                          23,056.50    21,788.40   10,821.20   20,560.70
 9/30/99                          22,669.00    21,422.20   11,321.90   20,650.30
10/31/99                          24,111.40    22,785.20   11,761.60   20,744.00
11/30/99                          26,501.00    25,043.40   12,346.90   20,834.50
12/31/99                          30,974.20    29,270.60   13,155.30   20,947.80
 1/31/00                          28,985.00    27,390.90   12,522.10   21,049.50
 2/29/00                          27,258.20    25,759.00   12,248.90   21,147.10
 3/31/00                          27,520.50    26,006.90   13,100.30   21,252.70
 4/30/00                          26,099.60    24,664.20   12,191.10   21,359.60
 5/31/00                          23,585.90    22,288.60   11,483.90   21,472.90
 6/30/00                          25,881.10    24,457.60   12,372.10   21,588.00
 7/31/00                          24,529.90    23,180.80   11,196.10   21,708.80
 8/31/00                          26,468.40    25,012.70   11,807.40   21,829.80
 9/30/00                          24,654.20    23,298.20   11,186.60   21,946.90
10/31/00                          22,889.60    21,630.70   10,546.10   22,069.20
11/30/00                          22,864.80    21,607.20   10,181.20   22,187.70
12/31/00                          23,784.30    22,476.20    9,781.75   22,310.70
 1/31/01                          24,927.60    23,556.50    9,752.76   22,433.40
 2/28/01                          24,132.30    22,805.00    9,337.95   22,528.10
 3/31/01                          21,870.60    20,667.80    8,898.95   22,628.70
 4/30/01                          22,442.30    21,207.90    9,485.17   22,721.30
 5/31/01                          22,467.10    21,231.40    9,450.00   22,805.40
 6/30/01                          21,870.60    20,667.80    8,999.43   22,880.60
 7/31/01                          20,230.30    19,117.70    8,415.30   22,954.20
 8/31/01                          19,609.00    18,530.50    8,217.55   23,025.70
 9/30/01                          17,098.90    16,158.40    7,360.15   23,095.30
10/31/01                          17,819.60    16,839.50    7,438.01   23,145.10
11/30/01                          19,236.20    18,178.20    7,652.69   23,186.90
12/31/01                          19,633.90    18,554.00    7,314.85   23,227.00
 1/31/02                          19,534.50    18,460.10    6,908.58   23,262.90
 2/28/02                          19,584.20    18,507.00    7,094.59   23,294.60
 3/31/02                          20,454.00    19,329.00    7,484.06   23,329.30
 4/30/02                          20,975.90    19,822.30    7,819.47   23,362.80
 5/31/02                          21,473.00    20,292.00    8,230.74   23,397.60
 6/30/02                          20,081.20    18,976.80    7,802.74   23,431.20
 7/31/02                          18,813.70    17,779.00    7,277.15   23,466.00
 8/31/02                          18,515.50    17,497.10    7,226.45   23,500.30
 9/30/02                          17,347.40    16,393.30    6,872.68   23,533.60
10/31/02                          17,223.10    16,275.90    6,599.36   23,568.50
11/30/02                          17,919.00    16,933.50    6,840.44   23,600.20
12/31/02                          17,223.10    16,275.90    6,656.00   23,627.20

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.


---------------

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Pacific Index is an arithmetical average weighted by market value of the performance of some 410 securities listed on the stock exchanges of Australia, Hong Kong, New Zealand, Singapore/Malaysia and Japan. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 5 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

                                                                  GAM
                                                        Pacific Basin
                                                               (after      MSCI
                                                 GAM    maximum sales   Pacific
                                       Pacific Basin   load of 5.50%)     Index
-------------------------------------------------------------------------------
1 Year                                        -12.41           -17.22     -9.01
5 Years                                        -1.39            -2.50     -3.87
10 Years                                        1.01             0.44     -1.18
15 Years                                        5.02             4.63     -1.99
Since Inception                                 3.52             3.15     -2.57


ANNUAL PERFORMANCE - CLASS A

                                                                  GAM
                                                        Pacific Basin
                                                               (after      MSCI
                                                 GAM    maximum sales   Pacific
                                       Pacific Basin   load of 5.50%)     Index
-------------------------------------------------------------------------------
1998                                           -3.99            -9.27      2.69
1999                                           74.91            65.28     57.96
2000                                          -23.21           -27.44    -25.64
2001                                          -17.45           -21.99    -25.22
2002                                          -12.41           -17.22     -9.01


                                                                  GAM
                                                        PACIFIC BASIN
                                                              CLASS A
                                                 GAM   (AFTER MAXIMUM      MSCI
                                       PACIFIC BASIN       SALES LOAD   PACIFIC
                                             CLASS A        OF 5.50%)     INDEX
YEAR                                               %                %         %
-------------------------------------------------------------------------------
1998                                           (3.99)           (9.27)     2.69
1999                                           74.91            65.28     57.96
2000                                          (23.21)          (27.44)   (25.64)
2001                                          (17.45)          (21.99)   (25.22)
2002                                          (12.41)          (17.22)    (9.01)

                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                               Pacific Basin             Average
                                        GAM          Class B      MSCI   1 Month
                              Pacific Basin   (with deferred   Pacific   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                  US$ 7.07                    1211.11
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (1.26)           (6.19)    (3.15)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (13.89)          (18.19)    (9.01)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (16.08)          (17.78)   (17.51)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (18.74)          (19.46)   (20.32)     4.09
--------------------------------------------------------------------------------
Since inception*                      (2.32)           (2.69)    (3.43)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                         GAM
                                               Pacific Basin
                                                     Class C
                                              (after maximum
                                                  sales load             Average
                                        GAM         of 1.00%      MSCI   1 Month
                              Pacific Basin     and deferred   Pacific   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                  US$ 5.87         US$ 5.93   1211.11
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (1.84)           (3.79)    (3.15)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (15.78)          (17.46)    (9.01)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (17.86)          (18.27)   (17.51)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (20.06)          (20.33)   (20.32)     4.09
--------------------------------------------------------------------------------
Since inception*                      (4.72)           (4.93)    (2.31)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS D SHARES

                                                         GAM
                                               Pacific Basin
                                              Class D (after             Average
                                        GAM          maximum      MSCI   1 Month
                              Pacific Basin       sales load   Pacific   Deposit
                                    Class D        of 3.50%)     Index      Rate

31 December, 2002                  US$ 6.50         US$ 6.74   1211.11
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (1.66)           (5.11)    (3.15)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (14.47)          (17.47)    (9.01)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2002            (19.01)          (19.97)   (20.32)     4.09
--------------------------------------------------------------------------------
5 years to December, 2002             (2.52)           (3.22)    (3.87)     4.64
--------------------------------------------------------------------------------
Since inception*                      (6.41)           (6.87)    (6.71)     4.92
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares, 1st June, 1998 for Class C shares and 18th October, 1995 for Class D shares.


THE COMMENT

     Most of the Pacific region's markets declined between 5% to 20% in 2002. The Fund's Class A shares declined by 12.4% during 2002 compared to a benchmark decline of 9.0%. The year was characterised by a strong rally in the first quarter, which saw most of the Pacific markets move up, only to give back those gains by the end of June. In the third quarter, the region continued to disappoint hopes that it would achieve some decoupling from events and sentiment in the US. Most Pacific markets participated in the rally during October and November but as the year ended, much of the rally had subsided as concern increased about imminent military action and whether the strength of the consumer would continue.

     In terms of individual markets, the momentum and scale of change and growth in China over the last year was an impressive highlight for the region and will continue to provide some great investment opportunities. We are taking advantage of this primarily by investing in Hong Kong-based property companies which manage many of the major property developments in Shanghai.

     Throughout the year, the fund has maintained a high weighting towards Hong Kong, although it has been a disappointing year in terms of performance. The level of liquidity available to investors in Hong Kong, the low level of interest rates and compelling valuations encourage us to add to our positions. Stocks that we continue to like are Cheung Kong Holdings, the Hong Kong and China Gas Company and Hang Seng Bank.

     We have also maintained an overweight exposure to Singapore. In the latter half of the year, the government has been proactive in supporting the economy, particularly with new measures for homebuyers. Buyers may use their pension savings to meet up to 50% of their down payments and banks are now allowed to lend to public housing buyers, a potential market of S$3.2 billion. These initiatives have proven particularly beneficial for our bank holdings, particularly Overseas Chinese Bank which has already taken a large share of the new business but is still representing good value.

     In Japan, 2002 proved to be another year of volatility and decline. The market fell back in June as a consequence of a loss of confidence in corporate America. However, during the second half of the year, Japan managed to avoid the lows that other markets sank to in July and October and achieved relative outperformance. The fourth quarter overall was disappointing. We maintained an underweight in Japan over the year. We continue to pursue a policy of careful stock selection since we believe there are still problems in certain industries; particularly banking. Our focus will continue to be upon those companies that are still able to grow their earnings by cutting costs.

     The strength of the Australian dollar and the likelihood of a continuing low interest rate environment elsewhere, led us to move the fund's cash into that currency in December.

                 GAM PACIFIC BASIN FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
EQUITIES - 91.9%
              AUSTRALIA - 8.4%
     66,500   AWB                                                       147,446
     14,275   Rio Tinto                                                 272,729
     28,000   St. George Bank                                           283,468
                                                                      ---------
                                                                        703,643
                                                                      ---------
              CHINA - 4.0%
    215,000   China Merchants Holdings                                  150,252
    140,000   CNOOC                                                     183,111
                                                                      ---------
                                                                        333,363
                                                                      ---------
              HONG KONG - 19.3%
     29,000   Cheung Kong Holdings                                      188,721
     16,100   Hang Seng Bank                                            171,352
     48,000   Henderson Land Development                                144,334
    144,321   Hong Kong & China Gas Company                             185,987
     96,000   Hong Kong Exchanges & Clearing                            120,638
    143,447   Kerry Properties                                          101,167
     52,000   Li & Fung                                                  49,342
    189,000   New World Development                                      93,912
     54,000   Sun Hung Kai Properties                                   319,213
     64,000   Swire Pacific A                                           244,969
                                                                      ---------
                                                                      1,619,635
                                                                      ---------
              JAPAN - 42.4%
      3,050   Aiful                                                     114,552
      5,000   Canon                                                     188,211
      3,300   Credit Saison                                              56,274
      3,000   Fanuc                                                     132,632
      7,000   Fuji Photo Film                                           228,126
      4,000   Ito-Yokado                                                117,895
      2,400   JAFCO                                                     103,680
      5,000   KAO                                                       109,684
     20,000   Konica                                                    145,011
     28,000   Mitsubishi                                                170,947
     23,000   Mitsubishi Estate                                         175,091
      1,900   Nintendo                                                  177,440
         36   Nippon Telegraph and Telephone                            130,661
         14   Nippon Unipac Holding                                      60,716
     10,000   Nomura Holdings                                           112,337
      4,000   ORIX                                                      257,684
     14,000   RICOH                                                     229,541
      2,500   Secom                                                      85,684
     17,000   Sharp                                                     161,339
      3,700   Sony                                                      154,543
     26,000   Sumitomo                                                  111,663
      4,000   Takeda Chemical                                           167,074
     26,000   Tonen General Sekiyu                                      170,779
      7,400   Toyota Motor                                              198,787
                                                                      ---------
                                                                      3,560,351
                                                                      ---------


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              KOREA, REPUBLIC OF - 2.3%
      5,460   Kookmin Bank                                              193,348
                                                                      ---------
                                                                        193,348
                                                                      ---------
              PHILIPPINES - 0.3%
*+4,515,000   Cebu Holdings                                              22,835
                                                                      ---------
                                                                         22,835
                                                                      ---------
              SINGAPORE - 15.2%
    149,000   Capitaland                                                 95,345
     27,351   DBS Group Holdings                                        173,442
    186,000   Hong Kong Land Holdings                                   256,680
     44,000   Jardine Strategic Holdings                                112,200
     25,966   Oversea Chinese Bank                                      144,451
    182,000   Singapore Exchange                                        129,052
     14,000   Singapore Press Holdings                                  146,888
     31,825   United Overseas Bank                                      216,490
                                                                      ---------
                                                                      1,274,548
                                                                      ---------
TOTAL EQUITIES (COST $9,425,002)                                      7,707,723
                                                                      ---------
MUTUAL FUND - 2.0%
              TAIWAN - 2.0%
    *19,000   Taiwan Fund                                               167,200
                                                                      ---------
TOTAL MUTUAL FUND (COST $400,701)                                       167,200
                                                                      ---------

TIME DEPOSITS - 7.1%
              NASSAU - 1.7%
   $144,933   Citibank (Nassau)
              1.20%, 2003-01-02                                         144,933
              UNITED KINGDOM - 5.4%
   $453,619   JP Morgan Chase (London)
              3.75%, AUD 2003-01-02                                     453,619
                                                                      ---------
TOTAL TIME DEPOSITS (COST $598,552)                                     598,552
                                                                      ---------
TOTAL INVESTMENTS (COST $10,424,255) - 101.0%                         8,473,475
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%                         (79,879)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             8,393,596
                                                                      =========

*Non-income producing security.
+Fair valued security

See notes to financial statements.

                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       AUSTRALIA                                                    8.4%
       CHINA                                                        4.0%
       HONG KONG                                                   19.3%
       LIABILITIES IN EXCESS OF OTHER ASSETS AND OTHER              1.0%
       JAPAN                                                       42.4%
       KOREA REPUBLIC OF                                            2.3%
       SINGAPORE                                                   15.2%
       TAIWAN                                                       2.0%
       UNITED KINGDOM                                               5.4%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       AUTOMOBILES & COMPONENTS                                     2.4%
       BANKS                                                       14.1%
       CAPITAL GOODS                                                6.7%
       COMMERCIAL SERVICES & SUPPLIES                               1.0%
       CONSUMER DISCRETIONARY                                       3.8%
       CONSUMER DURABLES & APPAREL                                  7.1%
       DIVERSIFIED FINANCIALS                                      14.2%
       ENERGY                                                       4.2%
       FOOD, BEVERAGE & TOBACCO                                     3.1%
       MATERIALS                                                    5.3%
       MEDIA                                                        1.8%
       PHARMACEUTICALS & BIOTECHNOLOGY                              2.0%
       REAL ESTATE                                                 16.6%
       RETAILING                                                    1.4%
       TECHNOLOGY HARDWARE & EQUIPMENT                              5.0%
       TELECOMMUNICATION SERVICES                                   1.5%
       UTILITIES                                                    1.4%
       MUTUAL FUNDS                                                 2.0%
       LIABILITIES IN EXCESS OF OTHER ASSETS AND TIME DEPOSITS      6.4%

                GAM PACIFIC BASIN FUND / STATEMENT OF INVESTMENTS

                             GAM JAPAN CAPITAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MICHAEL S. BUNKER, INVESTMENT DIRECTOR AND CHIEF INVESTMENT OFFICER, HAS OVERALL RESPONSIBILITY FOR PACIFIC INVESTMENTS INCLUDING JAPAN. PRIOR TO JOINING GAM IN 1985, HE WORKED FOR J. ROTHSCHILD CHARTERHOUSE MANAGEMENT LTD. IN HONG KONG. HE HAS OVER 31 YEARS INVESTMENT EXPERIENCE, PRIMARILY IN ASIAN MARKETS. MR. BUNKER ALSO MANAGED THE OFFSHORE FUND GAM PACIFIC, INC. MR. BUNKER IS NOW BASED IN LONDON, HAVING LIVED IN HONG KONG FOR THREE YEARS. MR. BUNKER TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM MR. PAUL KIRKBY DURING THE SECOND QUARTER OF 2001.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Japan. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                               Japan Capital
                                              Class A (after     Tokyo   Average
                                        GAM          maximum     Stock   1 Month
                              Japan Capital       sales load  Exchange   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                  US$ 4.67         US$ 4.94 (Y)843.29
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (7.34)          (12.44)    (6.04)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (18.21)          (22.71)    (8.89)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2002            (24.82)          (26.22)   (24.35)     4.09
--------------------------------------------------------------------------------
5 years to December, 2002             (5.02)           (6.09)    (3.87)     4.64
--------------------------------------------------------------------------------
Since inception                       (2.99)           (3.63)    (8.89)     5.03
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st July 1994, Class B on 26th May, 1998 and Class C on 19th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM JAPAN CAPITAL FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                               GAM Japan
                                                 Capital
                                                 Class A
                                                  (after       Tokyo     Average
                                  GAM Japan      maximum       Stock     1 Month
                                    Capital   sales load    Exchange        Rate
                                    Class A    of 5.50%)       Index     Deposit
--------------------------------------------------------------------------------
  7/1/94                          10,000.00    10,000.00   10,000.00   10,000.00
 7/31/94                          10,017.00     9,466.07    9,706.75   10,036.50
 8/31/94                          10,015.00     9,464.18    9,725.44   10,071.40
 9/30/94                           9,733.00     9,197.69    9,487.40   10,113.00
10/31/94                           9,745.00     9,209.03    9,732.73   10,150.90
11/30/94                           9,400.00     8,883.00    9,149.81   10,189.30
12/31/94                           9,623.00     9,093.74    9,308.32   10,247.10
 1/31/95                           8,813.00     8,328.29    8,812.88   10,291.70
 2/28/95                           8,431.00     7,967.30    8,308.17   10,338.50
 3/31/95                           8,573.00     8,101.49    9,062.95   10,397.80
 4/30/95                           8,670.00     8,193.15    9,490.58   10,445.70
 5/31/95                           8,381.00     7,920.05    8,871.33   10,500.20
 6/30/95                           8,333.00     7,874.69    8,443.04   10,553.10
 7/31/95                           8,874.00     8,385.93    9,088.44   10,601.60
 8/31/95                           9,658.56     9,127.34    8,729.60   10,648.50
 9/30/95                           9,798.70     9,259.77    8,758.28   10,708.70
10/31/95                           9,577.90     9,051.12    8,291.67   10,753.90
11/30/95                           9,714.01     9,179.74    8,771.03   10,800.40
12/31/95                          10,243.30     9,679.93    9,191.05   10,862.60
 1/31/96                          10,384.50     9,813.31    9,066.97   10,905.40
 2/29/96                          10,122.30     9,565.60    8,918.11   10,949.80
 3/31/96                          10,586.10    10,003.90    9,248.43   11,007.00
 4/30/96                          11,029.70    10,423.10    9,864.50   11,053.80
 5/31/96                          10,908.70    10,308.70    9,381.42   11,102.50
 6/30/96                          11,201.10    10,585.00    9,422.72   11,149.90
 7/31/96                          10,656.70    10,070.60    8,960.02   11,191.50
 8/31/96                          10,410.00     9,837.43    8,578.78   11,247.80
 9/30/96                          10,725.10    10,135.20    8,845.39   11,297.70
10/31/96                          10,308.30     9,741.37    8,251.78   11,338.30
11/30/96                          10,389.70     9,818.22    8,312.85   11,393.80
12/31/96                          10,258.60     9,694.35    7,672.78   11,446.30
 1/31/97                           9,963.60     9,415.60    6,845.28   11,498.20
 2/28/97                           9,985.45     9,436.25    6,977.76   11,545.30
 3/31/97                          10,051.00     9,498.20    6,748.93   11,597.50
 4/30/97                          10,695.60    10,107.30    6,909.81   11,648.50
 5/31/97                          11,657.00    11,015.80    7,764.19   11,705.30
 6/30/97                          12,072.10    11,408.20    8,263.69   11,758.80
 7/31/97                          12,410.80    11,728.20    7,936.59   11,803.40
 8/31/97                          11,152.40    10,539.00    7,225.64   11,865.70
 9/30/97                          11,041.30    10,434.10    7,021.51   11,923.20
10/31/97                          10,552.60     9,972.21    6,483.88   11,979.50
11/30/97                          10,252.70     9,688.79    5,991.29   12,030.60
12/31/97                           9,994.65     9,444.94    5,519.86   12,093.50
 1/31/98                          10,456.50     9,881.38    6,105.84   12,153.00
 2/28/98                          10,385.40     9,814.24    6,153.71   12,205.20
 3/31/98                          10,160.40     9,601.61    5,764.69   12,264.50
 4/30/98                          10,231.50     9,668.76    5,684.48   12,320.60
 5/31/98                           9,982.81     9,433.75    5,414.07   12,375.40
 6/30/98                           9,888.07     9,344.23    5,445.81   12,435.50
 7/31/98                          10,006.50     9,456.13    5,369.82   12,494.20
 8/31/98                           9,491.38     8,969.36    4,814.78   12,552.90
 9/30/98                           9,008.55     8,513.08    4,727.81   12,609.60
10/31/98                           9,008.55     8,513.08    5,480.68   12,666.00
11/30/98                           9,580.32     9,053.41    5,737.16   12,720.00
12/31/98                           9,720.09     9,185.49    5,944.85   12,779.30
 1/31/99                           9,605.74     9,077.42    5,970.14   12,833.10
 2/28/99                           9,554.91     9,029.39    5,824.93   12,880.80
 3/31/99                          10,762.00    10,170.10    6,633.07   12,933.70
 4/30/99                          11,143.20    10,530.30    6,944.42   12,985.20
 5/31/99                          10,927.20    10,326.20    6,602.69   13,037.90
 6/30/99                          12,451.90    11,767.00    7,253.67   13,089.50
 7/31/99                          13,481.10    12,739.60    7,989.36   13,147.00
 8/31/99                          14,065.50    13,291.90    8,239.34   13,204.60
 9/30/99                          14,942.30    14,120.40    8,797.87   13,262.20
10/31/99                          15,730.00    14,864.90    9,315.45   13,322.30
11/30/99                          16,949.80    16,017.60    9,986.37   13,380.50
12/31/99                          18,180.90    17,180.90   10,461.70   13,453.30
 1/31/00                          17,183.20    16,238.20    9,921.27   13,518.60
 2/29/00                          16,999.50    16,064.50    9,731.01   13,581.20
 3/31/00                          17,577.10    16,610.30   10,376.60   13,649.00
 4/30/00                          16,435.00    15,531.10    9,518.43   13,717.70
 5/31/00                          15,686.80    14,824.00    8,823.59   13,790.50
 6/30/00                          16,526.90    15,617.90    9,388.18   13,864.40
 7/31/00                          14,654.00    13,848.00    8,276.47   13,942.00
 8/31/00                          15,856.60    14,984.50    8,846.74   14,019.70
 9/30/00                          14,891.50    14,072.50    8,516.92   14,094.90
10/31/00                          13,599.80    12,851.90    7,908.63   14,173.50
11/30/00                          13,139.60    12,416.90    7,698.10   14,249.50
12/31/00                          12,308.70    11,631.80    7,036.10   14,328.60
 1/31/01                          12,093.70    11,428.50    6,999.42   14,407.30
 2/28/01                          11,448.50    10,818.80    6,627.12   14,468.20
 3/31/01                          11,531.20    10,897.00    6,407.76   14,532.80
 4/30/01                          12,126.80    11,459.80    6,954.06   14,592.20
 5/31/01                          12,176.40    11,506.70    6,935.93   14,646.30
 6/30/01                          11,829.00    11,178.40    6,560.80   14,694.60
 7/31/01                          11,034.80    10,427.90    5,994.92   14,741.80
 8/31/01                          10,869.40    10,271.60    5,834.12   14,787.70
 9/30/01                          10,075.30     9,521.15    5,423.39   14,832.40
10/31/01                          10,158.00     9,599.33    5,463.75   14,864.40
11/30/01                           9,959.49     9,411.72    5,385.51   14,891.30
12/31/01                           9,446.62     8,927.06    4,971.89   14,917.00
 1/31/02                           8,851.04     8,364.23    4,586.52   14,940.00
 2/28/02                           9,165.38     8,661.28    4,784.08   14,960.50
 3/31/02                           9,512.80     8,989.60    5,076.05   14,982.70
 4/30/02                           9,711.33     9,177.20    5,347.61   15,004.20
 5/31/02                          10,306.90     9,740.03    5,727.66   15,026.50
 6/30/02                           9,628.61     9,099.03    5,426.46   15,048.20
 7/31/02                           8,817.95     8,332.96    5,115.38   15,070.50
 8/31/02                           8,768.32     8,286.06    5,042.51   15,092.60
 9/30/02                           8,338.18     7,879.58    4,821.08   15,113.90
10/31/02                           7,577.15     7,160.41    4,485.07   15,136.30
11/30/02                           7,908.03     7,473.09    4,643.55   15,156.70
12/31/02                           7,726.05     7,301.12    4,530.12   15,174.00

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------

Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Tokyo Stock Exchange Index (TOPIX) is a capitalization-weighted composite index of approximately 1,200 companies listed on the First Section of the Tokyo Stock Exchange. The combined market capitalization of these companies represents approximately 95% of the aggregate market value of the First and Second Section. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                        Japan Capital     Tokyo
                                                       (after maximum     Stock
                                                 GAM       sales load  Exchange
                                       Japan Capital        of 5.50%)     Index
-------------------------------------------------------------------------------
1 Year                                        -18.21           -22.71     -8.89
3 Years                                       -24.82           -26.22    -24.35
5 Years                                        -5.02            -6.09     -3.87
Since Inception                                -2.99            -3.63     -8.89


ANNUAL PERFORMANCE - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                        Japan Capital     Tokyo
                                                       (after maximum     Stock
                                                 GAM       sales load  Exchange
                                       Japan Capital        of 5.50%)     Index
-------------------------------------------------------------------------------
1998                                           -2.75            -8.10      7.77
1999                                           87.05            76.76     75.98
2000                                          -32.30           -36.02    -32.74
2001                                          -23.25           -27.47    -29.35
2002                                          -18.21           -22.71     -8.89


                                                                  GAM
                                                        JAPAN CAPITAL
                                                       CLASS A (AFTER     TOKYO
                                                 GAM          MAXIMUM     STOCK
                                       JAPAN CAPITAL       SALES LOAD  EXCHANGE
                                             CLASS A        OF 5.50%)     INDEX
YEAR                                               %                %         %
-------------------------------------------------------------------------------
1998                                           (2.75)           (8.10)     7.77
1999                                           87.05            76.76     75.98
2000                                          (32.30)          (36.02)  (32.79)
2001                                          (23.25)          (27.47)  (29.35)
2002                                          (18.21)          (22.71)   (8.89)

                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES
                                                         GAM
                                               Japan Capital     Tokyo   Average
                                        GAM          Class B     Stock   1 Month
                              Japan Capital   (with deferred  Exchange   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                  US$ 4.74                  (Y)843.29
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (7.60)          (12.22)    (6.04)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (19.93)          (23.94)    (8.89)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (21.84)          (23.42)   (19.76)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (25.73)          (26.33)   (24.35)     4.09
--------------------------------------------------------------------------------
Since inception*                      (7.09)           (7.41)    (4.08)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                         GAM
                                               Japan Capital
                                              Class C (after
                                                     maximum
                                                  sales load     Tokyo   Average
                                        GAM         of 1.00%     Stock   1 Month
                              Japan Capital     and deferred  Exchange   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                  US$ 4.67         US$ 4.72 (Y)843.29
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (8.25)          (10.08)    (6.04)     0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (21.51)          (23.07)    (8.89)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (23.02)          (23.40)   (19.76)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (26.52)          (26.76)   (24.35)     4.09
--------------------------------------------------------------------------------
Since inception*                      (7.72)           (7.92)    (4.13)     4.55
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 19th May, 1998 for Class C shares.


THE COMMENT

     Japan experienced another year of overall decline and volatility in 2002. The first half of the year was particularly volatile; the government-engineered short squeeze in the first quarter led to a 2.72% increase in the Topix after a very weak January. This momentum continued into April and May, but from the beginning of June the market began to give up these gains, largely as a direct consequence of a loss of confidence in corporate America.

     Japan managed to avoid the lows that other markets sank to in July and early October and achieved relative outperformance. However, when Wall Street rallied in October, Japan's response was weak, so overall, the fourth quarter was disappointing. Contributory factors to good performance were telecoms and chemicals, where our stock-picking was successful. This was offset by our holdings in the non-bank financial sector, which performed poorly. During the 12 months to 31 December 2002, the Fund's Class A NAV declined by 18.21% against a benchmark decline of 8.89%.

     Throughout 2002, we continued to believe that value in Japan was best unearthed from the restructuring stories and individual stock level themes upon which the Fund was, and is still, focused. Japan is in the middle of a long process of transforming its corporate culture and we remain patient and broadly optimistic in the long term. In terms of specific sectors, the Japanese market is becoming increasingly difficult to differentiate in such terms. However, our preferred areas during 2002 could be described as asset-related; we continued to believe that Japanese real estate assets represented some of the best value in the world. We maintained an overweight position in real estate, housing and basic industries throughout the year which contributed strongly to performance and we envisage this stance continuing into 2003. We also favoured certain segments of the blue chip export sector. Electronics companies which displayed good price elasticity such as producers of LCD TVs, for example, have become a theme in the portfolio.

     Going forward, we believe there are some interesting potential developments in Japan on the economic level. For example, the government is working towards changing the inheritance tax regulations. This has taken a very long time to happen but we believe this could be an important driver for the market as, historically, it has been difficult for pensioners with savings to pass money on to their descendants. If this reform does go ahead, it could lead to improvements in consumer spending based around housing, which would also encourage a stronger stockmarket.

     In terms of currency hedging, in January 2002 the Fund was 67% hedged out of yen into the US dollar. This was reduced to 40% in May. During July this was reduced again to 15% and by the end of the month all dollar hedging was closed out for the year.

                 GAM JAPAN CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
EQUITIES - 100.0%
              AUTOMOBILES & COMPONENTS - 4.8%
     26,000   Fuji Heavy Industries                                     102,905
      2,400   Honda Motor                                                88,724
      3,900   Toyota Motor                                              104,766
                                                                      ---------
                                                                        296,395
                                                                      ---------
              BANKS - 2.0%
         39   Sumitomo Mitsui                                           121,844
                                                                      ---------
                                                                        121,844
                                                                      ---------
              CAPITAL GOODS - 15.4%
      6,000   Daikin Industries                                          94,989
      8,000   Daito Trust Construction                                  176,842
      2,200   Fanuc                                                      97,263
     29,000   Mitsubishi                                                177,053
     50,000   Mitsubishi Heavy Industries                               122,105
     11,000   Nippon Sheet Glass                                         19,731
     16,000   Sumitomo                                                   68,716
     39,000   Taisei                                                     62,072
      9,000   Tostem Inax Holding                                       136,421
                                                                      ---------
                                                                        955,192
                                                                      ---------
              COMMERCIAL SERVICES & SUPPLIES - 3.3%
        250   Bellsystem 24                                              48,779
      3,500   Secom                                                     119,958
      2,900   Toppan Forms                                               32,578
                                                                      ---------
                                                                        201,315
                                                                      ---------
              CONSUMER DURABLES & APPAREL - 13.1%
     24,000   Daiwa House Industry                                      135,006
      3,000   Fuji Photo Film                                            97,768
     10,000   Konica                                                     72,505
      1,400   Nintendo                                                  130,745
     12,000   Sanyo                                                      31,225
     17,000   Sharp                                                     161,339
      4,300   Sony                                                      179,604
                                                                      ---------
                                                                        808,192
                                                                      ---------
              DIVERSIFIED FINANCIALS - 8.4%
      2,250   Aiful                                                      84,505
      4,000   Credit Saison                                              68,211
      2,400   JAFCO                                                     103,680
     14,000   Nomura Holdings                                           157,272
      1,600   ORIX                                                      103,074
                                                                      ---------
                                                                        516,742
                                                                      ---------
              ENERGY - 2.2%
     21,000   Tonen General Sekiyu                                      137,937
                                                                      ---------
                                                                        137,937
                                                                      ---------
              FOOD & DRUG RETAILING - 1.6%
      2,500   Lawson                                                     60,211
        800   Matsumotokiyoshi                                           37,322
                                                                      ---------
                                                                         97,533
                                                                      ---------
              FOOD, BEVERAGE & TOBACCO - 2.2%
     11,000   Asahi Breweries                                            72,067
         10   Japan Tobacco                                              66,863
                                                                      ---------
                                                                        138,930
                                                                      ---------
              HOTELS, RESTAURANTS & LEISURE - 0.3%
      1,600   Skylark                                                    21,208
                                                                      ---------
                                                                         21,208
                                                                      ---------
              INSURANCE - 2.4%
     32,000   Mitsui Sumitomo Insurance                                 147,133
                                                                      ---------
                                                                        147,133
                                                                      ---------
              MATERIALS - 13.7%
     44,000   Asahi Kasei                                               108,935
      6,000   KAO                                                       131,621
     11,000   Mitsubishi Gas Chemical                                    15,284
     13,000   Mitsui Chemicals                                           57,912
    148,000   Nippon Steel                                              173,238


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              MATERIALS - (CONTINUED)
         30   Nippon Unipac Holding                                     130,105
     22,000   Oji Paper                                                  94,484
      2,000   Shin-Etsu Chemical                                         65,516
    *56,000   Showa Denko KK                                             71,208
                                                                      ---------
                                                                        848,303
                                                                      ---------
              MEDIA - 0.1%
        300   Asatsu-DK                                                   5,318
                                                                      ---------
                                                                          5,318
                                                                      ---------
              PHARMACEUTICALS & BIOTECHNOLOGY - 5.4%
      7,500   Eisai                                                     168,316
      4,000   Takeda Chemical                                           167,074
                                                                      ---------
                                                                        335,390
                                                                      ---------
              REAL ESTATE - 6.8%
      3,000   Daibiru                                                     9,979
     19,000   Mitsubishi Estate                                         144,640
     22,000   Mitsui Fudosan                                            142,653
         21   ORIX JREIT                                                 91,958
      1,700   Sumitomo Real Estate Sales                                 31,137
                                                                      ---------
                                                                        420,367
                                                                      ---------
              RETAILING - 3.2%
     12,100   Isetan                                                     82,942
      4,000   Ito-Yokado                                                117,895
                                                                      ---------
                                                                        200,837
                                                                      ---------
              SOFTWARE & SERVICES - 1.4%
      2,900   Fuji Soft ABC                                              45,789
       *700   NS Solutions                                               34,779
        600   Softbank                                                    6,846
                                                                      ---------
                                                                         87,414
                                                                      ---------
              TECHNOLOGY HARDWARE & EQUIPMENT - 5.9%
      4,000   Canon                                                     150,568
     18,000   NEC                                                        67,301
      6,000   RICOH                                                      98,375
     *3,300   Sohgo Security Services                                    46,686
                                                                      ---------
                                                                        362,930
                                                                      ---------
              TELECOMMUNICATION SERVICES - 5.8%
         55   Kddi                                                      178,316
         35   Nippon Telegraph and Telephone                            127,032
         28   NTT DoCoMo                                                 51,638
                                                                      ---------
                                                                        356,986
                                                                      ---------
              TRANSPORTATION - 2.0%
     32,000   Nippon Express                                            125,305
                                                                      ---------
                                                                        125,305
                                                                      ---------
              TOTAL EQUITIES (COST $7,366,856)                        6,185,271
                                                                      ---------
WARRANTS - 0.0%
              BANKS - 0.0%
        *20   KBC Financial Wts March 2004                                  380
                                                                      ---------
TOTAL WARRANTS (COST $9,500)                                                380
                                                                      ---------
TIME DEPOSITS - 0.6%
              CAYMAN - 0.6%
    $38,461   Brown Brothers Harriman Trust (Cayman)
                1.20%, 2003-01-02                                        38,461
                                                                      ---------
TOTAL TIME DEPOSITS (COST $38,461)                                       38,461
                                                                      ---------
TOTAL INVESTMENTS (COST $7,414,817) - 100.6%                          6,224,112
LIABILITIES IN EXCESS OF OTHER ASSETS - (0.6)%                          (39,931)
                                                                      ---------
TOTAL NET ASSETS - 100.0%                                             6,184,181
                                                                      =========
* Non-income producing security

See notes to financial statements.

                GAM JAPAN CAPITAL FUND / STATEMENT OF INVESTMENTS

                                 GAM EUROPE FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JOHN BENNETT, INVESTMENT DIRECTOR, IS RESPONSIBLE FOR EUROPEAN MARKETS. PRIOR TO JOINING GAM IN 1993, HE WAS A SENIOR FUND MANAGER AT IVORY & SIME, RESPONSIBLE FOR CONTINENTAL EUROPEAN EQUITY PORTFOLIOS. HE COMMENCED MANAGEMENT OF GAM EUROPE FUND ON 1ST JANUARY, 1993. MR. BENNETT ALSO MANAGES THE OFFSHORE FUND GAM PAN EUROPEAN INC. HE IS BASED IN LONDON.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in Europe. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.

     Investments in securities of foreign issuers involve  additional  risks and
expenses   including   currency  rate   fluctuations,   political  and  economic
instability, foreign taxes and different accounting and reporting standards.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                                      Europe
                                              Class A (after             Average
                                        GAM          maximum      MSCI   1 Month
                                     Europe       sales load    Europe   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                  US$ 8.10         US$ 8.57    867.45
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              6.16             0.32     10.90      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (15.36)          (20.02)   (18.09)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2002             (2.16)           (3.26)    (1.96)     4.64
--------------------------------------------------------------------------------
10 years to December, 2002             6.77             6.17      8.33      4.77
--------------------------------------------------------------------------------
Since inception                        3.31             2.86      6.78      5.09
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January 1990, Class B on 26th May, 1998 and Class C on 20th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                        GAM EUROPE FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                      GAM
                                                   Europe
                                                  Class A
                                                   (after                Average
                                        GAM       maximum       MSCI     1 Month
                                     Europe   sales load      Europe     Deposit
                                    Class A     of 5.50%)      Index        Rate
--------------------------------------------------------------------------------
  1/1/90                          10,000.00    10,000.00   10,000.00   10,000.00
 1/31/90                           9,746.00     9,209.97   10,000.70   10,057.70
 2/28/90                           9,995.00     9,445.28    9,764.73   10,121.20
 3/31/90                          10,327.00     9,759.02    9,906.36   10,203.50
 4/30/90                          10,200.00     9,639.00    9,647.11   10,266.50
 5/31/90                          10,439.00     9,864.86   10,436.50   10,333.20
 6/30/90                          10,712.00    10,122.80   10,807.20   10,417.80
 7/31/90                          11,058.00    10,449.80   11,267.00   10,480.90
 8/31/90                           9,492.00     8,969.94   10,153.70   10,560.70
 9/30/90                           9,048.00     8,550.36    8,962.21   10,629.50
10/31/90                           8,815.00     8,330.18    9,722.10   10,691.10
11/30/90                           8,443.00     7,978.64    9,823.86   10,772.00
12/31/90                           8,393.00     7,931.39    9,686.19   10,849.20
 1/31/91                           8,393.00     7,931.39   10,016.70   10,906.30
 2/28/91                           8,355.00     7,895.48   10,897.50   10,976.90
 3/31/91                           8,100.00     7,654.50   10,170.90   11,041.00
 4/30/91                           7,868.00     7,435.26   10,068.00   11,091.10
 5/31/91                           7,988.00     7,548.66   10,369.20   11,154.40
 6/30/91                           7,668.00     7,246.26    9,502.43   11,207.80
 7/31/91                           7,746.00     7,319.97   10,164.80   11,264.10
 8/31/91                           7,702.00     7,278.39   10,354.10   11,318.00
 9/30/91                           7,942.00     7,505.19   10,668.70   11,372.00
10/31/91                           7,912.00     7,476.84   10,448.60   11,413.70
11/30/91                           7,791.00     7,362.50   10,207.20   11,469.10
12/31/91                           8,334.00     7,875.63   11,009.30   11,519.90
 1/31/92                           8,105.81     7,659.99   11,010.50   11,561.70
 2/29/92                           8,013.11     7,572.39   11,057.70   11,598.00
 3/31/92                           7,824.61     7,394.26   10,674.70   11,639.80
 4/30/92                           7,871.39     7,438.46   11,268.00   11,671.40
 5/31/92                           8,214.60     7,762.80   11,913.80   11,714.70
 6/30/92                           8,454.43     7,989.43   11,696.40   11,754.40
 7/31/92                           8,665.39     8,188.79   11,283.20   11,792.50
 8/31/92                           9,176.07     8,671.38   11,251.40   11,826.30
 9/30/92                           8,857.38     8,370.22   11,070.20   11,858.40
10/31/92                           8,111.97     7,665.81   10,302.20   11,888.50
11/30/92                           7,906.72     7,471.85   10,301.40   11,919.90
12/31/92                           7,925.08     7,489.20   10,542.00   11,960.30
 1/31/93                           8,058.51     7,615.30   10,563.80   11,990.90
 2/28/93                           8,128.17     7,681.12   10,688.70   12,019.40
 3/31/93                           8,357.82     7,898.14   11,242.60   12,052.70
 4/30/93                           8,284.90     7,829.23   11,494.70   12,083.00
 5/31/93                           8,357.82     7,898.14   11,622.40   12,110.90
 6/30/93                           8,304.49     7,847.74   11,456.40   12,144.90
 7/31/93                           8,613.60     8,139.85   11,499.30   12,175.50
 8/31/93                           9,084.87     8,585.21   12,512.20   12,204.10
 9/30/93                           8,846.52     8,359.96   12,477.20   12,238.90
10/31/93                           9,187.18     8,681.89   13,000.70   12,268.70
11/30/93                           8,989.37     8,494.95   12,723.80   12,300.60
12/31/93                           9,722.68     9,187.93   13,682.80   12,337.20
 1/31/94                          10,268.00     9,703.23   14,383.40   12,367.50
 2/28/94                           9,934.92     9,388.49   13,877.90   12,396.20
 3/31/94                           9,632.34     9,102.56   13,489.20   12,435.50
 4/30/94                           9,852.20     9,310.33   14,051.90   12,470.60
 5/31/94                           9,660.64     9,129.30   13,458.80   12,507.00
 6/30/94                           9,477.79     8,956.51   13,321.80   12,555.00
 7/31/94                           9,869.61     9,326.78   14,024.40   12,602.20
 8/31/94                          10,112.30     9,556.15   14,473.70   12,646.10
 9/30/94                           9,708.53     9,174.56   13,904.30   12,698.30
10/31/94                          10,026.30     9,474.89   14,514.70   12,745.90
11/30/94                           9,491.94     8,969.88   13,963.20   12,794.20
12/31/94                           9,420.10     8,902.00   14,047.20   12,866.70
 1/31/95                           9,374.39     8,858.80   13,941.90   12,922.70
 2/28/95                           9,521.32     8,997.65   14,262.80   12,981.40
 3/31/95                           9,771.66     9,234.21   14,930.10   13,056.00
 4/30/95                           9,969.74     9,421.41   15,413.00   13,116.00
 5/31/95                          10,209.20     9,647.69   15,734.10   13,184.50
 6/30/95                          10,358.30     9,788.60   15,888.10   13,251.00
 7/31/95                          10,832.80    10,237.00   16,722.00   13,311.80
 8/31/95                          10,636.90    10,051.90   16,081.10   13,370.70
 9/30/95                          10,673.90    10,086.90   16,572.60   13,446.40
10/31/95                          10,658.70    10,072.50   16,500.20   13,503.00
11/30/95                          10,651.10    10,065.30   16,623.20   13,561.50
12/31/95                          10,999.80    10,394.80   17,155.80   13,639.50
 1/31/96                          11,438.10    10,809.00   17,273.60   13,693.30
 2/29/96                          11,624.30    10,985.00   17,594.20   13,749.10
 3/31/96                          12,018.70    11,357.70   17,810.70   13,820.90
 4/30/96                          12,380.30    11,699.40   17,945.60   13,879.70
 5/31/96                          12,566.50    11,875.40   18,090.30   13,940.80
 6/30/96                          12,621.30    11,927.10   18,295.60   14,000.30
 7/31/96                          12,073.50    11,409.50   18,072.80   14,052.50
 8/31/96                          12,302.10    11,625.50   18,615.50   14,123.20
 9/30/96                          12,401.80    11,719.70   19,013.40   14,185.90
10/31/96                          12,479.30    11,792.90   19,461.20   14,236.90
11/30/96                          13,032.90    12,316.10   20,453.60   14,306.50
12/31/96                          13,344.30    12,610.30   20,856.10   14,372.50
 1/31/97                          13,839.80    13,078.60   20,918.70   14,437.70
 2/28/97                          14,098.80    13,323.30   21,201.10   14,496.80
 3/31/97                          14,369.00    13,578.70   21,892.20   14,562.30
 4/30/97                          14,459.10    13,663.90   21,789.60   14,626.30
 5/31/97                          14,616.80    13,812.90   22,726.40   14,697.60
 6/30/97                          15,675.30    14,813.20   23,869.80   14,764.80
 7/31/97                          16,733.80    15,813.50   24,994.30   14,820.80
 8/31/97                          15,533.40    14,679.00   23,572.30   14,899.10
 9/30/97                          16,950.70    16,018.40   25,864.50   14,971.20
10/31/97                          16,150.60    15,262.30   24,599.20   15,041.90
11/30/97                          16,207.70    15,316.30   24,983.50   15,106.10
12/31/97                          17,021.00    16,084.90   25,902.90   15,185.10
 1/31/98                          17,549.10    16,583.90   26,987.50   15,259.90
 2/28/98                          18,903.20    17,863.60   29,104.30   15,325.40
 3/31/98                          20,419.80    19,296.70   31,184.20   15,399.90
 4/30/98                          20,176.10    19,066.40   31,796.60   15,470.30
 5/31/98                          20,338.60    19,220.00   32,448.40   15,539.00
 6/30/98                          20,338.60    19,220.00   32,811.40   15,614.60
 7/31/98                          21,408.30    20,230.90   33,467.30   15,688.20
 8/31/98                          18,223.00    17,220.70   29,265.40   15,761.90
 9/30/98                          16,790.50    15,867.00   28,103.30   15,833.20
10/31/98                          17,534.30    16,569.90   30,361.00   15,903.90
11/30/98                          18,154.10    17,155.70   31,984.30   15,971.80
12/31/98                          18,842.70    17,806.30   33,390.80   16,046.20
 1/31/99                          18,962.10    17,919.10   33,183.60   16,113.80
 2/28/99                          17,962.50    16,974.50   32,349.40   16,173.70
 3/31/99                          17,619.30    16,650.30   32,710.60   16,240.20
 4/30/99                          17,858.00    16,875.80   33,693.30   16,304.80
 5/31/99                          16,992.70    16,058.10   32,083.10   16,371.00
 6/30/99                          17,216.50    16,269.60   32,632.70   16,435.70
 7/31/99                          17,440.30    16,481.10   32,944.10   16,507.90
 8/31/99                          17,626.90    16,657.40   33,287.10   16,580.30
 9/30/99                          17,115.30    16,174.00   33,038.90   16,652.60
10/31/99                          17,828.40    16,847.90   34,262.90   16,728.10
11/30/99                          18,820.60    17,785.50   35,195.00   16,801.10
12/31/99                          21,897.20    20,692.90   38,810.10   16,892.50
 1/31/00                          21,428.50    20,249.90   36,053.60   16,974.50
 2/29/00                          24,693.00    23,334.90   37,941.60   17,053.20
 3/31/00                          25,797.90    24,379.00   38,866.20   17,138.30
 4/30/00                          23,989.80    22,670.40   37,158.50   17,224.60
 5/31/00                          23,537.80    22,243.30   36,863.10   17,315.90
 6/30/00                          24,006.60    22,686.20   37,663.40   17,408.80
 7/31/00                          23,965.90    22,647.80   37,070.00   17,506.20
 8/31/00                          23,814.40    22,504.70   36,642.00   17,603.70
 9/30/00                          22,703.70    21,455.00   34,934.50   17,698.20
10/31/00                          22,232.40    21,009.70   34,677.50   17,796.80
11/30/00                          21,424.60    20,246.20   33,342.90   17,892.30
12/31/00                          22,906.90    21,647.10   35,649.90   17,991.60
 1/31/01                          22,662.40    21,416.00   35,668.30   18,090.40
 2/28/01                          21,157.90    19,994.20   32,539.00   18,166.80
 3/31/01                          19,521.70    18,448.00   30,122.20   18,248.00
 4/30/01                          20,687.70    19,549.90   32,289.80   18,322.70
 5/31/01                          19,803.80    18,714.60   30,751.60   18,390.50
 6/30/01                          19,427.60    18,359.10   29,603.30   18,451.10
 7/31/01                          19,446.40    18,376.90   29,680.30   18,510.50
 8/31/01                          19,293.20    18,232.10   28,915.10   18,568.10
 9/30/01                          17,201.80    16,255.70   26,029.90   18,624.20
10/31/01                          17,446.80    16,487.20   26,855.50   18,664.40
11/30/01                          17,729.40    16,754.30   27,934.00   18,698.10
12/31/01                          18,030.80    17,039.10   28,649.70   18,730.40
 1/31/02                          17,314.90    16,362.60   27,155.50   18,759.40
 2/28/02                          17,427.90    16,469.40   27,151.00   18,785.00
 3/31/02                          18,087.40    17,092.60   28,631.10   18,812.90
 4/30/02                          18,370.00    17,359.60   28,436.30   18,840.00
 5/31/02                          18,539.50    17,519.90   28,383.80   18,868.00
 6/30/02                          18,087.40    17,092.60   27,410.10   18,895.10
 7/31/02                          16,297.50    15,401.10   24,363.10   18,923.20
 8/31/02                          16,033.70    15,151.80   24,364.60   18,950.90
 9/30/02                          14,375.70    13,585.00   21,160.00   18,977.70
10/31/02                          15,223.50    14,386.20   23,206.30   19,005.80
11/30/02                          15,562.70    14,706.70   24,346.30   19,031.40
12/31/02                          15,261.20    14,421.80   23,465.80   19,053.20

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Morgan Stanley Capital International.

The MSCI Europe Index is a market value weighted, unmanaged index of the weighted share prices of companies listed on the stock exchanges of Austria, Belgium, Denmark, Finland, France, Germany, Ireland, Italy, Netherlands, Norway, Portugal, Spain, Sweden, Switzerland and the United Kingdom. The combined market capitalization of these companies represents approximately 60% of the aggregate market value of the stock exchanges of the above 15 countries. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

          [DATA IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                               Europe
                                                       (after maximum      MSCI
                                                 GAM       sales load    Europe
                                              Europe        of 5.50%)     Index
-------------------------------------------------------------------------------
1 Year                                        -15.36           -20.02    -18.09
5 Years                                        -2.16            -3.26     -1.96
10 Years                                        6.77             6.17      8.33
Since Inception                                 3.31             2.86      6.78


ANNUAL PERFORMANCE - CLASS A

          [DATA IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                                  GAM
                                                               EUROPE
                                                               (AFTER
                                                 GAM          MAXIMUM      MSCI
                                              EUROPE       SALES LOAD    EUROPE
                                             CLASS A        OF 5.50%)     INDEX
YEAR                                               %                %         %
-------------------------------------------------------------------------------
1998                                           10.70             4.61     28.91
1999                                           16.21             9.82     16.23
2000                                            4.61            (1.14)    (8.14)
2001                                          (21.29)          (25.62)   (19.64)
2002                                          (15.36)          (20.02)   (18.09)

                                                                  GAM
                                                               EUROPE
                                                       CLASS A (AFTER
                                                 GAM          MAXIMUM      MSCI
                                              EUROPE       SALES LOAD    EUROPE
                                             CLASS A        OF 5.50%)     INDEX
YEAR                                               %                %         %
-------------------------------------------------------------------------------
1998                                           10.70             4.61     28.91
1999                                           16.21             9.82     16.23
2000                                            4.61            (1.14)    (8.14)
2001                                          (21.29)          (25.62)   (19.64)
2002                                          (15.36)          (20.02)   (18.09)

                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                                      Europe             Average
                                        GAM          Class B      MSCI   1 Month
                                     Europe   (with deferred    Europe   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                  US$ 7.86                     867.45
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              5.79             0.79     10.90      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (16.38)          (20.56)   (18.09)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (19.20)          (20.83)   (18.87)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (12.20)          (12.98)   (15.44)     4.09
--------------------------------------------------------------------------------
Since inception*                      (7.49)           (7.79)    (7.32)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                  GAM Europe
                                              Class C (after
                                                     maximum
                                                  sales load             Average
                                        GAM         of 1.00%      MSCI   1 Month
                                     Europe     and deferred    Europe   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                  US$ 7.38         US$ 7.45    867.45
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              5.13             3.08     10.90      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (18.00)          (19.63)   (18.09)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (20.37)          (20.77)   (18.87)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (13.22)          (13.51)   (15.44)     4.09
--------------------------------------------------------------------------------
Since inception*                      (8.30)           (8.50)    (6.90)     4.55
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 20th May, 1998 for Class C shares.


THE COMMENT

     The Fund's Class A NAV declined 15.36% during 2002, compared to a decline of 18.09% by the MSCI Europe index.

     Our strategy remained broadly unchanged throughout 2002. Although we made some tactical purchases in technology-related names, which had become oversold during the latter months of the year, these were short-term holdings and have since been sold. Notwithstanding already severe price declines, we still believe that many technology stocks will crash, probably in 2003. We believe that the next year or longer will belong to sectors that may look dull today. For example, the pharmaceutical sector appears to be reaching an important inflection point. Patent expiries should gradually become much less of a drag, thus improving prospects for the industry's top line. We are building our position in Roche and have added to UCB, which is largely a pharmaceutical company, by profits if not by sales. We are also carrying out further research work on Glaxo and Novartis. These are all stocks which fall from most investors' radar screens during the many ill-fated "high beta rallies".

     One sector that has performed well in relative terms is the mining sector. We place great emphasis on the capital intensity of industries and the capital absorption of industries. The inflection point that a number of old economy sectors, such as mining, reached was that they were starved of capital which had flooded into "new economy" sectors. The mining sector, as well as others, was effectively shunned by the stockmarket, forcing companies in this area to become much more capital efficient. That, together with our positive view of commodity prices, encourages us to build on our exposure to selected mining and metals stocks.

     A further example of enforced capital discipline is the telecoms sector and we have recently been building positions in the fallen stars such as Deutsche Telekom.

     Over the last three years, we have refused to buy into the bullish recovery argument and therefore we did not buy the rallies that most strategists urged us to buy. A major reason for this view was the absence of a proper recession and its cleansing effects. Overall, we feel that our defensive view has been vindicated and in 2003, we look forward to seeing a catalyst that might induce much needed change, on both sides of the Atlantic. This may mean that 2003 is a year of crisis: the sharply deteriorating UK fiscal situation, the suffocating EU stability pact and its associated policy paralysis, as well as signs of a credit crunch in Germany, are a few of the possible crisis scenarios. As ever, the Americans are ahead of Europe, with fiscal stimulus there now being legislated and a probable softer dollar. While the latter pressurises Europe's businesses and economies, we are anticipating reflationary stimulus, as well as further falls in equity markets, to result in something which was absent over the last three years -- a genuine buying opportunity. In short, markets are likely to retest the lows but we believe policy change is close at hand.

                    GAM EUROPE FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------

EQUITIES - 97.4%
              BELGIUM - 3.7%
     23,350   UCB                                                       734,544
                                                                     ----------
                                                                        734,544
                                                                     ----------
              DENMARK - 1.4%
     16,450   Den Danske Bank                                           271,682
                                                                     ----------
                                                                        271,682
                                                                     ----------
              FINLAND - 1.2%
     11,880   Nokia                                                     188,729
      1,245   UPM-Kymmene Oyj                                            39,949
                                                                     ----------
                                                                        228,678
                                                                     ----------
              FRANCE - 13.2%
        870   Air Liquide                                               114,674
     11,725   Alcatel                                                    51,392
      3,200   AGF                                                       107,041
     *4,310   ASF                                                       104,083
      2,000   Aventis                                                   108,635
      7,195   AXA                                                        96,496
      3,855   BNP Paribas                                               156,965
      4,850   Bouygues                                                  135,382
      1,005   Casino Guichard Perrachon et Cie                           74,559
      1,231   Danone                                                    165,484
      1,455   Imerys                                                    183,696
        805   Lafarge                                                    60,608
      3,510   PSA Peugeot Citroen                                       143,028
      2,355   Sanofi-Synthelabo                                         143,846
      2,000   Societe Generale                                          116,395
      4,300   Suez                                                       74,579
      3,570   Total Fina Elf                                            509,491
      1,840   Vinci                                                     103,610
      2,625   Vivendi Environment                                        61,162
      4,705   Vivendi Universal                                          75,929
                                                                     ----------
                                                                      2,587,055
                                                                     ----------
              GERMANY - 7.8%
      7,975   Altana                                                    362,100
      2,440   BASF                                                       91,853
      4,055   Bayer                                                      85,041
      7,950   Bayerische Motoren Werke                                  241,338
      5,600   BERU                                                      249,626
      3,225   Deutsche Bank                                             148,458
     12,660   Deutsche Telekom (Registered)                             162,224
      2,460   E.ON                                                       99,055
        585   Munchener Ruckversicherung (Registered)69,870
     *3,450   Techem                                                     24,962
                                                                     ----------
                                                                      1,534,527
                                                                     ----------
              GREECE - 0.4%
      7,685   Hellenic Telecommunication                                 84,453
                                                                     ----------
                                                                         84,453
                                                                     ----------
              ITALY - 6.0%
      5,460   Assicurazioni Generali                                    112,217
     20,245   ENI                                                       321,618
     21,572   IFIL Finanz Parte AZ                                       76,457
     38,825   Banca Intesa SpA                                           81,831
      4,400   Permasteelisa                                              69,161
     30,600   Telecom Italia                                            231,990
     13,415   Telecom Italia Saving                                      67,662
     32,200   TIM                                                       146,877
     20,300   Unicredito Italiano                                        81,102
                                                                     ----------
                                                                      1,188,915
                                                                     ----------


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              NETHERLANDS - 12.7%
      7,735   ABN AMRO Holdings                                         126,368
      8,255   Fortis                                                    144,212
    *55,500   Getronics                                                  33,754
      8,740   Grolsch                                                   189,344
      5,900   Heijmans Group                                            103,319
      5,100   ING Groep                                                  86,314
    *12,400   KPN                                                        80,616
     21,200   Royal Dutch Petroleum                                     932,562
     18,200   Telegraaf Holdings                                        294,665
      5,720   Unilever                                                  351,182
      7,300   Volker Wessels Stevin                                     147,048
                                                                     ----------
                                                                      2,489,384
                                                                     ----------
              NORWAY - 1.0%
     11,300   Orkla                                                     192,202
                                                                     ----------
                                                                        192,202
                                                                     ----------
              PORTUGAL - 0.6%
     18,450   Portugal Telecom                                          126,721
                                                                     ----------
                                                                        126,721
                                                                     ----------
              SPAIN - 2.3%
     13,250   Banco Bilbao Vizcaya Argentaria                           126,713
     16,460   Banco Santander                                           112,880
    *24,090   Telefonica                                                215,474
                                                                     ----------
                                                                        455,067
                                                                     ----------
              SWITZERLAND - 11.3%
       *585   Geberit (Registered)                                      168,327
     *1,990   Leica Geosystems (Registered)                             106,463
      2,290   Nestle (Registered)                                       485,085
     15,500   Novartis (Registered)                                     565,338
      5,000   Roche Holding Genussscheine                               348,287
        845   Schaffner Holding (Registered)                             97,744
     *1,855   Swiss Life Holdings                                       144,503
      1,550   Swiss Reinsurance (Registered)                            101,638
     +2,820   UBS (Registered)                                          137,004
        705   Zurich Financial Services                                  65,750
                                                                     ----------
                                                                      2,220,139
                                                                     ----------
              UNITED KINGDOM - 35.8%
     14,880   Anglo American                                            220,947
      8,915   AstraZeneca Group                                         318,561
      9,370   Aviva                                                      66,813
     31,590   Barclays                                                  195,762
     17,600   BG Group                                                   75,922
    122,000   BP                                                        838,505
     12,540   British American Tobacco                                  125,244
    *29,170   British Sky Broadcasting Group                            300,024
     73,800   BT Group                                                  231,638
    149,370   Coats                                                     117,809
     62,000   Daily Mail & General Trust A                              580,309
     93,400   EMI Group                                                 208,968
     35,275   GlaxoSmithKline                                           676,801
     10,200   HBOS                                                      107,537
     52,820   HSBC Holdings                                             583,656
    *14,230   Intertek Testing Services                                  92,649
     39,800   Rank Group                                                170,725
     15,450   Rio Tinto                                                 308,367
     13,150   Royal Bank of Scotland                                    314,954
     15,800   Scottish & Southern Energy                                172,935
     38,500   SIG                                                       106,898
     13,600   Smith Group                                               152,249
      4,300   Travis Perkins                                             69,559
     81,700   UK Coal                                                    67,067
     22,100   United Utilities                                          221,970
    326,000   Vodafone Group                                            594,256
    *10,700   Xstrata                                                   111,775
                                                                     ----------
                                                                      7,031,900
                                                                     ----------
TOTAL EQUITIES (COST $21,873,039)                                    19,145,267
                                                                     ----------

                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------

PREFERRED SHARES - 3.7%
              GERMANY - 3.7%
      1,640   Porsche Pfd                                               681,003
      1,850   Rhoen-Klinikum Pfd                                         54,705
                                                                     ----------
TOTAL PREFERRED SHARES (COST $770,730)                                  735,708
                                                                     ----------
TOTAL INVESTMENTS (COST $22,643,769) - 101.1%                        19,880,975
                                                                     ----------

CONTRACTS FOR DIFFERENCE - 0.1%
              UNITED KINGDOM - 0.1%

*  (27,000)   Capita Group CFD 2003-06-30                                 6,242
*  (97,000)   Michael Page International CFD 2003-06-30                  14,631
                                                                     ----------
TOTAL CONTRACTS FOR DIFFERENCE                                           20,873
                                                                     ----------
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.2%)                         (235,750)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            19,666,098
                                                                     ==========

*Non-income producing security.
+An affiliated company.

Glossary:
CFD - Contracts For Difference

See notes to financial statements.


GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       BELGIUM                                                      3.7%
       DENMARK                                                      1.4%
       FINLAND                                                      1.2%
       FRANCE                                                      13.2%
       GERMANY                                                     11.5%
       ITALY                                                        6.0%
       NETHERLANDS                                                 12.7%
       SPAIN                                                        2.3%
       SWITZERLAND                                                 11.3%
       UNITED KINGDOM                                              35.9%
       LIABILITIES IN EXCESS OF OTHER ASSETS AND OTHER              0.8%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       AUTOMOBILES & COMPONENTS                                     6.7%
       BANKS                                                       13.0%
       CAPITAL GOODS                                                4.3%
       DIVERSIFIED FINANCIALS                                       1.5%
       ENERGY                                                      13.6%
       FOOD BEVERAGE & TOBACCO                                      7.7%
       INSURANCE                                                    3.8%
       MATERIALS                                                    7.4%
       MEDIA                                                        7.5%
       PHARMACEUTICALS & BIOTECHNOLOGY                             16.5%
       TECHNOLOGY HARDWARE & EQUIPMENT                              1.9%
       TELECOMMUNICATION SERVICES                                  10.4%
       UTILITIES                                                    3.2%
       OTHER                                                        2.5%

                   GAM EUROPE FUND / STATEMENT OF INVESTMENTS

                             GAM AMERICAN FOCUS FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

JAMES A. ABATE, INVESTMENT DIRECTOR. PRIOR TO JOINING GLOBAL ASSET MANAGEMENT, MR. ABATE SERVED AS MANAGING DIRECTOR AND PORTFOLIO MANAGER WITH RESPONSIBILITY FOR CREDIT SUISSE ASSET MANAGEMENT'S U.S. SELECT EQUITY PORTFOLIOS AS WELL AS THE FIRM'S NEW YORK BASED GLOBAL SECTOR FUNDS. ASIDE FROM HIS INSTITUTIONAL RESPONSIBILITIES, MR. ABATE WAS THE PORTFOLIO MANAGER OF THE CREDIT SUISSE TRANSATLANTIC FUND, A U.K. DISTRIBUTED FUND THAT ATTAINED STANDARD & POOR'S RESEARCH AAA AND MICROPAL FIVE STAR RATINGS, THE CREDIT SUISSE EQUITY FUND USA, AN OFFSHORE-BASED FUND, AND THE WARBURG PINCUS FOCUS FUND, DISTRIBUTED IN THE U.S. MR. ABATE JOINED CREDIT SUISSE ASSET MANAGEMENT AND WAS RESPONSIBLE FOR THE LAUNCH OF THE SELECT EQUITY PRODUCT IN 1995. PRIOR TO CREDIT SUISSE, HE WAS A CO-FOUNDER AND MANAGING DIRECTOR OF VERT INDEPENDENT CAPITAL RESEARCH, A WALL STREET EQUITY RESEARCH BOUTIQUE. PREVIOUSLY, HE WAS A MANAGER IN PRICE WATERHOUSE'S VALUATION/CORPORATE FINANCE GROUP. MR. ABATE'S WRITINGS HAVE APPEARED IN THE WALL STREET JOURNAL, MERGERS & ACQUISITIONS, INVESTMENT WEEK, INVESTMENT ADVISER AND OTHER VARIOUS PUBLICATIONS, AND HE IS A CONTRIBUTING AUTHOR TO Applied Equity Valuation AND Focus on Value. HE HAS ALSO BEEN A FREQUENT SPEAKER TO PROFESSIONAL SOCIETIES ON VALUATION AND SECURITY ANALYSIS TOPICS AND IS A MEMBER OF THE EDITORIAL ADVISORY BOARD OF THE Journal of Portfolio Management. MR. ABATE HOLDS A B.S. IN ACCOUNTING FROM FAIRLEIGH DICKINSON UNIVERSITY AND AN M.B.A IN FINANCE FROM ST. JOHN'S UNIVERSITY. HE IS A CHARTERED FINANCIAL ANALYST AND A CERTIFIED PUBLIC ACCOUNTANT, AND SERVED AS A COMMISSIONED OFFICER IN THE U.S. ARMY. MR. ABATE TOOK OVER PRIMARY RESPONSIBILITY FOR FUND MANAGEMENT FROM FAYEZ SAROFIM & CO. DURING THE FIRST QUARTER OF 2001.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large and mid-capitalization North American companies. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                              American Focus
                                              Class A (after             Average
                                        GAM          maximum       S&P   1 Month
                             American Focus       sales load      Comp   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                 US$ 11.68        US$ 12.36    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             14.19             7.91      8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (22.10)          (26.38)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
5 years to December, 2002              0.43            (0.70)    (0.59)     4.64
--------------------------------------------------------------------------------
10 years to December, 2002             8.03             7.42      9.33      4.77
--------------------------------------------------------------------------------
Since inception                        8.71             8.24      9.68      5.09
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 1st January, 1990, Class B on 26th May, 1998 and Class C on 7th July, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                    GAM AMERICAN FOCUS FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                     GAM
                                                American
                                             Focus Class
                                        GAM     A (after    Standard     Average
                                   American      maximum    & Poor's     1 Month
                                      Focus   sales load   Composite     Deposit
                                    Class A    of 5.50%)       Index        Rate
--------------------------------------------------------------------------------
  1/1/90                          10,000.00    10,000.00   10,000.00   10,000.00
 1/31/90                          10,023.00     9,471.74    9,337.49   10,057.70
 2/28/90                          10,053.00     9,500.09    9,443.65   10,121.20
 3/31/90                           9,997.00     9,447.17    9,701.43   10,203.50
 4/30/90                           9,966.00     9,417.87    9,467.22   10,266.50
 5/31/90                           9,773.00     9,235.49   10,370.10   10,333.20
 6/30/90                          10,013.00     9,462.29   10,308.60   10,417.80
 7/31/90                           9,988.00     9,438.66   10,284.40   10,480.90
 8/31/90                           9,956.00     9,408.42    9,342.34   10,560.70
 9/30/90                           9,797.00     9,258.17    8,887.63   10,629.50
10/31/90                           9,778.00     9,240.21    8,859.37   10,691.10
11/30/90                          10,246.00     9,682.47    9,422.08   10,772.00
12/31/90                          10,214.00     9,652.23    9,685.71   10,849.20
 1/31/91                          10,589.00    10,006.60   10,120.90   10,906.30
 2/28/91                          11,207.00    10,590.60   10,831.70   10,976.90
 3/31/91                          11,541.00    10,906.20   11,101.30   11,041.00
 4/30/91                          11,519.00    10,885.50   11,135.30   11,091.10
 5/31/91                          11,864.00    11,211.50   11,597.70   11,154.40
 6/30/91                          11,462.00    10,831.60   11,068.60   11,207.80
 7/31/91                          11,959.00    11,301.30   11,598.80   11,264.10
 8/31/91                          12,292.00    11,615.90   11,857.60   11,318.00
 9/30/91                          11,997.00    11,337.20   11,659.90   11,372.00
10/31/91                          12,152.00    11,483.60   11,831.60   11,413.70
11/30/91                          11,951.00    11,293.70   11,341.10   11,469.10
12/31/91                          13,349.00    12,614.80   12,641.70   11,519.90
 1/31/92                          12,983.10    12,269.00   12,421.80   11,561.70
 2/29/92                          13,129.60    12,407.50   12,568.60   11,598.00
 3/31/92                          12,868.80    12,161.00   12,324.40   11,639.80
 4/30/92                          13,124.40    12,402.60   12,699.20   11,671.40
 5/31/92                          13,271.00    12,541.10   12,743.00   11,714.70
 6/30/92                          12,910.90    12,200.80   12,553.90   11,754.40
 7/31/92                          13,459.80    12,719.50   13,082.80   11,792.50
 8/31/92                          13,273.00    12,543.00   12,799.50   11,826.30
 9/30/92                          13,234.90    12,507.00   12,949.00   11,858.40
10/31/92                          13,260.00    12,530.70   13,010.00   11,888.50
11/30/92                          13,694.30    12,941.10   13,435.90   11,919.90
12/31/92                          13,672.20    12,920.30   13,606.60   11,960.30
 1/31/93                          13,347.40    12,613.30   13,734.30   11,990.90
 2/28/93                          13,217.70    12,490.70   13,907.80   12,019.40
 3/31/93                          13,298.20    12,566.80   14,203.10   12,052.70
 4/30/93                          12,859.90    12,152.60   13,874.80   12,083.00
 5/31/93                          13,073.30    12,354.30   14,222.10   12,110.90
 6/30/93                          12,968.70    12,255.40   14,266.80   12,144.90
 7/31/93                          12,580.60    11,888.60   14,224.50   12,175.50
 8/31/93                          12,961.40    12,248.50   14,748.70   12,204.10
 9/30/93                          12,722.80    12,023.10   14,635.20   12,238.90
10/31/93                          13,235.50    12,507.50   14,951.70   12,268.70
11/30/93                          13,271.00    12,541.10   14,792.70   12,300.60
12/31/93                          13,387.20    12,650.90   14,978.30   12,337.20
 1/31/94                          13,623.30    12,874.00   15,498.70   12,367.50
 2/28/94                          13,159.50    12,435.70   15,064.20   12,396.20
 3/31/94                          12,534.70    11,845.30   14,410.00   12,435.50
 4/30/94                          12,707.50    12,008.60   14,610.30   12,470.60
 5/31/94                          12,874.40    12,166.30   14,827.60   12,507.00
 6/30/94                          12,584.90    11,892.70   14,465.00   12,555.00
 7/31/94                          13,075.30    12,356.20   14,954.90   12,602.20
 8/31/94                          13,571.60    12,825.20   15,555.70   12,646.10
 9/30/94                          13,491.80    12,749.80   15,172.50   12,698.30
10/31/94                          13,940.90    13,174.10   15,524.60   12,745.90
11/30/94                          13,593.80    12,846.10   14,947.30   12,794.20
12/31/94                          13,784.30    13,026.20   15,168.30   12,866.70
 1/31/95                          13,947.20    13,180.10   15,574.40   12,922.70
 2/28/95                          14,435.70    13,641.70   16,171.20   12,981.40
 3/31/95                          14,750.80    13,939.50   16,653.70   13,056.00
 4/30/95                          15,091.60    14,261.50   17,154.50   13,116.00
 5/31/95                          15,657.00    14,795.90   17,818.60   13,184.50
 6/30/95                          15,779.10    14,911.30   18,237.20   13,251.00
 7/31/95                          16,103.30    15,217.60   18,854.50   13,311.80
 8/31/95                          15,976.70    15,097.90   18,890.10   13,370.70
 9/30/95                          16,888.90    15,960.00   19,686.20   13,446.40
10/31/95                          16,911.50    15,981.30   19,628.00   13,503.00
11/30/95                          17,722.70    16,747.90   20,474.90   13,561.50
12/31/95                          18,042.90    17,050.60   20,870.90   13,639.50
 1/31/96                          18,814.30    17,779.50   21,595.80   13,693.30
 2/29/96                          18,995.70    17,951.00   21,784.50   13,749.10
 3/31/96                          19,056.20    18,008.20   21,996.40   13,820.90
 4/30/96                          19,086.50    18,036.70   22,333.90   13,879.70
 5/31/96                          19,751.90    18,665.60   22,889.10   13,940.80
 6/30/96                          20,099.80    18,994.30   22,979.70   14,000.30
 7/31/96                          19,464.60    18,394.00   21,972.50   14,052.50
 8/31/96                          19,721.70    18,637.00   22,428.20   14,123.20
 9/30/96                          20,780.40    19,637.50   23,685.30   14,185.90
10/31/96                          21,340.00    20,166.30   24,349.70   14,236.90
11/30/96                          22,807.00    21,552.60   26,179.20   14,306.50
12/31/96                          22,390.30    21,158.80   25,659.90   14,372.50
 1/31/97                          24,074.50    22,750.40   27,280.50   14,437.70
 2/28/97                          24,305.70    22,968.80   27,482.20   14,496.80
 3/31/97                          23,133.30    21,861.00   26,351.70   14,562.30
 4/30/97                          24,768.00    23,405.80   27,937.70   14,626.30
 5/31/97                          26,089.00    24,654.10   29,620.70   14,697.60
 6/30/97                          27,228.30    25,730.70   30,952.20   14,764.80
 7/31/97                          29,011.60    27,415.90   33,419.70   14,820.80
 8/31/97                          27,128.40    25,636.30   31,541.60   14,899.10
 9/30/97                          28,338.10    26,779.50   33,264.60   14,971.20
10/31/97                          27,443.20    25,933.80   32,163.40   15,041.90
11/30/97                          28,603.30    27,030.10   33,640.20   15,106.10
12/31/97                          28,976.40    27,382.70   34,218.30   15,185.10
 1/31/98                          29,595.40    27,967.60   34,613.00   15,259.90
 2/28/98                          31,686.60    29,943.90   37,107.20   15,325.40
 3/31/98                          33,175.60    31,350.90   39,009.40   15,399.90
 4/30/98                          33,610.60    31,762.00   39,411.00   15,470.30
 5/31/98                          33,560.40    31,714.60   38,714.20   15,539.00
 6/30/98                          35,333.80    33,390.40   40,290.30   15,614.60
 7/31/98                          34,982.40    33,058.40   39,871.00   15,688.20
 8/31/98                          30,258.10    28,593.90   34,098.60   15,761.90
 9/30/98                          31,765.00    30,017.90   36,274.60   15,833.20
10/31/98                          34,042.50    32,170.20   39,285.00   15,903.90
11/30/98                          35,874.80    33,901.70   41,656.20   15,971.80
12/31/98                          37,506.00    35,443.10   44,058.10   16,046.20
 1/31/99                          38,379.80    36,268.90   45,912.90   16,113.80
 2/28/99                          37,506.00    35,443.10   44,476.00   16,173.70
 3/31/99                          38,536.60    36,417.10   46,254.50   16,240.20
 4/30/99                          39,612.00    37,433.40   48,061.20   16,304.80
 5/31/99                          38,133.30    36,036.00   46,908.10   16,371.00
 6/30/99                          39,925.70    37,729.80   49,514.30   16,435.70
 7/31/99                          38,581.40    36,459.40   47,976.30   16,507.90
 8/31/99                          38,895.10    36,755.90   47,726.60   16,580.30
 9/30/99                          37,035.50    34,998.50   46,413.10   16,652.60
10/31/99                          40,082.60    37,878.00   49,367.00   16,728.10
11/30/99                          40,104.90    37,899.20   50,359.90   16,801.10
12/31/99                          41,001.10    38,746.10   53,327.90   16,892.50
 1/31/00                          39,836.10    37,645.10   50,661.20   16,974.50
 2/29/00                          37,416.40    35,358.40   49,691.20   17,053.20
 3/31/00                          40,866.70    38,619.10   54,554.20   17,138.30
 4/30/00                          40,732.30    38,492.00   52,920.00   17,224.60
 5/31/00                          41,180.40    38,915.50   51,813.80   17,315.90
 6/30/00                          42,323.10    39,995.30   53,104.80   17,408.80
 7/31/00                          41,561.90    39,276.00   52,283.50   17,506.20
 8/31/00                          43,058.60    40,690.40   55,510.70   17,603.70
 9/30/00                          41,262.60    38,993.10   52,588.10   17,698.20
10/31/00                          42,920.50    40,559.80   52,378.60   17,796.80
11/30/00                          40,663.90    38,427.40   48,231.80   17,892.30
12/31/00                          40,404.10    38,181.90   48,474.00   17,991.60
 1/31/01                          40,834.20    38,588.30   50,204.80   18,090.40
 2/28/01                          38,683.70    36,556.10   45,613.10   18,166.80
 3/31/01                          35,217.60    33,280.60   42,732.20   18,248.00
 4/30/01                          39,265.60    37,106.00   46,063.70   18,322.70
 5/31/01                          39,771.60    37,584.20   46,349.00   18,390.50
 6/30/01                          38,658.40    36,532.20   45,236.00   18,451.10
 7/31/01                          38,228.30    36,125.70   44,795.80   18,510.50
 8/31/01                          36,410.20    34,407.60   41,973.50   18,568.10
 9/30/01                          32,283.00    30,507.40   38,586.20   18,624.20
10/31/01                          33,118.60    31,297.00   39,335.10   18,664.40
11/30/01                          37,017.80    34,981.90   42,342.10   18,698.10
12/31/01                          38,005.30    35,915.00   42,709.60   18,730.40
 1/31/02                          37,448.30    35,388.60   42,095.80   18,759.40
 2/28/02                          37,524.20    35,460.40   41,266.90   18,785.00
 3/31/02                          38,689.00    36,561.10   42,830.30   18,812.90
 4/30/02                          37,093.80    35,053.60   40,248.10   18,840.00
 5/31/02                          37,625.50    35,556.10   39,934.10   18,868.00
 6/30/02                          33,295.80    31,464.50   37,085.10   18,895.10
 7/31/02                          30,738.50    29,047.90   34,208.50   18,923.20
 8/31/02                          30,130.80    28,473.60   34,425.60   18,950.90
 9/30/02                          25,927.70    24,501.70   30,682.30   18,977.70
10/31/02                          29,269.90    27,660.10   33,390.00   19,005.80
11/30/02                          32,764.10    30,962.10   35,345.20   19,031.40
12/31/02                          29,607.60    27,979.20   33,262.00   19,053.20
 5/31/00                          23,585.90    22,288.60   11,483.90   21,472.90
 6/30/00                          25,881.10    24,457.60   12,372.10   21,588.00
 7/31/00                          24,529.90    23,180.80   11,196.10   21,708.80
 8/31/00                          26,468.40    25,012.70   11,807.40   21,829.80
 9/30/00                          24,654.20    23,298.20   11,186.60   21,946.90
10/31/00                          22,889.60    21,630.70   10,546.10   22,069.20
11/30/00                          22,864.80    21,607.20   10,181.20   22,187.70
12/31/00                          23,784.30    22,476.20    9,781.75   22,310.70
 1/31/01                          24,927.60    23,556.50    9,752.76   22,433.40
 2/28/01                          24,132.30    22,805.00    9,337.95   22,528.10
 3/31/01                          21,870.60    20,667.80    8,898.95   22,628.70
 4/30/01                          22,442.30    21,207.90    9,485.17   22,721.30
 5/31/01                          22,467.10    21,231.40    9,450.00   22,805.40
 6/30/01                          21,870.60    20,667.80    8,999.43   22,880.60
 7/31/01                          20,230.30    19,117.70    8,415.30   22,954.20
 8/31/01                          19,609.00    18,530.50    8,217.55   23,025.70
 9/30/01                          17,098.90    16,158.40    7,360.15   23,095.30
10/31/01                          17,819.60    16,839.50    7,438.01   23,145.10
11/30/01                          19,236.20    18,178.20    7,652.69   23,186.90
12/31/01                          19,633.90    18,554.00    7,314.85   23,227.00
 1/31/02                          19,534.50    18,460.10    6,908.58   23,262.90
 2/28/02                          19,584.20    18,507.00    7,094.59   23,294.60
 3/31/02                          20,454.00    19,329.00    7,484.06   23,329.30
 4/30/02                          20,975.90    19,822.30    7,819.47   23,362.80
 5/31/02                          21,473.00    20,292.00    8,230.74   23,397.60
 6/30/02                          20,081.20    18,976.80    7,802.74   23,431.20
 7/31/02                          18,813.70    17,779.00    7,277.15   23,466.00
 8/31/02                          18,515.50    17,497.10    7,226.45   23,500.30
 9/30/02                          17,347.40    16,393.30    6,872.68   23,533.60
10/31/02                          17,223.10    16,275.90    6,599.36   23,568.50
11/30/02                          17,919.00    16,933.50    6,840.44   23,600.20
12/31/02                          17,223.10    16,275.90    6,656.00   23,627.20

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                       GAM American    Standard
                                               GAM     Focus (after    & Poor's
                                          American    maximum sales   Composite
                                             Focus   load of 5.50%)       Index
-------------------------------------------------------------------------------
1 Year                                      -22.10           -26.38      -22.12
5 Years                                       0.43            -0.70       -0.59
10 Years                                      8.03             7.42        9.33
Since Inception                               8.71             8.24        9.68


ANNUAL PERFORMANCE - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                       GAM American    Standard
                                               GAM     Focus (after    & Poor's
                                          American    maximum sales   Composite
                                             Focus   load of 5.50%)       Index
-------------------------------------------------------------------------------
1998                                         29.44            22.32       28.76
1999                                          9.32             3.31       21.04
2000                                         -1.46            -6.88       -9.10
2001                                         -5.94           -11.11      -11.89
2002                                        -22.10           -26.38      -22.12


                                                                GAM
                                                     AMERICAN FOCUS
                                                     CLASS A (AFTER    STANDARD
                                               GAM          MAXIMUM    & POOR'S
                                    AMERICAN FOCUS       SALES LOAD   COMPOSITE
                                           CLASS A        OF 5.50%)       INDEX
YEAR                                             %                %           %
-------------------------------------------------------------------------------
1998                                         29.44            22.32       28.76
1999                                          9.32             3.31       21.04
2000                                         (1.46)           (6.88)      (9.10)
2001                                         (5.94)          (11.11)     (11.89)
2002                                        (22.10)          (26.38)     (22.12)

                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                              American Focus             Average
                                        GAM          Class B       S&P   1 Month
                             American Focus   (with deferred      Comp   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                 US$ 11.29                     879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             13.93             8.93      8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (22.94)          (26.79)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (15.19)          (16.90)   (17.16)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (11.10)          (11.89)   (14.56)     4.09
--------------------------------------------------------------------------------
Since inception*                      (3.95)           (4.23)    (3.33)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                         GAM
                                              American Focus
                                              Class C (after
                                                     maximum
                                                  sales load             Average
                                        GAM         of 1.00%       S&P   1 Month
                             American Focus     and deferred      Comp   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                 US$ 11.03        US$ 11.14    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             13.83            11.69      8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (23.08)          (24.61)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (15.36)          (15.78)   (17.16)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002            (11.26)          (11.56)   (14.56)     4.09
--------------------------------------------------------------------------------
Since inception*                      (5.94)           (6.15)    (4.60)     4.51
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B shares and 7th July, 1998 for Class C shares.


THE COMMENT

     The year 2002 was marked by extreme volatility in US equity markets, with much of the volatility picking up after June, as the averages hit five-year lows in early October and then rallied for the subsequent eight weeks. The Fund performed broadly in line with the benchmark S&P 500 index during this difficult period, with an emphasis on high quality, large capitalization and industry-leading companies across the whole portfolio. The favorable selection effect was most pronounced in the health care sector, where we focused on the pharmaceuticals. Despite increased regulatory scrutiny, these companies continued to enjoy pricing power and consistent demand for their products. Eli Lilly, Abbott Labs, and Johnson & Johnson were among the period's stronger performers. Relative results also benefited from our underweighted and very focused representation in the consumer discretionary sector that included holdings of media stocks, such as News Corporation, which rebounded significantly. Comparative strength in key issues in the financials segment also supported the Fund's relative outperformance.

     We believe the US economy in 2003 is likely to avoid a relapse into recession and resist deflationary pressures. Growth is forecast to be moderate. Near record productivity gains are expected to continue to help earnings recover. Moreover, confidence in the quality of earnings is expected to improve as earnings reports are accompanied by cleaner and more complete corporate disclosures. As profits increase, rising cash flows are expected to nurture a long-awaited rebound in investment spending. Business leaders to date have been reluctant to purchase new equipment and expand facilities and slow to re-hire workers. We believe capital spending in many industries has troughed. Commercial construction may remain depressed for some time, but business spending on software and equipment has begun to pick up. As 2003 progresses, we expect industrial operating rates to improve and capital spending to increase.

     In our opinion, the fundamental foundation for economic growth is firmer today than it was 12 months ago despite the many disappointments and frustrations of the past year. Any perceived lessening of the geopolitical risks should be positive for growth. In the current environment, which seems to magnify both competitive strengths and weaknesses, the large cap companies represented in the Fund should be able to exploit the competitive advantages of their strong brands, lower cost of capital and more efficient operating systems. With sound balance sheets and strong cash flows, these industry-leading multinationals will have opportunities to gain share by buying assets at depressed prices or entering new markets or lines of business on a global basis. Our active investment discipline is expected to continue to produce relative outperformance with less than market risk. Improved absolute results are anticipated as the economy continues to strengthen.

                GAM AMERICAN FOCUS FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
EQUITIES - 97.1%
              AUTOMOBILES & COMPONENTS - 3.9%
     58,800   General Motors                                          2,167,368
                                                                     ----------
                                                                      2,167,368
                                                                     ----------
              BANKS - 1.7%
     20,500   Wells Fargo                                               960,835
                                                                     ----------
                                                                        960,835
                                                                     ----------
              CAPITAL GOODS - 4.5%
     30,300   American Electric Power                                   828,099
     68,300   General Electric (USA)                                  1,663,105
                                                                     ----------
                                                                      2,491,204
                                                                     ----------
              DIVERSIFIED FINANCIALS - 3.8%
     12,200   Fannie Mae                                                784,826
     32,600   Morgan Stanley                                          1,301,392
                                                                     ----------
                                                                      2,086,218
                                                                     ----------
              ENERGY - 11.8%
     37,900   Amerada Hess                                            2,086,395
     27,400   ChevronTexaco                                           1,821,552
     60,200   Marathon Oil                                            1,281,658
     31,200   Schlumberger                                            1,313,208
                                                                     ----------
                                                                      6,502,813
                                                                     ----------
              FOOD & DRUG RETAILING - 2.2%
     54,000   Albertson's                                             1,202,040
                                                                     ----------
                                                                      1,202,040
                                                                     ----------
              FOOD, BEVERAGE & TOBACCO - 10.2%
    113,980   Archer-Daniels-Midland                                  1,413,352
     51,400   Coca-Cola                                               2,252,348
     28,600   Kellogg                                                   980,122
     24,900   Philip Morris                                           1,009,197
                                                                     ----------
                                                                      5,655,019
                                                                     ----------
              HEALTH CARE EQUIPMENT & SERVICES - 1.3%
     15,800   Medtronic                                                 720,480
                                                                     ----------
                                                                        720,480
                                                                     ----------
              HOTELS, RESTAURANTS & LEISURE - 2.4%
     83,600   McDonald's                                              1,344,288
                                                                     ----------
                                                                      1,344,288
                                                                     ----------
              HOUSEHOLD & PERSONAL PRODUCTS - 2.4%
     15,400   Procter & Gamble                                        1,323,476
                                                                     ----------
                                                                      1,323,476
                                                                     ----------
              MATERIALS - 12.2%
     96,300   Alcoa                                                   2,193,714
    101,100   Barrick Gold                                            1,557,951
     38,800   Dow Chemical                                            1,152,360
     43,500   Du Pont de Nemours                                      1,844,400
                                                                     ----------
                                                                      6,748,425
                                                                     ----------

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------

              MEDIA - 4.1%
    158,800   Interpublic Group of Companies                          2,235,904
                                                                     ----------
                                                                      2,235,904
                                                                     ----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 7.0%
     20,500   Abbott Laboratories                                       820,000
    *15,100   Amgen                                                     729,934
     20,400   Johnson & Johnson                                       1,095,684
     29,600   Pharmacia                                               1,237,280
                                                                     ----------
                                                                      3,882,898
                                                                     ----------
              SOFTWARE & SERVICES - 4.0%
    *25,900   Microsoft                                               1,339,030
    *47,600   PeopleSoft                                                871,080
                                                                     ----------
                                                                      2,210,110
                                                                     ----------
              TECHNOLOGY, HARDWARE & EQUIPMENT - 18.6%
   *136,000   Applied Materials                                       1,772,080
    120,331   Hewlett-Packard                                         2,088,946
    162,100   Intel                                                   2,523,897
     65,900   Linear Technology                                       1,694,948
    179,600   Motorola                                                1,553,540
    *48,800   Teradyne                                                  634,888
                                                                     ----------
                                                                     10,268,299
                                                                     ----------
              TELECOMMUNICATION SERVICES - 1.1%
     23,200   SBC Communications                                        628,952
                                                                     ----------
                                                                        628,952
                                                                     ----------
              TRANSPORTATION - 2.8%
   *105,900   AMR                                                       698,940
     72,000   Delta Air Lines                                           871,200
                                                                     ----------
                                                                      1,570,140
                                                                     ----------
              UTILITIES - 3.1%
     87,500   Duke Energy                                             1,709,750
                                                                     ----------
                                                                      1,709,750
                                                                     ----------
TOTAL EQUITIES (COST $56,769,821)                                    53,708,219
                                                                     ----------
TIME DEPOSITS - 1.4%
              CAYMAN - 1.4%
   $813,090   Brown Brothers Harriman Trust (Cayman)
                1.20%, 2003-01-02                                       813,090
                                                                     ----------
TOTAL TIME DEPOSITS (COST $813,090)                                     813,090
                                                                     ----------
TOTAL INVESTMENTS (COST $57,582,911) - 98.5%                         54,521,309
OTHER ASSETS LESS LIABILITIES - 1.5%                                    806,120
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            55,327,429
                                                                     ==========
*Non-income producing security

See notes to financial statements.

               GAM AMERICAN FOCUS FUND / STATEMENT OF INVESTMENTS

                              GAMERICA CAPITAL FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

GORDON GRENDER, DIRECTOR, HAS BEEN ASSOCIATED WITH GAM SINCE 1983. HE HAS BEEN ACTIVELY INVOLVED IN FUND MANAGEMENT IN NORTH AMERICAN STOCK MARKETS SINCE 1974. HE COMMENCED MANAGEMENT OF GAMERICA CAPITAL FUND ON 12TH MAY, 1995. MR. GRENDER ALSO MANAGES GAMERICA INC., AN OFFSHORE FUND WITH SIMILAR INVESTMENT OBJECTIVES.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities issued by companies in the United States. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                    GAMerica
                                                     Capital
                                              Class A (after             Average
                                   GAMerica          maximum       S&P   1 Month
                                    Capital       sales load      Comp   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                 US$ 17.85        US$ 18.89    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (0.50)           (5.97)     8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (18.64)          (23.12)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
3 years to December, 2002             (5.43)           (7.20)   (14.56)     4.09
--------------------------------------------------------------------------------
5 years to December, 2002              7.33             6.13     (0.59)     4.64
--------------------------------------------------------------------------------
Since inception                       11.81            10.98      8.72      4.98
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A inception was on 12th May 1995, Class B and Class C on 26th May, 1998. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                     GAMERICA CAPITAL FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                GAMerica
                                                 Capital
                                                   Class
                                                A (after    Standard     Average
                                   GAMerica      maximum    & Poor's     1 Month
                                    Capital   sales load   Composite     Deposit
                                     Clas A    of 5.50%)       Index        Rate
--------------------------------------------------------------------------------
 5/12/95                          10,000.00    10,000.00   10,000.00   10,000.00
 5/31/95                           9,946.00     9,398.97   10,162.60   10,029.20
 6/30/95                           9,970.00     9,421.65   10,401.30   10,079.80
 7/31/95                          10,000.00     9,450.00   10,753.40   10,126.10
 8/31/95                          10,188.00     9,627.66   10,773.70   10,170.90
 9/30/95                          10,244.00     9,680.58   11,227.80   10,228.50
10/31/95                          10,382.00     9,810.99   11,194.60   10,271.60
11/30/95                          10,453.00     9,878.09   11,677.60   10,316.00
12/31/95                          10,137.30     9,579.77   11,903.40   10,375.40
 1/31/96                           9,813.90     9,274.13   12,316.90   10,416.30
 2/29/96                          10,187.90     9,627.52   12,424.50   10,458.70
 3/31/96                          10,844.80    10,248.30   12,545.30   10,513.30
 4/30/96                          11,724.10    11,079.30   12,737.90   10,558.10
 5/31/96                          12,623.60    11,929.30   13,054.50   10,604.60
 6/30/96                          12,704.50    12,005.80   13,106.20   10,649.80
 7/31/96                          12,229.50    11,556.80   12,531.70   10,689.50
 8/31/96                          12,704.50    12,005.80   12,791.60   10,743.30
 9/30/96                          12,755.00    12,053.50   13,508.60   10,791.00
10/31/96                          12,138.50    11,470.90   13,887.50   10,829.80
11/30/96                          11,815.10    11,165.20   14,931.00   10,882.80
12/31/96                          11,994.00    11,334.30   14,634.80   10,932.90
 1/31/97                          12,437.40    11,753.30   15,559.10   10,982.50
 2/28/97                          11,927.50    11,271.50   15,674.10   11,027.50
 3/31/97                          11,040.70    10,433.40   15,029.30   11,077.40
 4/30/97                          11,262.40    10,642.90   15,933.90   11,126.00
 5/31/97                          12,603.70    11,910.40   16,893.70   11,180.30
 6/30/97                          13,623.50    12,874.20   17,653.20   11,231.40
 7/31/97                          14,565.70    13,764.60   19,060.50   11,274.00
 8/31/97                          15,001.10    14,176.00   17,989.30   11,333.50
 9/30/97                          16,895.90    15,966.70   18,972.00   11,388.40
10/31/97                          16,670.40    15,753.50   18,343.90   11,442.20
11/30/97                          16,670.40    15,753.50   19,186.20   11,491.00
12/31/97                          16,465.20    15,559.60   19,515.90   11,551.10
 1/31/98                          17,335.60    16,382.20   19,741.00   11,608.00
 2/28/98                          18,904.90    17,865.20   21,163.60   11,657.80
 3/31/98                          19,996.10    18,896.30   22,248.40   11,714.50
 4/30/98                          21,160.80    19,996.90   22,477.50   11,768.00
 5/31/98                          20,621.30    19,487.20   22,080.10   11,820.30
 6/30/98                          20,694.90    19,556.70   22,979.00   11,877.80
 7/31/98                          20,106.40    19,000.60   22,739.90   11,933.80
 8/31/98                          17,311.10    16,359.00   19,447.70   11,989.90
 9/30/98                          17,947.20    16,960.10   20,688.70   12,044.10
10/31/98                          18,708.00    17,679.10   22,405.70   12,097.90
11/30/98                          20,479.00    19,352.70   23,758.00   12,149.50
12/31/98                          21,502.00    20,319.40   25,127.90   12,206.10
 1/31/99                          21,967.80    20,759.60   26,185.80   12,257.50
 2/28/99                          21,174.70    20,010.10   25,366.30   12,303.10
 3/31/99                          21,678.30    20,485.90   26,380.60   12,353.60
 4/30/99                          23,163.80    21,889.80   27,411.10   12,402.80
 5/31/99                          23,893.90    22,579.80   26,753.40   12,453.20
 6/30/99                          25,291.30    23,900.30   28,239.80   12,502.40
 7/31/99                          25,883.00    24,459.40   27,362.60   12,557.40
 8/31/99                          25,049.40    23,671.70   27,220.20   12,612.40
 9/30/99                          24,895.70    23,526.40   26,471.10   12,667.40
10/31/99                          24,998.20    23,623.30   28,155.80   12,724.80
11/30/99                          25,267.20    23,877.50   28,722.10   12,780.40
12/31/99                          27,732.70    26,207.40   30,414.80   12,849.90
 1/31/00                          26,271.70    24,826.80   28,893.90   12,912.20
 2/29/00                          26,362.20    24,912.30   28,340.70   12,972.10
 3/31/00                          28,754.10    27,172.60   31,114.20   13,036.90
 4/30/00                          27,073.30    25,584.30   30,182.20   13,102.50
 5/31/00                          27,758.60    26,231.80   29,551.30   13,172.00
 6/30/00                          30,370.20    28,699.90   30,287.60   13,242.60
 7/31/00                          30,157.80    28,499.10   29,819.20   13,316.70
 8/31/00                          32,082.80    30,318.20   31,659.70   13,390.90
 9/30/00                          31,454.20    29,724.20   29,992.90   13,462.80
10/31/00                          30,825.60    29,130.20   29,873.40   13,537.80
11/30/00                          27,735.20    26,209.80   27,508.30   13,610.40
12/31/00                          29,547.40    27,922.30   27,646.50   13,685.90
 1/31/01                          30,230.50    28,567.90   28,633.60   13,761.10
 2/28/01                          28,378.10    26,817.30   26,014.80   13,819.30
 3/31/01                          28,325.50    26,767.60   24,371.70   13,881.00
 4/30/01                          28,864.20    27,276.70   26,271.80   13,937.80
 5/31/01                          29,836.40    28,195.40   26,434.50   13,989.40
 6/30/01                          29,678.70    28,046.40   25,799.70   14,035.50
 7/31/01                          28,890.50    27,301.50   25,548.70   14,080.70
 8/31/01                          27,648.70    26,128.00   23,939.00   14,124.50
 9/30/01                          25,966.60    24,538.40   22,007.10   14,167.20
10/31/01                          26,347.70    24,898.60   22,434.20   14,197.70
11/30/01                          27,385.80    25,879.60   24,149.20   14,223.40
12/31/01                          28,831.30    27,245.60   24,358.80   14,248.00
 1/31/02                          27,635.50    26,115.60   24,008.80   14,270.00
 2/28/02                          27,504.10    25,991.40   23,536.00   14,289.50
 3/31/02                          28,594.80    27,022.10   24,427.70   14,310.70
 4/30/02                          28,371.40    26,811.00   22,954.90   14,331.30
 5/31/02                          27,543.50    26,028.60   22,775.90   14,352.60
 6/30/02                          26,518.50    25,060.00   21,151.00   14,373.20
 7/31/02                          24,573.70    23,222.10   19,510.40   14,394.60
 8/31/02                          24,179.40    22,849.60   19,634.20   14,415.60
 9/30/02                          23,574.90    22,278.30   17,499.20   14,436.00
10/31/02                          23,929.80    22,613.60   19,043.50   14,457.50
11/30/02                          24,770.80    23,408.40   20,158.60   14,476.90
12/31/02                          23,456.70    22,166.60   18,970.50   14,493.50

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


AVERAGE ANNUAL TOTAL RETURN - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                           GAmerica
                                                            Capital    Standard
                                                             (after    & Poor's
                                          GAMerica    maximum sales   Composite
                                           Capital   load of 5.50%)       Index
-------------------------------------------------------------------------------
1 Year                                      -18.64           -23.12      -22.12
3 Years                                      -5.43            -7.20      -14.56
5 Years                                       7.33             6.13       -0.59
Since Inception                              11.81            10.98        8.72


ANNUAL PERFORMANCE - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                           GAmerica
                                                            Capital    Standard
                                                             (after    & Poor's
                                          GAMerica    maximum sales   Composite
                                           Capital   load of 5.50%)       Index
-------------------------------------------------------------------------------
1998                                         30.59            23.41       28.76
1999                                         28.98            21.88       21.04
2000                                          6.54             0.68       -9.10
2001                                         -2.42            -7.79      -11.89
2002                                        -18.64           -23.12      -22.12


                                                           GAMERICA
                                                            CAPITAL
                                                     CLASS A (AFTER    STANDARD
                                          GAMERICA          MAXIMUM    & POOR'S
                                           CAPITAL       SALES LOAD   COMPOSITE
                                           CLASS A        OF 5.50%)       INDEX
YEAR                                             %                %           %
-------------------------------------------------------------------------------
1998                                         30.59            23.41       28.76
1999                                         28.97            21.88       21.04
2000                                          6.54             0.68       (9.10)
2001                                         (2.42)           (7.79)     (11.89)
2002                                        (18.64)          (23.12)     (22.12)

                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                    GAMerica
                                                     Capital             Average
                                   GAMerica    Class B (with       S&P   1 Month
                                    Capital         deferred      Comp   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                 US$ 17.58                     879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (0.62)           (5.59)     8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (19.17)          (23.21)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (11.52)          (13.31)   (17.16)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002             (6.04)           (6.97)   (14.56)     4.09
--------------------------------------------------------------------------------
Since inception*                       2.37             1.96     (3.33)     4.54
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                    GAMerica
                                                     Capital
                                              Class C (after
                                                     maximum
                                                  sales load             Average
                                   GAMerica         of 1.00%       S&P   1 Month
                                    Capital     and deferred      Comp   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                 US$ 17.45        US$ 17.63    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002             (0.63)           (2.60)     8.41      0.40
--------------------------------------------------------------------------------
Jan - December, 2002                 (19.18)          (20.78)   (22.12)     1.72
--------------------------------------------------------------------------------
Average annual total returns:
--------------------------------------------------------------------------------
2 years to December, 2002            (11.53)          (11.98)   (17.16)     2.91
--------------------------------------------------------------------------------
3 years to December, 2002             (6.09)           (6.41)   (14.56)     4.09
--------------------------------------------------------------------------------
Since inception*                       2.21             1.98     (3.33)     4.54
--------------------------------------------------------------------------------

* Inception was on 26th May, 1998 for Class B and Class C shares.


THE COMMENT

     Measured by the Standard & Poor's Composite index, the US stockmarket fell by 22.12% in 2002 and by 16.76% by the less technology weighted Dow Jones Industrial Average. The NASDAQ index's fall of 31.5% returned it to the level of spring 1997. This index has now lost 70.8% of its value since the peak reached in early March 2000.

     The net asset value of the Class A shares of the fund fell by 18.64% during the year which compares with a fall of 22.12% in the fund's benchmark, the Standard & Poor's Composite index.

     Whilst performance for the year was very disappointing the fund benefited from its holdings in Trex, True Time and Burlington Resources.

     Foamex, United Auto and Neopharm all performed poorly during the year but we continue to believe the prospects for all three are satisfactory from their present levels.

     The year started with investors feeling optimistic about the likelihood of a strong recovery following the 11 September terrorist attacks but this optimism began to falter quite soon. Economic growth was very strong in the first quarter which was helped by inventory rebuilding, strong auto sales and promotional pricing but began to tail off as the year progressed.

     The reliability of reported earnings continues to be a problem following Enron and the other major financial scandals. Standard and Poor's recalculation of earnings for the year to 30 June 2002, to exclude the benefit of stock rises on the value of pension fund assets and to account for the dilution inherent in the issue of stock options to management resulted in a significant fall in relation to reported earnings.

     Until the Iraq situation is clarified, we doubt a strong advance in the market is likely given valuation levels. President Bush however, is well aware that an improved economy is necessary to improve his re-election prospects and is proposing stimulative legislation to achieve this. There is considerable doubt about how much of this legislation will be acceptable to Congress.

     Due to the state of the U.S. economy over the past few years, the investment advisor has taken a protracted defensive position by investing at times, upwards of 50% of the Fund's net assets in cash and cash equivalents. This defensive position is a result of the investment advisor's view that equity securities of U.S. Companies have been and remain at historically high valuations and, therefore, the investment advisor has not been able to identify reasonably priced U.S. equity securities for purchase by the Fund. We will, as always, try to identify reasonably priced stocks for the Fund.

                 GAMERICA CAPITAL FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------

BONDS - 0.1%
              TELECOMMUNICATION SERVICES - 0.1%
*+**663,000   Globalstar LP/Capital 11.38%, 2004-02-15                   59,670
                                                                     ----------
TOTAL BONDS (COST $531,141)                                              59,670
                                                                     ----------
EQUITIES - 60.1%
              AUTOMOBILES & COMPONENTS - 2.4%
   *148,800   Keystone Automotive Industries                          2,234,976
                                                                     ----------
                                                                      2,234,976
                                                                     ----------
              CAPITAL GOODS - 6.9%
    *40,000   Gerber Scientific                                         162,400
   *665,060   Power-One                                               3,770,890
    *18,443   SureBeam A                                                 74,510
    *26,400   Titan                                                     274,560
    *63,000   Trex                                                    2,223,900
                                                                     ----------
                                                                      6,506,260
                                                                     ----------
              COMMERCIAL SERVICES & SUPPLIES - 0.1%
   *+27,000   Professional Staff ADR                                     54,000
                                                                     ----------
                                                                         54,000
                                                                     ----------
              CONSUMER DURABLES & APPAREL - 1.1%
   *288,560   Foamex International                                      911,850
     *9,765   Palm Harbor Homes                                         170,595
                                                                     ----------
                                                                      1,082,445
                                                                     ----------
              DIVERSIFIED FINANCIALS - 2.0%
     32,000   Bear Stearns                                            1,900,800
                                                                     ----------
                                                                      1,900,800
                                                                     ----------
              ENERGY - 6.2%
   *600,000   Abraxas Petroleum                                         360,000
     70,000   Burlington Resources                                    2,985,500
   *100,000   Tom Brown                                               2,510,000
                                                                     ----------
                                                                      5,855,500
                                                                     ----------
              FOOD, BEVERAGE & TOBACCO - 2.4%
    105,000   Delta & Pine Land                                       2,143,050
      5,629   Monsanto                                                  108,358
                                                                     ----------
                                                                      2,251,408
                                                                     ----------
              HEALTH CARE EQUIPMENT & SERVICES - 0.9%
     *7,208   Alcon                                                     284,356
    *19,837   CTI Molecular Imaging                                     489,180
     *7,800   Sierra Health Services                                     93,678
                                                                     ----------
                                                                        867,214
                                                                     ----------
              INSURANCE - 15.9%
     91,000   Ace                                                     2,669,940
     35,898   American International Group                            2,076,699
     80,000   Chubb                                                   4,176,000
    *85,000   ESG Re                                                     45,900
    122,500   Scottish Annuity & Life Holdings                        2,137,625
     50,000   XL Capital A                                            3,862,500
                                                                     ----------
                                                                     14,968,664
                                                                     ----------
              MEDIA - 0.1%
    *40,000   Edgar Online                                               70,800
    *30,800   Pegasus Communications A                                   40,348
                                                                     ----------
                                                                        111,148
                                                                     ----------


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              PHARMACEUTICALS & BIOTECHNOLOGY - 6.9%
  *+433,000   GlycoDesign                                               123,409
   *395,500   Neopharm                                                4,010,370
     33,000   Pharmacia                                               1,379,400
     27,200   Wyeth                                                   1,017,280
                                                                     ----------
                                                                      6,530,459
                                                                     ----------
              RETAILING - 13.2%
    *36,000   Best Buy                                                  869,400
    163,000   Dollar General                                          1,947,850
    176,718   Fred's A                                                4,541,653
     18,480   Limited Brands                                            257,426
     *7,500   Party City                                                 90,000
   *385,000   United Auto Group                                       4,800,950
                                                                     ----------
                                                                     12,507,279
                                                                     ----------
              SOFTWARE & SERVICES - 0.5%
   *383,000   Clarent                                                     1,915
    *50,000   Retalix                                                   450,500
   *100,000   Serviceware Technologies                                   60,000
                                                                     ----------
                                                                        512,415
                                                                     ----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 0.5%
    *20,000   Advanced Power Technologies                                64,980
    *89,000   I-Link                                                     11,125
    *35,000   Optibase                                                   69,650
  *+315,000   Sheldahl                                                       31
    *71,772   Symmetricom                                               302,878
                                                                     ----------
                                                                        448,664
                                                                     ----------
              TELECOMMUNICATION SERVICES - 0.0%
     *8,400   Liberty Satellite & Technology A                           22,260
    *87,000   Worldcom                                                   12,006
      3,480   Worldcom - MCI Group                                          626
                                                                     ----------
                                                                         34,892
                                                                     ----------
              TRANSPORTATION - 0.8%
   *100,000   USA Truck                                                 705,100
                                                                     ----------
                                                                        705,100
                                                                     ----------
              UTILITIES - 0.2%
     62,537   Williams Companies                                        168,850
                                                                     ----------
                                                                        168,850
                                                                     ----------
TOTAL EQUITIES (COST $66,318,286)                                    56,740,074
                                                                     ----------
TIME DEPOSITS - 42.7%
              CAYMAN - 42.7%
$40,378,509   Bank One (Grand Cayman)
                 1.20%, 2003-01-02                                   40,378,509
                                                                     ----------
TOTAL TIME DEPOSITS (COST $40,378,509)                               40,378,509
                                                                     ----------
TOTAL INVESTMENTS (COST $107,227,936) - 102.9%                       97,178,253
LIABILITIES IN EXCESS OF OTHER ASSETS - (2.9)%                       (2,748,670)
                                                                     ----------
TOTAL NET ASSETS - 100.0%                                            94,429,583
                                                                     ==========
* Non-income producing security
+ Fair valued security
**Defaulted bond

Glossary:

ADR - American Depositary Receipt

Notes to Financial Statements

                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

GEOGRAPHIC ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       CAYMAN (TIME DEPOSIT)                                       42.7%
       OTHER                                                        0.6%
       UNITED STATES                                               56.7%


INVESTMENT ANALYSIS AS AT
31ST DECEMBER, 2002

       [DATA BELOW IS REPRESENTED BY A PIE CHART IN THE PRINTED REPORT]

       TIME DEPOSITS & LIABILITIES IN EXCESS OF OTHER ASSETS       39.8%
       INSURANCE                                                   15.9%
       RETAILING                                                   13.2%
       CAPITAL GOODS                                                6.9%
       PHARMACEUTICALS & BIOTECHNOLOGY                              6.9%
       ENERGY                                                       6.2%
       OTHER                                                        3.2%
       AUTOMOBILES & COMPONENTS                                     2.4%
       FOOD, BEVERAGE & TOBACCO                                     2.4%
       DIVERSIFIED FINANCIALS                                       2.0%
       CONSUMER DURABLES & APPAREL                                  1.1%

                GAMERICA CAPITAL FUND / STATEMENT OF INVESTMENTS

                           GAM GABELLI LONG/SHORT FUND


FUND MANAGEMENT
--------------------------------------------------------------------------------

[PHOTO OMITTED]

MARIO J. GABELLI IS CHAIRMAN OF GABELLI FUNDS, INC., A MUTUAL FUND INVESTMENT ADVISER AND HOLDING COMPANY FOR GAMCO INVESTORS INC., A MONEY MANAGEMENT SUBSIDIARY, GABELLI & COMPANY, INC. A BROKER/DEALER SUBSIDIARY AND GABELLI ASSOCIATES FUND, AN ARBITRAGE LIMITED PARTNERSHIP. GAMCO INVESTORS, INC. IS THE INVESTMENT MANAGER OF GAM GAMCO. MR GABELLI BEGAN HIS INVESTMENT CAREER IN 1967 WITH THE INVESTMENT BANKING FIRM OF LOEB, RHOADES & CO. BEFORE JOINING RESEARCH FIRM WILLIAM D WITTER IN 1975. IN 1977, HE FORMED BROKER/DEALER GABELLI & COMPANY, INC. MR GABELLI IS A MEMBER OF THE NEW YORK SOCIETY OF ANALYSTS AND CHARTERED FINANCIAL ANALYST. HE IS A GRADUATE OF FORDHAM UNIVERSITY AND RECEIVED AN MBA FROM COLUMBIA UNIVERSITY GRADUATE SCHOOL OF BUSINESS. HE HOLDS AN HONORARY DOCTORATE DEGREE FROM ROGER WILLIAMS UNIVERSITY.

     The Fund's investment objective is to seek long-term capital appreciation, generally through investment in equity securities of selected large and mid-capitalization North American companies. Under normal conditions, the Fund will have both long and short positions in equity securities, primarily common stocks. However, if the Fund determines that the long-term capital appreciation of debt securities may equal or exceed the return on equity securities, it may be substantially invested in debt securities of companies and governments, their agencies and instrumentalities. Any income realized by the Fund on its investments will be incidental to its goal of long-term capital appreciation.


REPORT TO SHAREHOLDERS
--------------------------------------------------------------------------------

THE FACTS - CLASS A SHARES

                                                         GAM
                                                     Gabelli
                                                  Long/Short
                                        GAM   Class A (after             Average
                                    Gabelli          maximum       S&P   1 Month
                                 Long/Short       sales load      Comp   Deposit
                                    Class A        of 5.50%)     Index      Rate

31 December, 2002                  US$ 7.33         US$ 7.76    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              5.62            (0.19)     8.41      0.40
--------------------------------------------------------------------------------
Since inception                      (26.70)          (30.73)   (16.51)     0.99
--------------------------------------------------------------------------------

     Performance is calculated on a total return basis. Class A, B and C inception was on 29th May, 2002. Past performance is not necessarily indicative of future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

                  GAM GABELLI LONG/SHORT FUND / FUND MANAGEMENT

       [DATA BELOW IS REPRESENTED BY A LINE CHART IN THE PRINTED REPORT]

                                                     GAM
                                                 Gabelli
                                              Long/Short
                                                   Class
                                        GAM     A (after    Standard     Average
                                    Gabelli      maximum    & Poor's     1 Month
                                 Long/Short   sales load   Composite     Deposit
                                    Class A    of 5.50%)       Index        Rate
--------------------------------------------------------------------------------
 5/30/02                          10,000.00    10,000.00   10,000.00   10,000.00
 5/31/02                          10,000.00     9,450.00   10,023.90   10,000.50
 6/30/02                           8,760.00     8,278.20    9,308.73   10,014.90
 7/31/02                           7,680.00     7,257.60    8,586.68   10,029.80
 8/31/02                           7,200.00     6,804.00    8,641.16   10,044.40
 9/30/02                           6,940.00     6,558.30    7,701.56   10,058.60
10/31/02                           6,990.00     6,605.55    8,381.21   10,073.50
11/30/02                           7,150.00     6,756.75    8,871.98   10,087.10
12/31/02                           7,330.00     6,926.85    8,349.08   10,098.60

NOTE: The graph compares the performance results of a hypothetical $10,000 investment in Class A and a comparable index. The performance of Class A is shown after adjustment to reflect the maximum sales load, which is waived for certain investors. The performance of the index does not reflect brokerage commissions and other expenses that would be incurred to acquire a comparable portfolio of securities. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

---------------
Sources used are the net asset value of the Fund which is computed daily, The Financial Times and Datastream.

The Standard and Poor's Composite Index is an unmanaged weighted index of the stock performance of 500 industrial, transportation, utility and financial companies. The percentage change in the value of the index includes dividends reinvested.


PERFORMANCE SINCE INCEPTION - CLASS A

       [DATA BELOW IS REPRESENTED BY A BAR CHART IN THE PRINTED REPORT]

                                                        GAM Gabelli
                                                         Long/Short    Standard
                                               GAM           (after    & Poor's
                                           Gabelli    maximum sales   Composite
                                        Long/Short   load of 5.50%)       Index
-------------------------------------------------------------------------------
Since Inception                             -26.70           -30.73      -16.51

              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

THE FACTS - CLASS B SHARES

                                                         GAM
                                                     Gabelli
                                        GAM       Long/Short             Average
                                    Gabelli    Class B (with       S&P   1 Month
                                 Long/Short         deferred      Comp   Deposit
                                    Class B    sales charge)     Index      Rate

31 December, 2002                  US$ 7.32                     879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              5.63             0.63      8.41      0.40
--------------------------------------------------------------------------------
Since inception                      (26.80)          (30.46)   (16.51)     0.99
--------------------------------------------------------------------------------


THE FACTS - CLASS C SHARES

                                                         GAM
                                                     Gabelli
                                                  Long/Short
                                              Class C (after
                                                     maximum
                                        GAM       sales load             Average
                                    Gabelli         of 1.00%       S&P   1 Month
                                 Long/Short     and deferred      Comp   Deposit
                                    Class C    sales charge)     Index      Rate

31 December, 2002                  US$ 7.31         US$ 7.38    879.82
--------------------------------------------------------------------------------
                                          %                %         %         %
--------------------------------------------------------------------------------
Quarter to December, 2002              5.64             3.58      8.41      0.40
--------------------------------------------------------------------------------
Since inception                      (26.90)          (28.35)   (16.51)     0.99
--------------------------------------------------------------------------------


THE COMMENT

     The Fund was managed by James A. Abate from inception on 29th May, 2002 until 9th October, 2002 when management was passed to GAMCO Investors Inc. (Mario Gabelli and team).

     When the Fund launched on 29th May 2002, our market outlook was that the economy would continue to remain fragile due to uncertainty about the outcome of geopolitical conflicts in the Middle East and mixed expectations of future corporate earnings. Enron-type investigations and public hearings, as well as more restrictive accounting developments would continue to pressure investor confidence. This would keep US stockmarkets trapped in a relatively narrow trading range rather than cause further declines as the strong positive effects of lower interest rates, attractive valuations and corporate restructuring would offset the negative influences.

     Scandals at Enron, Adelphia, WorldCom, Qwest, Tyco and others served to erode confidence to the point of causing near panic, demonstrated by heightened volatility, as uncertainty escalated in mid June. Additional fears of a further terrorist strike or a war with Iraq contributed to the environment of uncertainty. With this decline in confidence at this important stage of recovery, corporations postponed decisions for capital expenditure and markets declined further.

     The Fund underperformed in the first weeks of June and during the unexpected sharp rally at the end of July. This resulted in a disappointing overall performance decline of 31.20% for Class A of the Fund versus the S&P 500 index, which declined 24.53% during the period 29th May to 9th October, 2002.

     On 9th October, 2002 GAMCO Investors Inc. assumed responsibility for the day-to-day management of the Fund.

     The Federal Reserve's (the Fed) aggressive rate cut in November and the surprise mid-term election outcome helped stocks move higher during the fourth quarter of 2002. However, continued concerns over slowing growth, the impending military showdown with Iraq and North Korea's nuclear brinkmanship pressured stock prices during December as year-end economic data, reduced corporate profit expectations and declining consumer confidence were disappointing for investors.

     Additionally, oil prices rose from US$27 to US$31 a barrel in December, reflecting increasing geopolitical risks and the Venezuelan oil workers' strike. At US$30, oil becomes a "pickpocket" on consumers and businesses, with the end result being slower economic growth.

     For the quarter, the S&P 500 rose 8.41%, while the DJIA and NASDAQ gained 9.87% and 13.95%, respectively. We are encouraged by the stockmarket's double-digit rally into December and by the US economy's general resilience during 2002.

RESULTS

     The Fund's Class A produced positive returns in both up and down months during the quarter, and is up 6.54% since 9th October, 2002 versus a rise of 13.73% for the S&P 500.

     During the fourth quarter, the Fund benefited from long positions in media, telecoms, and food, beverage and tobacco groups. Representative long holdings include Archer Daniels Midland, SBC Communications, and Cablevision Systems. Short positions were established in the following industries: retailing, software and service, and diversified financials. Representative shorts include Research in Motion, Bank of America, and Dillards. The Fund's net long exposure ranged from 12% to 34%. At year-end, the Fund had a 29% net long exposure.

INVESTMENT OPPORTUNITIES

     The Republican-controlled Congress should bring about some much needed changes on the regulatory front. We expect to see regulatory relief in the telecoms, utility, energy and media industries and this should provide catalysts to realize value on portfolio positions.

     There have been many delays in new product introductions this year, which has caused a buildup in the pipeline. This will benefit media companies, including cable companies, television broadcasters, and radio stations, as advertising expenditures are increased.

     We expect deal activity to pick-up in 2003. In our view, HSBC's acquisition of Household signals an increase in global mergers. If global banking giant HSBC is willing to acquire a seemingly out of favor US-based sub-prime lender in a weak economy, the incentive to do deals has clearly returned. Additionally, low interest rates, and low stockmarket valuations of many quality businesses should prove to be catalysts for transactions in 2003.

OUTLOOK

     As we enter 2003, the slowing US economy needs a boost to regain momentum. Aggressive fiscal and monetary stimulus should provide the spark for economic growth and increased corporate profits in 2003.

     President Bush would like to see a stable, growing economy to help his chances for re-election. We expect that he will propose a number of fiscal initiatives that will serve to increase consumption and savings. Tax cuts for individuals, businesses and investors seem likely.

     The Fed showed that it is committed to supporting the economic recovery by cutting rates by 0.50% to 1.25% in November. Low interest rates have fueled consumer purchases of autos and housing, and the most recent rate cut helped move stocks off their October lows. In November, the mid-term election outcome put the Bush administration in a position to propose various proinvestor and economic tax initiatives, giving stocks additional support.

     A weaker US dollar should boost multi-national corporate profits, increase demand for US exports and narrow the trade deficit.

              GAM GABELLI LONG/SHORT FUND / REPORT TO SHAREHOLDERS

STATEMENT OF INVESTMENTS AS AT 31ST DECEMBER, 2002

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
EQUITIES - 69.5%
              AUTOMOBILES & COMPONENTS - 1.5%
     33,000   Dana                                                      388,080
      2,000   Modine Manufacturing                                       35,360
     15,000   Standard Motor Products                                   195,000
                                                                    -----------
                                                                        618,440
                                                                    -----------
              BANKS - 1.7%
      4,000   Fleet Boston Financial                                     97,200
      9,000   Mellon Financial                                          234,990
      4,500   Northern Trust                                            157,725
      5,000   PNC Financial Services                                    209,500
                                                                    -----------
                                                                        699,415
                                                                    -----------
              CAPITAL GOODS - 10.0%
     30,000   Allegheny Energy                                          226,800
      9,000   BorgWarner                                                453,780
     15,000   Cooper Industries                                         546,750
     *5,000   Flowserve                                                  73,950
     30,000   GenCorp                                                   237,600
        800   General Dynamics                                           63,496
     15,000   Genuine Parts                                             462,000
     22,000   Honeywell International                                   528,000
      7,000   Northrop Grunman                                          679,000
     22,232   Precision Castparts                                       539,126
     10,300   Thomas Industries                                         268,418
                                                                    -----------
                                                                      4,078,920
                                                                    -----------
              CONSUMER DURABLES & APPAREL - 2.1%
      3,500   Fortune Brands                                            162,785
    *70,000   Gemstar TV Guide International                            227,500
      4,000   Gucci Group                                               366,400
      4,000   Tiffany & Company                                          95,640
                                                                    -----------
                                                                        852,325
                                                                    -----------
              DIVERSIFIED FINANCIALS - 2.2%
      5,000   American Express                                          176,750
      6,000   Merrill Lynch                                             227,700
      4,000   State Street                                              156,000
    *25,969   Stilwell Financial                                        339,415
                                                                    -----------
                                                                        899,865
                                                                    -----------
              ENERGY - 2.8%
      3,000   Murphy Oil                                                128,550
     20,000   Royal Dutch Petroleum                                     880,400
      3,200   Schlumberger                                              134,688
                                                                    -----------
                                                                      1,143,638
                                                                    -----------
              FOOD & DRUG RETAILING - 1.0%
     *2,679   Del Monte Foods                                            20,628
      7,000   Flowers Foods                                             136,570
      3,000   SYSCO                                                      89,370
      5,700   Walgreen                                                  166,383
                                                                    -----------
                                                                        412,951
                                                                    -----------
              FOOD, BEVERAGE & TOBACCO - 6.9%
     90,000   Archer-Daniels-Midland                                  1,116,000
      8,000   Campbell Soup                                             187,760
      5,000   Coca-Cola                                                 219,100
      7,000   Corn Products International                               210,910
      2,000   Diageo ADR                                                 87,600
      6,000   HJ Heinz                                                  197,220
     10,000   Panamerican Beverages A                                   207,800
      1,500   PepsiCo                                                    63,330
      3,000   Philip Morris                                             121,590
      7,500   WM Wrigley Jr                                             411,600
                                                                    -----------
                                                                      2,822,910
                                                                    -----------


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              HEALTH CARE EQUIPMENT & SERVICES - 0.4%
      1,500   Medtronic                                                  68,400
      1,000   UnitedHealth Group                                         83,500
                                                                    -----------
                                                                        151,900
                                                                    -----------
              HOTELS, RESTAURANTS & LEISURE - 0.7%
    *20,000   Metro Goldwyn Mayer                                       260,000
     *2,000   Starbucks                                                  40,760
                                                                    -----------
                                                                        300,760
                                                                    -----------
              HOUSEHOLD & PERSONAL PRODUCTS - 1.9%
      9,000   Proctor & Gamble                                          773,460
                                                                    -----------
                                                                        773,460
                                                                    -----------
              INSURANCE - 2.8%
      8,000   American International Group                              462,800
     15,000   Liberty                                                   582,000
      2,000   Marsh & McLennan                                           92,420
                                                                    -----------
                                                                      1,137,220
                                                                    -----------
              MATERIALS - 1.6%
     *4,000   Pactiv                                                     87,440
    *15,000   Sealed Air                                                559,500
                                                                    -----------
                                                                        646,940
                                                                    -----------
              MEDIA - 12.5%
    *30,000   AOL Time Warner                                           393,000
    *50,000   Cablevision Systems                                       837,000
     *4,000   Clear Channel Communications                              149,160
    *15,000   Cox Communications A                                      426,000
      1,500   Fisher Communications                                      79,080
     *5,000   Fox Entertainment Group A                                 129,650
    *19,000   General Motors H                                          203,300
     95,000   Gray Television                                           926,250
    *40,743   Liberty Media A                                           364,243
      1,000   McGraw-Hill                                                60,440
      1,500   Omnicom Group                                              96,900
     12,000   Tribune                                                   545,520
     *3,600   Viacom B                                                  146,736
     40,000   Vivendi Universal ADR                                     642,800
      5,000   Walt Disney                                                81,550
     *4,000   Young Broadcasting A                                       52,680
                                                                    -----------
                                                                      5,134,309
                                                                    -----------
              PHARMACEUTICALS & BIOTECHNOLOGY - 3.1%
     *2,900   Amgen                                                     140,186
      1,000   Johnson & Johnson                                          53,710
      4,600   Pfizer                                                    140,622
     15,000   Pharmacia                                                 627,000
    *50,000   Triangle Pharmaceuticals                                  297,000
                                                                    -----------
                                                                      1,258,518
                                                                    -----------
              RETAILING - 0.6%
     *1,200   Bed Bath & Beyond                                          41,436
      6,000   Home Depot                                                143,760
      1,000   Wal-Mart Stores                                            50,510
                                                                    -----------
                                                                        235,706
                                                                    -----------
              SOFTWARE & SERVICES - 2.2%
    *13,069   Comcast A                                                 308,036
     *1,500   Microsoft                                                  77,550
    *50,000   Rational Software                                         519,500
                                                                    -----------
                                                                        905,086
                                                                    -----------
              TECHNOLOGY HARDWARE & EQUIPMENT - 2.6%
     *4,000   Analog Devices                                             95,480
     *3,000   Applied Materials                                          39,090
     *7,400   Cisco Systems                                              96,940
     *2,500   Dell Computers                                             66,850
      4,000   Intel                                                      62,280
     *1,000   KLA-Tencor                                                 35,370

             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              TECHNOLOGY HARDWARE & EQUIPMENT - (CONTINUED)
     *2,000   L-3 Communications                                         89,820
     *4,500   Nokia Qyi ADR                                              69,750
     *4,000   Taiwan Semiconductor Manufacturing                         28,200
     18,000   Texas Instuments                                          270,180
    *12,000   Thomas & Betts                                            202,800
                                                                    -----------
                                                                      1,056,760
                                                                    -----------
              TELECOMMUNICATION SERVICES - 9.7%
     24,540   AT&T                                                      640,739
    *20,000   Broadwing                                                  70,400
     *2,500   QUALCOMM                                                   90,975
    *60,000   Qwest Communications International                        300,000
     40,000   SBC Communications                                      1,084,400
     50,000   Sprint                                                    724,000
      4,000   Telephone & Data Systems                                  188,080
     22,000   Verizon Communications                                    852,500
                                                                    -----------
                                                                      3,951,094
                                                                    -----------
              UTILITIES - 3.2%
    *11,000   Baycorp Holdings                                          162,140
     15,000   DPL                                                       230,100
     15,000   DQE                                                       228,600
     18,000   Duke Energy                                               351,720
     10,000   El Paso                                                    69,600
      1,500   FPL                                                        90,195
     12,000   Watts Industries A                                        188,880
                                                                    -----------
                                                                      1,321,235
                                                                    -----------
TOTAL EQUITIES (COST $27,375,975)                                    28,401,452
                                                                    -----------
US TREASURY BILLS - 33.6%
              U.S. TREASURY BILLS - 33.6%
+11,002,000   U.S. Treasury Bills 0%, 2003-03-20                     10,971,744
  2,770,000   U.S. Treasury Bills 0%, 2003-03-06                      2,764,294
                                                                    -----------
TOTAL US TREASURY BILLS (COST $13,738,866)                           13,736,038
                                                                    -----------
TIME DEPOSITS - 1.4%
              UNITED STATES - 1.4%
    587,298   JP Morgan Chase
              1.20%, 2003-01-02                                         587,298
                                                                    -----------
TOTAL TIME DEPOSITS (COST $587,298)                                     587,298
                                                                    -----------
TOTAL INVESTMENTS (COST $41,702,139)-104.5%                          42,724,788
                                                                    -----------
SECURITIES SOLD SHORT - (40.1%)
              AUTOMOBILES & COMPONENTS - (0.6%)
    (2,000)   Harley-Davidson                                           (92,400)
    (3,000)   Polaris Industries                                       (175,800)
                                                                    -----------
                                                                       (268,200)
                                                                    -----------
              BANKS - (2.3%)
   (13,617)   Bank of America                                          (947,334)
                                                                    -----------
                                                                       (947,334)
                                                                    -----------
              CAPITAL GOODS - (2.5%)
   (16,200)   Ingersoll-Rand                                           (697,572)
   (18,000)   Tyco International                                       (307,440)
                                                                    -----------
                                                                     (1,005,012)
                                                                    -----------
              COMMERICIAL SERVICES & SUPPLIES - (1.1%)
  *(10,000)   Officemax                                                 (50,000)
   (17,800)   Sensient Technologies                                    (399,966)
                                                                    -----------
                                                                       (449,966)
                                                                    -----------


                                                                         MARKET
                                                                          VALUE
   HOLDINGS   DESCRIPTION                                                   US$
-------------------------------------------------------------------------------
              CONSUMER DISCRETIONARY - (2.8%)
  *(85,917)   Research In Motion                                     (1,127,231)
                                                                    -----------
                                                                     (1,127,231)
                                                                    -----------
              CONSUMER DURABLES & APPAREL - (0.9%)
   *(2,500)   Gymboree                                                  (39,650)
    (2,000)   Polo Ralph Lauren A                                       (43,520)
    (8,000)   Timberland                                               (284,880)
                                                                    -----------
                                                                       (368,050)
                                                                    -----------
              DIVERSIFIED FINANCIALS - (12.5%)
    (7,000)   Diamonds Trust Unit Series 1                             (584,570)
   (34,500)   Household                                                (959,445)
  *(92,500)   Nasdaq 100 Index Tracking Stock                        (2,254,225)
   (15,000)   S & P 500 Depositary Receipts (SPDR)                   (1,323,450)
                                                                    -----------
                                                                     (5,121,690)
                                                                    -----------
              FOOD & DRUG RETAILING - (0.2%)
   *(2,000)   Cheesecake Factory                                        (72,300)
                                                                    -----------
                                                                        (72,300)
                                                                    -----------
              MEDIA - (4.5%)
  *(22,000)   Pixar                                                  (1,165,780)
  *(27,500)   Univision Communications                                 (673,750)
                                                                    -----------
                                                                     (1,839,530)
                                                                    -----------
              RETAILING - (1.0%)
  *(10,400)   Amazon.com                                               (196,456)
   (10,700)   Dillards A                                               (169,702)
   *(2,000)   Sharper Image                                             (34,860)
                                                                    -----------
                                                                       (401,018)
                                                                    -----------
              SOFTWARE & SERVICES - (1.3%)
   *(8,128)   Comcast A                                                (191,577)
  *(21,600)   Electronics Boutique                                     (341,496)
                                                                    -----------
                                                                       (533,073)
                                                                    -----------
              TECHNOLOGY HARDWARE & EQUIPMENT - (8.5%)
  *(30,000)   Applied Materials                                        (390,900)
  *(28,000)   Broadcom                                                 (421,680)
  *(38,000)   Brooks Pri Automation                                    (435,480)
  *(42,000)   Cree                                                     (686,700)
  *(12,000)   KLA-Tencor                                               (424,440)
  *(35,000)   Micron Technology                                        (340,900)
   (29,900)   Motorola                                                 (258,635)
  *(38,000)   Newport                                                  (477,280)
   *(2,000)   Storage Technology                                        (42,840)
                                                                    -----------
                                                                     (3,478,855)
                                                                    -----------
              TELECOMMUNICATION SERVICES - (1.9%)
    (5,080)   AT&T                                                     (132,639)
  *(57,324)   Nextel Communications                                    (662,092)
                                                                    -----------
                                                                       (794,731)
                                                                    -----------
TOTAL SECURITIES SOLD SHORT (PROCEEDS - $17,382,853)                (16,406,990)
                                                                    -----------
OTHER ASSETS LESS LIABILITIES - 35.6%                                14,570,284
                                                                    -----------
TOTAL NET ASSETS - 100.0%                                            40,888,082
                                                                    ===========

+ Segregated for securities sold short
* Non-income producing security.

Glossary

ADR - American Depositary Receipt

See notes to financial statements.

             GAM GABELLI LONG/SHORT FUND / STATEMENT OF INVESTMENTS

                      [This page intentionally left blank.]

Statements of Assets and Liabilities

================================================================================

AS AT 31ST DECEMBER, 2002

                                                                                                        GAM
                                                                         GAM            GAM           PACIFIC
                                                                        GLOBAL     INTERNATIONAL       BASIN
                                                                     -------------------------------------------
ASSETS (IN US$)
Investments in securities at value                                   $13,705,684    $134,852,280     $8,473,475
Cash                                                                          --              19             --
Cash - Foreign currencies                                                707,264         445,343             --
Receivables:
 Securities sold                                                          69,860         220,189             --
 Capital shares sold                                                      98,301         480,523             --
 Dividends, interest and other                                            51,386         459,247         11,955
Due from broker                                                               --         418,049             --
Due from co-investment advisors (Note 2)                                      --              --             --
Other assets                                                              25,617          87,013         22,213
                                                                     -----------    ------------    -----------
TOTAL ASSETS                                                          14,658,112     136,962,663      8,507,643
                                                                     -----------    ------------    -----------
LIABILITIES
Securities sold short, at fair value (proceeds $0; $0; $0; $0; $0;
 $0; $0; and $17,382,853)                                                     --              --             --
Due to custodian                                                              --              --             --
Payables:
 Securities purchased                                                    127,245         223,517             --
 Capital shares redeemed                                                  58,312       1,576,143         12,303
Dividends payable for securities sold short                                   --              --             --
Accrued management fee                                                    35,854         349,808         21,555
Accrued distribution fee                                                   5,902         125,694          1,421
Accrued expenses and other                                               128,898         623,320         78,768
                                                                     -----------    ------------    -----------
TOTAL LIABILITIES                                                        356,211       2,898,482        114,047
                                                                     -----------    ------------    -----------
NET ASSETS                                                           $14,301,901    $134,064,181     $8,393,596
                                                                     ===========    ============    ===========
SOURCE OF NET ASSETS
Net capital paid in on shares of capital stock (Note 4)              $20,824,767    $291,683,617    $31,290,671
Accumulated net investment income/(loss)                                  (3,157)       (288,638)        (1,864)
Accumulated net realized gains/(losses)                               (4,498,889)   (133,022,092)   (20,945,054)
Net unrealized appreciation/(depreciation)                            (2,020,820)    (24,308,706)    (1,950,157)
                                                                     -----------    ------------    -----------
NET ASSETS                                                           $14,301,901    $134,064,181     $8,393,596
                                                                     ===========    ============    ===========
CLASS A SHARES OUTSTANDING                                               854,208       8,554,249      1,034,267
CLASS A NET ASSETS                                                   $10,343,466    $109,414,180     $7,154,657
Net asset value and redemption value per share (Note 4)                   $12.11          $12.79          $6.92
Offering price per share (100/94.5 x net asset value per share
 reduced on sales of $50,000 or more)                                     $12.81          $13.53          $7.32
CLASS B SHARES OUTSTANDING                                               180,505         878,314        100,818
CLASS B NET ASSETS                                                    $2,145,543     $11,219,653       $712,577
Net asset value and offering price per share (Note 4)                     $11.89          $12.77          $7.07
CLASS C SHARES OUTSTANDING                                               112,529         500,721         35,658
CLASS C NET ASSETS                                                    $1,333,856      $6,450,258       $209,291
Net asset value and redemption value per share (Note 4)                   $11.85          $12.88          $5.87
Offering price per share (100/99 x net asset value per share)             $11.97          $13.01          $5.93
CLASS D SHARES OUTSTANDING                                                40,794         552,609         48,749
CLASS D NET ASSETS                                                      $479,036      $6,980,090       $317,071
Net asset value and redemption value per share (Note 4)                   $11.74          $12.63          $6.50
Offering price per share (100/96.5 x net asset value per share
 reduced on sales of $100,000 or more)                                    $12.17          $13.09          $6.74

Identified cost of investments                                       $15,730,362    $159,412,273    $10,424,255
Identified cost of foreign currency                                     $707,252        $434,058       $453,157

+ $14,764,776 segregated as collateral for securities sold short.

See notes to financial statements.

              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

================================================================================

    GAM                           GAM                            GAM
   JAPAN           GAM          AMERICAN       GAMERICA        GABELLI
  CAPITAL         EUROPE         FOCUS          CAPITAL       LONG/SHORT
-------------------------------------------------------------------------

 $6,224,112    $19,880,975    $54,521,309     $97,178,253    $42,724,788
         --             --             --              --             --
     71,091        106,791             --              --             --

         --         34,388        601,704              --             --
         --            518      1,167,126          64,888         67,576
      4,355         95,120         80,447          42,841         37,347
         --        141,776             --              --     14,764,776+
         --             --             --              --        354,162
     21,423         18,836         22,922          23,145         66,650
-----------    -----------    -----------    ------------    -----------
  6,320,981     20,278,404     56,393,508      97,309,127     58,015,299
-----------    -----------    -----------    ------------    -----------


         --             --             --              --     16,406,990
         --         53,086             --              --             --

         --         34,909        778,417              --             --
     35,639        378,563         52,980       2,341,150        189,337
         --             --             --              --         18,482
     16,193         53,305        136,966         254,449        158,105
      3,678          7,095         19,575          61,211        157,954
     81,290         85,348         78,141         222,734        196,349
-----------    -----------    -----------    ------------    -----------
    136,800        612,306      1,066,079       2,879,544     17,127,217
-----------    -----------    -----------    ------------    -----------
 $6,184,181    $19,666,098    $55,327,429     $94,429,583    $40,888,082
===========    ===========    ===========    ============    ===========

$16,146,406    $29,509,289    $69,857,358    $105,783,991    $59,545,052
         --        (20,873)        44,826        (103,192)            --
 (8,772,522)    (7,091,833)   (11,513,153)     (1,201,533)   (20,655,482)
 (1,189,703)    (2,730,485)    (3,061,602)    (10,049,683)     1,998,512
-----------    -----------    -----------    ------------    -----------
 $6,184,181    $19,666,098    $55,327,429     $94,429,583    $40,888,082
===========    ===========    ===========    ============    ===========
  1,149,584      2,211,722      4,328,883       4,117,376      1,701,914
 $5,373,192    $17,919,994    $50,554,637     $73,514,139    $12,470,955
      $4.67          $8.10         $11.68          $17.85          $7.33

      $4.94          $8.57         $12.36          $18.89          $7.76
    115,564        190,594        237,723         689,972      1,454,655
   $548,286     $1,497,923     $2,683,365     $12,127,124    $10,644,137
      $4.74          $7.86         $11.29          $17.58          $7.32
     56,200         33,612        189,356         503,670      2,431,658
   $262,703       $248,181     $2,089,427      $8,788,320    $17,772,990
      $4.67          $7.38         $11.03          $17.45          $7.31
      $4.72          $7.45         $11.14          $17.63          $7.38






 $7,414,817    $22,643,769    $57,582,911    $107,227,936    $41,702,139
    $70,026       $106,149             --              --             --

              GAM FUNDS INC / STATEMENTS OF ASSETS AND LIABILITIES

Statements of Operations

================================================================================

FOR THE YEAR ENDED 31ST DECEMBER, 2002

                                                                                            GAM
                                                             GAM            GAM           PACIFIC
                                                           GLOBAL      INTERNATIONAL       BASIN
                                                         --------------------------------------------
INVESTMENT INCOME (IN US$)
Dividends                                                   $206,088      $4,214,162       $200,596
Interest                                                      27,431          55,078          4,431
Other income                                                      --          54,752             --
                                                         -----------    ------------    -----------
                                                             233,519       4,323,992        205,027
                                                         -----------    ------------    -----------
EXPENSES
Investment advisory fee (Note 2)                             178,084       1,793,185         96,999
Custodian fees and expenses                                   71,544         242,816         49,430
Transfer agent fees and expenses                             100,020         714,541         44,764
Shareholder servicing fees - Class A                           6,989         179,427          5,011
Shareholder servicing fees - Class B                           1,604           7,755            788
Shareholder servicing fees - Class C                             923           7,487            147
Shareholder servicing fees - Class D                             217          21,219             79
Distribution fee - Class A (Note 2)                           38,302         437,065         24,308
Distribution fee - Class B (Note 2)                           28,414         143,308          9,111
Distribution fee - Class C (Note 2)                           15,180          93,463          2,764
Distribution fee - Class D (Note 2)                            3,294          48,548          2,032
Professional fees                                             53,981          76,834         48,281
Administrative expenses                                       46,498         197,209         38,651
Printing                                                      18,080         177,507          4,917
Filing fees - Class A                                         15,928          25,460         18,479
Filing fees - Class B                                         10,922          10,200         10,261
Filing fees - Class C                                         10,390          10,030          9,750
Filing fees - Class D                                          9,507          10,554          9,373
Dividends on securities sold short                                --              --             --
Other                                                         18,443          36,732         18,469
                                                         -----------    ------------    -----------
Total operating expenses                                     628,320       4,233,340        393,614
                                                         -----------    ------------    -----------
Interest expense                                                 372              --             47
                                                         -----------    ------------    -----------
Total expenses                                               628,692       4,233,340        393,661
Less: expenses waived and reimbursed (Note 2)                     --              --             --
                                                         -----------    ------------    -----------
Net expenses                                                 628,692       4,233,340        393,661
                                                         -----------    ------------    -----------
Net investment income/(loss)                                (395,173)         90,652       (188,634)
                                                         -----------    ------------    -----------
REALIZED AND UNREALIZED GAIN/(LOSS)
 ON INVESTMENTS AND FOREIGN CURRENCY
Net realized gain/(loss) from:
 Investments, securities sold short and futures           (1,527,901)    (26,628,015)    (1,800,854)
 Foreign currency transactions                               110,639         (62,009)       (29,282)
                                                         -----------    ------------    -----------
                                                          (1,417,262)    (26,690,024)    (1,830,136)
                                                         -----------    ------------    -----------
Unrealized appreciation/(depreciation) for the period:
 Investments, securities sold short and futures           (2,366,709)     (1,633,258)       785,038
 Foreign currency translation of assets and
  liabilities other than investments                           4,991        (202,185)       (80,470)
                                                         -----------    ------------    -----------
                                                          (2,361,718)     (1,835,443)       704,568
                                                         -----------    ------------    -----------
Net gain/(loss)                                           (3,778,980)    (28,525,467)    (1,125,568)
                                                         -----------    ------------    -----------
Net increase/(decrease) in net assets from operations    $(4,174,153)   $(28,434,815)   $(1,314,202)
                                                         ===========    ============    ===========


+ Period from 29th May, 2002  (Commencement  of  Operations)  to 31st  December,
  2002.

See notes to financial statements.

                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

================================================================================

    GAM                           GAM                              GAM
   JAPAN          GAM           AMERICAN        GAMERICA         GABELLI
  CAPITAL        EUROPE          FOCUS          CAPITAL        LONG/SHORT+
--------------------------------------------------------------------------

    $67,389       $535,422      $1,173,464        $505,719        $463,349
      3,245         11,824           9,460         602,081         171,472
         --             --              --              --              --
-----------    -----------    ------------    ------------    ------------
     70,634        547,246       1,182,924       1,107,800         634,821
-----------    -----------    ------------    ------------    ------------

     81,991        230,542         583,405       1,135,331         431,668
     70,205        100,973          38,073          32,213          17,506
     33,183         39,531          47,966         245,690         115,016
      5,994          7,768          15,224          69,616              --
        651            963           1,747           5,541              --
        914            177           2,490           3,829              --
         --             --              --              --              --
     21,472         61,611         158,179         261,509          28,029
      7,148         21,103          32,883         147,628          70,308
      3,116          4,002          23,030         115,140         125,689
         --             --              --              --              --
     50,296         50,417          31,045          44,278          52,170
     31,161         44,978          78,068         131,989          43,818
      6,328          7,234           8,789          65,096          38,201
     17,824         20,735          17,413          20,090           7,943
     10,123         10,273          10,310          10,667           5,672
     10,075          9,383          10,254          10,308           8,061
         --             --              --              --              --
         --             --              --              --         158,821
     17,501         18,867          19,385          23,551           9,419
-----------    -----------    ------------    ------------    ------------
    367,982        628,557       1,078,261       2,322,476       1,112,321
-----------    -----------    ------------    ------------    ------------
      1,091            236           1,320              --           5,113
-----------    -----------    ------------    ------------    ------------
    369,073        628,793       1,079,581       2,322,476       1,117,434
         --             --              --              --         354,162
-----------    -----------    ------------    ------------    ------------
    369,073        628,793       1,079,581       2,322,476         763,272
-----------    -----------    ------------    ------------    ------------
   (298,439)       (81,547)        103,343      (1,214,676)       (128,451)
-----------    -----------    ------------    ------------    ------------



 (2,504,647)    (2,816,610)     (8,989,961)       (595,723)    (20,655,482)
      8,318         17,530              --              --              --
-----------    -----------    ------------    ------------    ------------
 (2,496,329)    (2,799,080)     (8,989,961)       (595,723)    (20,655,482)
-----------    -----------    ------------    ------------    ------------

  1,518,791       (923,265)     (6,051,744)    (21,563,383)      1,998,512

   (188,816)        15,532              --              --              --
-----------    -----------    ------------    ------------    ------------
  1,329,975       (907,733)     (6,051,744)    (21,563,383)      1,998,512
-----------    -----------    ------------    ------------    ------------
 (1,166,354)    (3,706,813)    (15,041,705)    (22,159,106)    (18,656,970)
-----------    -----------    ------------    ------------    ------------
$(1,464,793)   $(3,788,360)   $(14,938,362)   $(23,373,782)   $(18,785,421)
===========    ===========    ============    ============    ============

                    GAM FUNDS INC / STATEMENTS OF OPERATIONS

Statements of Changes in Net Assets

================================================================================

                                                               GAM GLOBAL                   GAM INTERNATIONAL
                                                       ---------------------------    ----------------------------
YEAR ENDED 31ST DECEMBER                                   2002           2001            2002            2001
                                                           ----           ----            ----            ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                           $  (395,173)   $   (495,052)   $     90,652    $   (864,611)
Net realized gain/(loss)                                (1,417,262)     (2,813,640)    (26,690,024)    (82,503,380)
Unrealized appreciation/(depreciation)
 for the period                                         (2,361,718)     (1,929,146)     (1,835,443)    (29,236,290)
                                                       -----------    ------------    ------------    ------------
Net increase/(decrease) in net assets
 from operations                                        (4,174,153)     (5,237,838)    (28,434,815)    112,604,281)
                                                       -----------    ------------    ------------    ------------
Dividends paid to shareholders from:
Net investment income
 Class A                                                        --              --              --              --
 Class B                                                        --              --              --              --
 Class C                                                        --              --              --              --
 Class D                                                        --              --              --              --
Net realized gain on investments
 Class A                                                        --              --              --              --
 Class B                                                        --              --              --              --
 Class C                                                        --              --              --              --
 Class D                                                        --              --              --              --
Capital share transactions (Note 4)                     (3,900,685)    (14,431,408)    (70,542,957)    191,327,740)
                                                       -----------    ------------    ------------    ------------
Total increase/(decrease) in net assets                 (8,074,838)    (19,669,246)    (98,977,772)    303,932,021)
Net assets
Beginning of year                                       22,376,739      42,045,985     233,041,953     536,973,974
                                                       -----------    ------------    ------------    ------------
End of year                                            $14,301,901    $ 22,376,739    $134,064,181    $233,041,953
                                                       ===========    ============    ============    ============
Accumulated net investment income/(loss) end of year   $    (3,157)   $     (5,281)   $   (288,638)   $(13,385,313)
                                                       ===========    ============    ============    ============

                                                            GAM PACIFIC BASIN
                                                       --------------------------
YEAR ENDED 31ST DECEMBER                                  2002            2001
                                                          ----            ----
INCREASE/(DECREASE) IN NET ASSETS FROM:
Operations
Net investment income/(loss)                           $  (188,634)   $  (226,082)
Net realized gain/(loss)                                (1,830,136)    (2,956,939)
Unrealized appreciation/(depreciation)
 for the period                                            704,568       (158,579)
                                                       -----------    -----------
Net increase/(decrease) in net assets
 from operations                                        (1,314,202)    (3,341,600)
                                                       -----------    -----------
Dividends paid to shareholders from:
Net investment income
 Class A                                                        --             --
 Class B                                                        --             --
 Class C                                                        --             --
 Class D                                                        --             --
Net realized gain on investments
 Class A                                                        --             --
 Class B                                                        --             --
 Class C                                                        --             --
 Class D                                                        --             --
Capital share transactions (Note 4)                       (287,654)    (5,703,468)
                                                       -----------    -----------
Total increase/(decrease) in net assets                 (1,601,856)    (9,045,068)
Net assets
Beginning of year                                        9,995,452     19,040,520
                                                       -----------    -----------
End of year                                            $ 8,393,596    $ 9,995,452
                                                       ===========    ===========
Accumulated net investment income/(loss) end of year   $    (1,864)   $  (103,727)
                                                       ===========    ===========

+ Period from 29th May, 2002  (Commencement  of  Operations)  to 31st  December,
  2002.

See notes to financial statements.

               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

================================================================================

                                                                                                                     GAM GABELLI
     GAM JAPAN CAPITAL                GAM EUROPE              GAM AMERICAN FOCUS            GAMERICA CAPITAL         LONG/SHORT+
--------------------------   -------------------------   --------------------------   ---------------------------   ------------
    2002           2001           2002         2001          2002           2001          2002           2001           2002
    ----           ----           ----         ----          ----           ----          ----           ----           ----


$  (298,439)  $   (417,756)  $   (81,547)  $  (216,292)  $    103,343   $  (233,552)  $ (1,214,676)  $    (63,917)  $   (128,451)
 (2,496,329)    (5,446,181)   (2,799,080)   (3,705,567)    (8,989,961)   (2,508,998)      (595,723)       (90,442)   (20,655,482)

  1,329,975      2,118,901      (907,733)   (2,915,273)    (6,051,744)      467,132    (21,563,383)    (2,418,785)     1,998,512
-----------   ------------   -----------   -----------   ------------   -----------   ------------   ------------   ------------

 (1,464,793)    (3,745,036)   (3,788,360)   (6,837,132)   (14,938,362)   (2,275,418)   (23,373,782)    (2,573,144)   (18,785,421)
-----------   ------------   -----------   -----------   ------------   -----------   ------------   ------------   ------------


         --             --            --            --        (58,517)           --             --             --             --
         --             --            --            --             --            --             --             --             --
         --             --            --            --             --            --             --             --             --
         --             --            --            --             --            --             --             --             --

         --             --            --       (42,104)            --       (24,167)            --        (19,851)            --
         --             --            --        (5,572)            --        (3,264)            --         (3,719)            --
         --             --            --        (1,359)            --        (2,349)            --         (3,266)            --
         --             --            --            --             --            --             --             --             --
 (1,664,440)    (7,923,939)      669,129       812,118     17,227,034    27,793,920    (11,279,766)    35,530,020     59,673,503
-----------   ------------   -----------   -----------   ------------   -----------   ------------   ------------   ------------
 (3,129,233)   (11,668,975)   (3,119,231)   (6,074,049)     2,230,155    25,488,722    (34,653,548)    32,930,040     40,888,082

  9,313,414     20,982,389    22,785,329    28,859,378     53,097,274    27,608,552    129,083,131     96,153,091             --
-----------   ------------   -----------   -----------   ------------   -----------   ------------   ------------   ------------
$ 6,184,181   $  9,313,414   $19,666,098   $22,785,329   $ 55,327,429   $53,097,274   $ 94,429,583   $129,083,131   $ 40,888,082
===========   ============   ===========   ===========   ============   ===========   ============   ============   ============
$        --   $    (94,477)  $   (20,873)  $   (21,180)  $     44,826   $        --   $   (103,192)  $    (27,776)  $         --
===========   ============   ===========   ===========   ============   ===========   ============   ============   ============

               GAM FUNDS INC / STATEMENTS OF CHANGES IN NET ASSETS

Notes to Financial Statements

================================================================================

AS AT 31ST DECEMBER, 2002
NOTE 1. SIGNIFICANT ACCOUNTING POLICIES

GAM Funds, Inc. (the "Company"), is an open-end diversified investment company registered under the Investment Company Act of 1940 comprised of eight portfolios: GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAM American Focus Fund, GAMerica Capital Fund and GAM Gabelli Long/Short Fund (formerly GAM American Focus Long/Short
Fund) (the "Funds").

Each Fund seeks long-term capital appreciation by investing primarily in equity securities. GAM Global Fund invests primarily in securities of companies in the United States, Europe, the Pacific Basin and Canada. GAM International Fund invests primarily in securities of companies in Europe, the Pacific Basin and Canada. GAM Pacific Basin Fund invests primarily in securities of companies in the Pacific Basin. GAM Japan Capital Fund invests primarily in securities of companies in Japan. GAM Europe Fund invests primarily in securities of companies in Europe. GAM American Focus Fund invests primarily in securities of companies in the United States. GAMerica Capital Fund invests primarily in securities of companies in the United States. GAM Gabelli Long/Short Fund invests primarily in the stocks of selected large and mid-capitalization North American companies.

The Funds offer Class A, Class B, Class C and Class D shares. Class A and Class C shares currently are available for all Funds and Class D shares currently are available only for GAM International Fund, GAM Global Fund and GAM Pacific Basin Fund. Class A shares are sold with a front-end sales charge of up to 5.5%, Class C shares are sold with a front-end sales charge of 1.0% and Class D shares are sold with a front-end sales charge of up to 3.5%. Effective 1st January, 2003 Class B shares sales have been suspended. Prior to this date, Class B shares were sold with a contingent deferred sales charge, which declined from 5.0% to zero depending on the period of time the shares were held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1.0%. The four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears its separate distribution and certain class expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required by federal or state law. Effective 3rd December, 2001, each portfolio of the GAM Funds, Inc., with the exception of GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short Fund, imposes a 1.00% redemption fee to be retained by the Fund, on Class A and D shares redeemed (including in connection with an exchange) 90 days or less from their date of purchase.
Redemption fees are used to offset transaction costs and other expenses associated with short-term investing and are recorded by the Fund as a reduction of shares redeemed and as a credit to paid-in-capital. The following is a summary of significant accounting policies followed in the preparation of the Company's financial statements.

VALUATION OF SECURITIES

Investment securities are stated at value based on the last sale price on the principal exchange on which the securities are traded, or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price. Short-term securities maturing in 60 days or less are valued on an amortized cost basis which approximates market value. Forward foreign currency contracts are valued at the forward rate and are marked to market daily. Other securities for which market quotations are not readily available are valued at fair value as determined by or under the direction of the Board of Directors.

FOREIGN CURRENCY

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into US dollar amounts at date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into US dollar amounts on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Funds' books, and the US dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.

FOREIGN CURRENCY CONTRACTS

Each Fund may enter into forward foreign currency exchange contracts primarily in order to hedge against foreign currency exchange rate risks on the non-US dollar denominated investment securities. These contracts are valued daily and the Funds' equity therein, representing unrealized gain or loss on the contracts, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses on these contracts are included in the Statement of Operations.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

FUTURES CONTRACTS

Initial margin deposits made with respect to futures contracts traded on domestic exchanges are maintained by the Funds' custodian in segregated asset accounts. Initial margin deposits made upon entering into futures contracts traded on foreign exchanges are recognized as assets due from the broker (the Funds' agent in acquiring the futures positions). These deposits are made by the Funds as a partial guarantee of their performance under the contract. Subsequent changes in the daily valuation of open contracts are recognized as unrealized gains or losses. Variation margin payments are made or received on domestically traded futures as appreciation or depreciation in the value of these contracts. Realized gains or losses are recorded when a contract is closed.

FEDERAL INCOME TAXES

It is each Fund's policy to satisfy the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no provision for Federal income taxes is required.

SHORT SALES

GAM International, GAM Global, GAM Europe and GAM Gabelli Long/Short Funds may from time to time engage in short selling of securities. Short selling is an investment technique wherein the Fund sells a security it does not own. The value of the open short position is recorded as a liability, and the Fund records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position. To complete the transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is obligated to replace the security borrowed by purchasing it subsequently at the market price at the time of replacement. Until the security is replaced, the Fund is required to pay to the lender amounts equal to any dividends or interest which accrue during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund must maintain a deposit for the broker consisting of cash and securities having a value equal to a specified percentage of the value of the securities sold short. The Fund will incur a realized loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the position is closed out. The Fund will realize a gain if the security declines in price between those dates.

OPTION CONTRACTS

The Funds may invest, for hedging and other purposes, in call and put options on securities, currencies and futures contracts. Call and put options give the Funds the right but not the obligation to buy (calls) or sell (puts) the instrument underlying the option at a specified price. The premium paid on the option, should it be exercised, will, on a call, increase the cost of the instrument acquired and, on a put, reduce the proceeds received from the sale of the instrument underlying the option. If the options are not exercised, the premium paid will be recorded as a capital loss upon expiration. The Funds may incur additional risk to the extent that the value of the underlying instrument does not correlate with the movement of the option value.

CONTRACTS FOR DIFFERENCE

GAM  International  and GAM Europe  Funds  engage in  contracts  for  difference
(CFDs). CFDs are contracts entered into between a counterparty and the Fund under which the parties agree to make payments to each other based on the change in price of an underlying instrument. During the period the CFDs are open, the Fund marks to market the underlying instrument and recognizes any related unrealized gain or loss. Upon entering into CFDs, the Funds may be required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount ("initial margin"). Subsequently payments known as "variation margin", are made or received by the Funds periodically, depending on fluctuations in the value of the underlying security. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the CFDs and may realize a loss.

DISTRIBUTIONS TO SHAREHOLDERS

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect the per share distribution between net investment income and realized and unrealized gain/(loss). The calculation of net investment income per share in the Financial Highlights excludes these adjustments. Undistributed net investment income/(loss) and accumulated undistributed net realized gain/(loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.

USE OF ESTIMATES

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

OTHER

Securities transactions are recorded on trade date. Interest is accrued on a daily basis. Dividend income and dividend expense are recorded on the ex-dividend date, except that certain dividends on foreign securities are recorded as soon as information is available to the Fund. Interest expense primarily relates to custodian bank overdraft charges incurred during the year.

NOTE 2. INVESTMENT ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

GAM International Management Limited ("GIML"), the Investment Adviser of GAM Global Fund, GAM International Fund, GAM Pacific Basin Fund, GAM Japan Capital Fund, GAM Europe Fund, GAMerica Capital Fund and Global Asset Management (USA) Inc. ("GAM USA"), the Investment Adviser for GAM American Focus Fund, each receives a fee under agreements with the Company equivalent to 1.00% per annum of each Fund's average daily net assets. On 4th October, 2002, the Funds' Board of Directors approved the appointment of GAMCO Investors, Inc. ("GAMCO") and GIML as Co-Investment Advisors to GAM Gabelli Long/Short Fund, pursuant to separate Interim Investment Advisory Contracts between GAM Gabelli Long/Short Fund, and each Co-Investment Advisor, effective as of the opening of the New York Stock Exchange on 9th October, 2002. GAMCO is not affiliated with either GIML or GAM USA. For their services to GAM Gabelli Long/Short Fund, GAMCO and GIML (the "Co-Investment Advisors") receive a fee comprised of two components, of which GAMCO receives two-thirds and GIML receives one-third. The first component is a base fee equal to 1.50%, annualized, of the Fund's average daily net assets. The second component is a performance adjustment that either increases or decreases the base fee, depending on how GAM Gabelli Long/Short Fund has performed relative to the S&P 500 Composite Stock Price Index (the "S&P"), the Fund's benchmark. The base fee will be increased (or decreased) by a performance adjustment of 0.125% for each whole percentage point that the Fund's investment performance is 3.00% better (or worse) than the performance of the S&P during the performance period, which is a rolling twelve-month period. The maximum performance adjustment upward or downward is 0.50% annualized. Depending on the performance of the Fund, during any twelve-month period, the two Co-Investment Advisors together may receive as much as a combined 2.00% or as little as a combined 1.00% in advisory fees. Prior to 9th October, 2002, GAM USA received the fee described above for managing GAM Gabelli Long/Short Fund. During the first twelve months of the Fund's operations, the advisory fee will be charged at the base fee of 1.50%, with no performance adjustment. In the event the total advisory fee for any monthly period is less than 1.20% annualized, GAMCO will receive 60%, and GIML will receive 40%, of such fee. Effective 9th October, 2002, an expense cap has been instituted for the GAM Gabelli Long/Short Fund such that total expenses will not exceed 1.5% of the Fund's average daily net assets, excluding dividend and interest expenses for securities sold short, for the Fund's first year of operations ending 29th May, 2003.

GAM Services, Inc. acts as principal underwriter of the Fund. For the year ended 31st December, 2002 GAM Services, Inc. retained front-end sales load charges of $104,290 and contingent deferred sales charges of $67,241 from the sale of Fund shares. Front end sales charges are waived for Class A and Class D purchases of $1 million or more, but are subject to contingent deferred sales charges of 1.00% for shares sold within 12 months of purchase. Effective 5th September, 1995, the Funds adopted a Class D Distribution Plan pursuant to Rule 12b-1 under the Investment Company Act of 1940 which provides for payments by the Funds to GAM Services at the annual rate of up to 0.50% of each applicable Fund's average net assets attributable to Class D Shares.

Effective 9th October, 1996, the Funds adopted a Class A Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 0.30% of each applicable Fund's average net assets attributable to Class A shares. Effective 29th April, 1998, the Funds adopted a Class B and Class C Distribution Plan pursuant to this rule which provides for payments by the Funds to GAM Services at the annual rate of up to 1.00% of each applicable Fund's average net assets attributable to Class B and Class C shares.

GIML, GAM USA and GAM Services, Inc. are indirect wholly owned subsidiaries of UBS AG, a banking corporation organized under the laws of Switzerland.

NOTE 3. DIRECTORS FEES

The Funds do not pay any compensation to their officers or to any directors, officers or employees of GAM International Management Limited, GAM USA, GAMCO, GAM Services Inc. or their affiliates. Each disinterested director is compensated by each Fund as follows:

                                                           GAM      GAM                 GAM                  GAM
                                    GAM        GAM       PACIFIC   JAPAN      GAM    AMERICAN  GAMERICA    GABELLI
                                  GLOBAL  INTERNATIONAL   BASIN   CAPITAL   EUROPE     FOCUS    CAPITAL  LONG/SHORT
-------------------------------------------------------------------------------------------------------------------
Capital Annual Retainer           $3,125    $3,125       $3,125    $3,125   $3,125    $3,125    $3,125     $3,125
Annual Meeting Fee                   500       500          500       500      500       500       500        500

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 4. CAPITAL STOCK

At 31st December, 2002, GAM Funds, Inc. had 1,550,000,000 shares of common stock, $0.001 par value authorized. For each of the eight active funds shares were allocated as follows: 85,000,000, 60,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Global; 260,000,000, 140,000,000, 75,000,000 and 50,000,000 shares, respectively, were allocated to each of Class A, Class B, Class C and Class D of GAM International; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Pacific Basin; 55,000,000, 40,000,000, 20,000,000 and 12,500,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Japan Capital; 60,000,000, 40,000,000, 20,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM Europe; 55,000,000, 40,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAM American Focus; 30,000,000, 20,000,000, 15,000,000 and 25,000,000 shares, respectively, were allocated to Class A, Class B, Class C and Class D of GAMerica Capital; while 25,000,000, 20,000,000, and 10,000,000 shares, respectively, were allocated to Class A, Class B and Class C of GAM Gabelli Long/Short Fund.

Changes in each Fund's capital stock are summarized as follows:

                                             Class A                         Class B                        Class C
                                        Shares             US$          Shares             US$          Shares             US$
                                  ------------    ------------    ------------    ------------    ------------    ------------
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                             92,372       1,320,992          17,097         217,068          21,403         258,260
Redemption fees                             --             208              --              --              --              --
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                       (263,902)     (3,582,685)        (89,711)     (1,213,318)        (45,867)       (617,890)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net decrease                          (171,530)     (2,261,485)        (72,614)       (996,250)        (24,464)       (359,630)
                                  ============    ============    ============    ============    ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                            127,954       2,025,451          44,039         680,830           3,105          47,114
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                       (885,764)    (13,947,538)       (106,154)     (1,630,892)        (61,974)       (941,378)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net decrease                          (757,810)    (11,922,087)        (62,115)       (950,062)        (58,869)       (894,264)
                                  ============    ============    ============    ============    ============    ============
GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                          3,271,269      45,076,447          27,323         402,209          15,373         219,397
Redemption fees                             --          99,196              --              --              --              --
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                     (7,269,194)   (102,526,388)       (310,687)     (4,409,403)       (329,905)     (4,732,399)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net decrease                        (3,997,925)    (57,350,745)       (283,364)     (4,007,194)       (314,532)     (4,513,002)
                                  ============    ============    ============    ============    ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                          5,232,444      86,712,177          40,622         684,833          76,981       1,389,703
Redemption fees                             --          13,640              --              --              --              --
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                    (14,639,660)   (244,756,118)       (624,280)    (10,356,485)       (616,942)    (10,576,277)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net decrease                        (9,407,216)   (158,030,301)       (583,658)     (9,671,652)       (539,961)     (9,186,574)
                                  ============    ============    ============    ============    ============    ============
GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                            167,487       1,352,945          26,873         208,676             285           1,941
Redemption fees                             --           1,467              --              --              --              --
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                       (160,098)     (1,224,824)        (53,538)       (419,508)         (9,246)        (59,518)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net increase/(decrease)                  7,389         129,588         (26,665)       (210,832)         (8,961)        (57,577)
                                  ============    ============    ============    ============    ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                            621,082       5,481,739          22,993         189,206          16,180         108,289
Redemption fees                             --             573              --              --              --              --
Shares reinvested                           --              --              --              --              --              --
Shares redeemed                     (1,155,854)     (9,588,088)       (172,348)     (1,528,879)        (23,890)       (181,760)
                                  ------------    ------------    ------------    ------------    ------------    ------------
Net decrease                          (534,772)     (4,105,776)       (149,355)     (1,339,673)         (7,710)        (73,471)
                                  ============    ============    ============    ============    ============    ============

                                            Class D
                                        Shares             US$
                                  ------------    ------------
GAM GLOBAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                              2,545          29,835
Redemption fees                             --              --
Shares reinvested                           --              --
Shares redeemed                        (23,859)       (313,155)
                                  ------------    ------------
Net decrease                           (21,314)       (283,320)
                                  ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                              2,706          40,798
Shares reinvested                           --              --
Shares redeemed                        (45,817)       (705,793)
                                  ------------    ------------
Net decrease                           (43,111)       (664,995)
                                  ============    ============
GAM INTERNATIONAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                              4,989          70,272
Redemption fees                             --              95
Shares reinvested                           --              --
Shares redeemed                       (330,431)     (4,742,383)
                                  ------------    ------------
Net decrease                          (325,442)     (4,672,016)
                                  ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                             67,125       1,228,777
Redemption fees                             --              --
Shares reinvested                           --              --
Shares redeemed                       (909,798)    (15,667,990)
                                  ------------    ------------
Net decrease                          (842,673)    (14,439,213)
                                  ============    ============
GAM PACIFIC BASIN
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                                 --              --
Redemption fees                             --              --
Shares reinvested                           --              --
Shares redeemed                        (19,959)       (148,833)
                                  ------------    ------------
Net increase/(decrease)                (19,959)       (148,833)
                                  ============    ============
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                              6,619          50,606
Redemption fees                             --              --
Shares reinvested                           --              --
Shares redeemed                        (29,459)       (235,154)
                                  ------------    ------------
Net decrease                           (22,840)       (184,548)
                                  ============    ============

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                                           Class A                       Class B                       Class C
                                       Shares            US$         Shares            US$         Shares            US$
                                  -----------    -----------    -----------    -----------    -----------    -----------
GAM JAPAN CAPITAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           705,101      3,829,481         12,018         68,275         17,018         86,062
Redemption fees                            --          7,716             --             --             --             --
Shares reinvested                          --             --             --             --             --             --
Shares redeemed                      (981,350)    (5,365,681)       (39,609)      (216,450)       (14,470)       (73,843)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase/(decrease)              (276,249)    (1,528,484)       (27,591)      (148,175)         2,548         12,219
                                  ===========    ===========    ===========    ===========    ===========    ===========
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                         1,454,610      9,981,150         10,099         67,132          7,669         64,894
Shares reinvested                          --             --             --             --             --             --
Shares redeemed                    (2,568,399)   (17,425,040)       (56,700)      (391,715)       (30,898)      (220,360)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net decrease                       (1,113,789)    (7,443,890)       (46,601)      (324,583)       (23,229)      (155,466)
                                  ===========    ===========    ===========    ===========    ===========    ===========
GAM EUROPE
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                           808,842      7,116,911         19,977        163,427            840          6,804
Redemption fees                            --          5,914             --             --             --             --
Shares reinvested                          --             --             --             --             --             --
Shares redeemed                      (652,132)    (5,534,236)      (103,879)      (870,217)       (26,532)      (219,474)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase/(decrease)               156,710      1,588,589        (83,902)      (706,790)       (25,692)      (212,670)
                                  ===========    ===========    ===========    ===========    ===========    ===========
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                         1,534,225     16,454,595         45,237        478,510         15,080        166,858
Shares reinvested                       3,110         32,186            361          3,681            115          1,130
Shares redeemed                    (1,463,146)   (15,095,825)       (93,560)      (954,028)       (28,231)      (274,989)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase/(decrease)                74,189      1,390,956        (47,962)      (471,837)       (13,036)      (107,001)
                                  ===========    ===========    ===========    ===========    ===========    ===========
GAM AMERICAN FOCUS
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                         1,794,013     24,187,949         97,582      1,337,713         98,034      1,350,892
Shares reinvested                       4,360         53,369             --             --             --             --
Shares redeemed                      (625,522)    (7,740,607)       (96,928)    (1,184,586)       (64,780)      (777,696)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase                        1,172,851     16,500,711            654        153,127         33,254        573,196
                                  ===========    ===========    ===========    ===========    ===========    ===========
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                         2,304,272     34,778,557         90,190      1,318,053         78,517      1,191,508
Shares reinvested                       1,479         22,229            139          2,049             24            351
Shares redeemed                      (486,395)    (6,975,192)       (80,383)    (1,125,777)       (97,437)    (1,417,858)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase/(decrease)             1,819,356     27,825,594          9,946        194,325        (18,896)      (225,999)
                                  ===========    ===========    ===========    ===========    ===========    ===========
GAMERICA CAPITAL
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                         1,355,040     26,460,594         95,152      1,938,925         66,254      1,337,393
Shares reinvested                          --             --             --             --             --             --
Shares redeemed                    (1,721,933)   (33,620,775)      (179,590)    (3,452,559)      (205,229)    (3,943,344)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net decrease                         (366,893)    (7,160,181)       (84,438)    (1,513,634)      (138,975)    (2,605,951)
                                  ===========    ===========    ===========    ===========    ===========    ===========
YEAR ENDING 31ST DECEMBER, 2001
Shares sold                         2,102,651     45,629,039        259,048      5,614,557        179,731      3,891,727
Shares reinvested                         783         17,179            119          2,587            118          2,558
Shares redeemed                      (733,236)   (15,639,244)      (100,660)    (2,169,779)       (87,683)    (1,818,604)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase                        1,370,198     30,006,974        158,507      3,447,365         92,166      2,075,681
                                  ===========    ===========    ===========    ===========    ===========    ===========
GAM GABELLI LONG/SHORT *
YEAR ENDING 31ST DECEMBER, 2002
Shares sold                         2,649,015     25,942,336      1,882,460     18,468,149      3,384,821     33,307,678
Shares reinvested                          --             --             --             --             --             --
Shares redeemed                      (947,101)    (7,244,656)      (427,805)    (3,408,811)      (953,163)    (7,391,193)
                                  -----------    -----------    -----------    -----------    -----------    -----------
Net increase                        1,701,914     18,697,680      1,454,655     15,059,338      2,431,658     25,916,485
                                  ===========    ===========    ===========    ===========    ===========    ===========

* The Fund commenced operations on 29th May, 2002.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 5. INVESTMENT TRANSACTIONS

The cost of purchases and proceeds of sales of investment securities for the year ended 31st December, 2002 excluding short-term securities, were as follows:

                                            GAM         GAM                      GAM                        GAM
                GAM           GAM         PACIFIC      JAPAN         GAM       AMERICAN     GAMERICA      GABELLI
               GLOBAL    INTERNATIONAL     BASIN      CAPITAL      EUROPE       FOCUS        CAPITAL    LONG/SHORT*
-------------------------------------------------------------------------------------------------------------------
In US$
Purchases    12,836,019    95,826,034    3,414,335   7,832,249   16,055,102   152,770,203   9,756,973   227,109,993
Sales        17,009,514   163,434,163    4,707,488   9,455,364   14,171,232   137,313,462     313,811   201,084,386

* The Fund commenced operations on 29th May, 2002.

NOTE 6. INCOME TAXES

Realized gains and losses are reported on an identified cost basis. At 31st December, 2002 the aggregate gross unrealized appreciation and depreciation of securities, based on cost for federal income tax purposes, were as follows:

                                                      GAM           GAM                         GAM                         GAM
                         GAM           GAM          PACIFIC        JAPAN         GAM         AMERICAN      GAMERICA       GABELLI
                       GLOBAL     INTERNATIONAL      BASIN        CAPITAL       EUROPE         FOCUS       CAPITAL       LONG/SHORT*
-----------------------------------------------------------------------------------------------------------------------------------
In US$
Appreciation            552,460      2,580,104       317,439       165,036       430,092     1,258,482     12,934,962     2,424,140
Depreciation         (2,610,106)   (28,470,872)   (2,485,258)   (1,589,547)   (3,679,899)   (4,641,623)   (22,908,514)   (1,422,587)
                     ----------    -----------    ----------    ----------    ----------    ----------    -----------    ----------
Net                  (2,057,646)   (25,890,768)   (2,167,819)   (1,424,511)   (3,249,807)   (3,383,141)    (9,973,552)    1,001,553
                     ==========    ===========    ==========    ==========    ==========    ==========    ===========    ==========
Cost for Federal
Income Tax Purposes  15,763,330    160,743,048    10,641,294     7,648,623    23,130,782    57,904,450    107,151,805    41,723,235
                     ==========    ===========    ==========    ==========    ==========    ==========    ===========    ==========

At  31st  December,   2002,  the  Funds  had  net  unrealized  appreciation  and depreciation on securities sold short and foreign currency translation of assets and liabilities other than investments as follows:

                                                    GAM         GAM                       GAM                      GAM
                          GAM          GAM        PACIFIC      JAPAN         GAM        AMERICAN    GAMERICA     GABELLI
                        GLOBAL    INTERNATIONAL    BASIN      CAPITAL      EUROPE         FOCUS      CAPITAL   LONG/SHORT
---------------------------------------------------------------------------------------------------------------------------
In US$                   3,858        50,338        623        1,002       11,436          --          --        975,863

At 31st December, 2002 the Funds had tax basis net capital losses as follows. These losses may be carried over to offset future capital gains through the expiration dates shown:

                                                         GAM          GAM                        GAM                       GAM
                             GAM          GAM          PACIFIC       JAPAN          GAM       AMERICAN     GAMERICA      GABELLI
                           GLOBAL    INTERNATIONAL      BASIN       CAPITAL       EUROPE        FOCUS      CAPITAL     LONG/SHORT
-----------------------------------------------------------------------------------------------------------------------------------
In US$
31st December, 2010      (1,375,792)   (24,689,511)   (2,205,673)  (3,417,220)  (3,158,510)  (7,701,738)    (595,723)  (20,314,769)
31st December, 2009      (2,916,065)   (77,711,005)   (2,962,154)  (5,070,730)  (2,842,167)  (2,116,709)    (605,810)
31st December, 2008
31st December, 2007                                     (483,511)
31st December, 2006                    (25,004,717)  (14,482,801)
31st December, 2005                                     (362,835)
                        -----------   ------------   -----------   ----------   ----------   ----------   ----------   -----------
Total                    (4,291,857)  (127,405,233)  (20,496,974)  (8,487,950)  (6,000,677)  (9,818,447)  (1,201,533)  (20,314,769)
                        ===========   ============   ===========   ==========   ==========   ==========   ==========   ===========

At 31st  December,  2002 the Funds had deferred  losses  subsequent to 31st  October,  2002 and for tax purposes such losses will be reflected in the year ending 31st December, 2003.

Post October Capital
Loss Carryforward          (174,064)    (4,309,575)     (232,905)     (50,766)    (604,142)  (1,373,167)          --      (319,617)
Post October Currency
Carryforward                 (3,157)       (64,198)           --           --           --           --           --            --
                        -----------   ------------   -----------   ----------   ----------   ----------   ----------   -----------
Total Post October
Loss Carryforward          (177,221)    (4,373,773)     (232,905)     (50,766)    (604,142)  (1,373,167)          --      (319,617)
                        ===========   ============   ===========   ==========   ==========   ==========   ==========   ===========

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

Distributions to Shareholders

During the year ended 31st December, 2002, $58,517 of distributions from ordinary income were paid from GAM American Focus Fund. During the year ended 31st December, 2001, $49,035, $29,780 and $26,836 of distributions from long-term capital gains were paid from GAM Europe Fund, GAM American Focus Fund and GAMerica Capital Fund, respectively. At 31st December, 2002, the other components of net assets (excluding paid in capital) on a tax basis were as follows: Undistributed ordinary income for GAM American Focus Fund was $44,826.

The differences in GAM Global, GAM International, GAM Pacific Basin, GAM Japan Capital, GAM Europe, GAM American Focus and GAM Gabelli Long/Short Funds between book and tax basis unrealized appreciation/(depreciation) was primarily attributable to wash sales and the tax treatment of contracts for difference.

The difference in GAMerica Capital Fund between book and tax basis distributable earnings was primarily due to income on a defaulted security.

Foreign taxes withheld from dividends for the year ended 31st December 2002, were as follows:

                                           GAM         GAM                        GAM                     GAM
                 GAM          GAM        PACIFIC      JAPAN         GAM        AMERICAN    GAMERICA     GABELLI
               GLOBAL    INTERNATIONAL    BASIN      CAPITAL      EUROPE         FOCUS      CAPITAL   LONG/SHORT
------------------------------------------------------------------------------------------------------------------
In US$
Dividends      17,568          553,493    15,164      11,884      85,911          2,180          --           --

NOTE 7. FORWARDS AND FUTURES

Forwards: When entering a forward currency contract, the Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed upon price on an agreed upon future date.

At 31st December, 2002, the Funds had no outstanding forward currency contracts.

Futures: A futures contract obligates one party to sell and the other party to purchase a specific instrument for an agreed price on an agreed future date. At 31st December, 2002, the Funds had outstanding futures contracts as set out below:

--------------------------------------------------------------------------------------------
                                                                                    Net
                     Number of              Expiration   Notional   Market      Unrealized
                     Contracts   Position      Month      Amount    Value     (Depreciation)
--------------------------------------------------------------------------------------------
GAM EUROPE FUND                                               US$       US$             US$
Euro-Stoxx 50           7         Long      March 2003    179,762   175,798         (3,964)

At 31st December, 2002, the Fund had sufficient cash and/or securities to cover the initial margin requirements on open futures contracts.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 8. PORTFOLIO RISKS

FOREIGN INVESTMENTS

Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

FINANCIAL INSTRUMENTS

During the period, several of the Funds have been party to financial instruments with off-balance sheet risks, including forward foreign currency contracts, contracts for difference and futures contracts. These instruments involve market and/or credit risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible inability of counterparties to meet the terms of their contracts and from unexpected movement in currencies, securities values and interest rates. The contract amounts indicate the extent of the Funds' involvement in such contracts. Forward foreign currency contracts and futures contracts are primarily used in an attempt to minimize the risk to the Fund in respect of its portfolio transactions.

SHORT SALES

Short sales by the Funds involve risk. If a Fund incorrectly predicts that the price of the borrowed security will decline, the Fund will have to replace the securities sold short with securities with a greater value than the amount received from the sale. As a result, losses from short sales may be unlimited, whereas losses from long positions can equal only the total amount invested.

CONCENTRATION OF CREDIT RISK

At 31st December 2002 GAMerica Capital Fund had a time deposit with Bank One (Grand Cayman) representing 42.7% of the Fund's net assets.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

NOTE 9. FINANCIAL HIGHLIGHTS

GAM GLOBAL FUND

                                                                                        CLASS A
                                                                  -----------------------------------------------------
                                                                    2002       2001       2000        1999        1998
                                                                  -------    -------    -------     -------     -------
NET ASSET VALUE,
 beginning of period                                              $ 15.19    $ 17.53    $ 21.75     $ 19.04     $ 18.71
                                                                  -------    -------    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                    (0.26)     (0.23)     (0.26)      (0.13)      (0.05)
Net realized and unrealized gain/(loss) on investments              (2.82)     (2.11)     (3.31)       2.84        0.55
                                                                  -------    -------    -------     -------     -------
Total from investment operations                                    (3.08)     (2.34)     (3.57)       2.71        0.50
                                                                  -------    -------    -------     -------     -------
LESS DISTRIBUTIONS
Dividends from net investment income                                   --         --         --          --          --
Dividends in excess of net investment income                           --         --      (0.48)         --          --
Distributions from net realized gains                                  --         --      (0.17)         --       (0.17)
                                                                  -------    -------    -------     -------     -------
Total distributions                                                    --         --      (0.65)         --       (0.17)
                                                                  -------    -------    -------     -------     -------
Net asset value, end of period                                    $ 12.11    $ 15.19    $ 17.53     $ 21.75     $ 19.04
                                                                  =======    =======    =======     =======     =======
TOTAL RETURN
Total return for the period without deduction of sales load (*)    (20.28)%   (13.35)%   (16.34)%     14.23%       2.57%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $  10.3    $    15    $    31     $    67     $   140
Ratio of expenses to average net assets                              3.22%      2.72%      2.13%       1.89%       1.71%
Ratio of net investment income (loss) to average net assets         (1.91)%    (1.52)%    (1.34)%     (0.69)%     (0.25)%
Portfolio turnover rate                                                78%        58%       199%        107%        123%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                      CLASS B                                                      CLASS C
-----------------------------------------------------        -----------------------------------------------------
  2002       2001       2000        1999      1998 (B)         2002       2001       2000        1999      1998 (D)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------

$ 15.05    $ 17.50    $ 21.66     $ 19.11     $ 20.99        $ 15.06    $ 17.53    $ 21.63     $ 19.10     $ 21.06
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------

  (0.38)     (0.36)     (0.40)      (0.30)      (0.13)         (0.42)     (0.39)     (0.41)      (0.30)      (0.14)
  (2.78)     (2.09)     (3.29)       2.85       (1.75)         (2.79)     (2.08)     (3.27)       2.83       (1.82)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
  (3.16)     (2.45)     (3.69)       2.55       (1.88)         (3.21)     (2.47)     (3.68)       2.53       (1.96)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------

     --         --         --          --          --             --         --         --          --          --
     --         --      (0.30)         --          --             --         --      (0.25)         --          --
     --         --      (0.17)         --          --             --         --      (0.17)         --          --
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
     --         --      (0.47)         --          --             --         --      (0.42)         --          --
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
$ 11.89    $ 15.05    $ 17.50     $ 21.66     $ 19.11        $ 11.85    $ 15.06    $ 17.53     $ 21.63     $ 19.10
=======    =======    =======     =======     =======        =======    =======    =======     =======     =======

 (21.00)%   (14.00)%   (16.96)%     13.34%      (8.96)%       (21.31)%   (14.09)%   (16.97)%     13.25%      (9.31)%

$   2.2    $     4    $     6     $     9     $    10        $   1.3    $     2    $     3     $     8     $     9
   4.16%      3.58%      2.92%       2.76%       2.70%(c)       4.47%      3.74%      2.95%       2.77%       2.83%(c)
  (2.86)%    (2.37)%    (2.11)%     (1.61)%   (1.14)%(c)       (3.16)%    (2.53)%    (2.16)%     (1.62)%   (1.27)%(c)
     78%        58%       199%        107%        123%            78%        58%       199%        107%        123%

                      CLASS D
-----------------------------------------------------
  2002      2001        2000        1999        1998
-------    -------    -------     -------     -------

$ 14.95    $ 17.36    $ 21.41     $ 18.79     $ 18.50
-------    -------    -------     -------     -------

  (0.45)     (0.33)     (0.33)      (0.18)      (0.08)
  (2.76)     (2.08)     (3.23)       2.80        0.54
-------    -------    -------     -------     -------
  (3.21)     (2.41)     (3.56)       2.62        0.46
-------    -------    -------     -------     -------

     --         --         --          --          --
     --         --      (0.32)         --          --
     --         --      (0.17)         --       (0.17)
-------    -------    -------     -------     -------
     --         --      (0.49)         --       (0.17)
-------    -------    -------     -------     -------
$ 11.74    $ 14.95    $ 17.36     $ 21.41     $ 18.79
=======    =======    =======     =======     =======

 (21.47)%   (13.88)%   (16.57)%     13.94%       2.38%

$   0.5    $     1    $     2     $     6     $    10
   4.70%      3.35%      2.51%       2.16%       1.87%
  (3.39)%    (2.14)%    (1.76)%     (0.98)%     (0.41)%
     78%        58%       199%        107%        123%


(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(d) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM INTERNATIONAL FUND

                                                                                           CLASS A
                                                                  ----------------------------------------------------------
                                                                     2002        2001        2000        1999         1998
                                                                  ---------   ---------   ---------   ---------    ---------
NET ASSET VALUE,
 beginning of period                                              $   15.11   $   20.02   $   32.16   $   30.06    $   28.46
                                                                  ---------   ---------   ---------   ---------    ---------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                       0.02       (0.03)      (0.23)       0.17         0.08
Net realized and unrealized gain/(loss) on investments                (2.35)      (4.88)      (7.07)       1.93         2.03
                                                                  ---------   ---------   ---------   ---------    ---------
Total from investment operations                                      (2.33)      (4.91)      (7.30)       2.10         2.11
                                                                  ---------   ---------   ---------   ---------    ---------
LESS DISTRIBUTIONS
Dividends from net investment income                                     --          --       (2.82)         --        (0.05)
Dividends in excess of net investment income                             --          --       (2.02)         --           --
Distributions from net realized gains                                    --          --          --          --        (0.46)
                                                                  ---------   ---------   ---------   ---------    ---------
Total distributions                                                      --          --       (4.84)         --        (0.51)
                                                                  ---------   ---------   ---------   ---------    ---------
Redemption fees (a)                                                    0.01          --          --          --           --
                                                                  ---------   ---------   ---------   ---------    ---------
Net asset value, end of period                                    $   12.79   $   15.11   $   20.02   $   32.16    $   30.06
                                                                  =========   =========   =========   =========    =========
TOTAL RETURN
Total return for the period without deduction of sales load (*)      (15.35)%    (24.53)%    (22.74)%      6.99%        7.22%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $     109   $     190   $     440   $   1,271    $   2,868
Ratio of expenses to average net assets                                2.25%       2.01%       1.90%       1.76%        1.66%
Ratio of net investment income/(loss) to average net assets            0.17%      (0.16)%     (0.86)%      0.62%        0.27%
Portfolio turnover rate                                                  55%        105%        180%        117%          73%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                        CLASS B                                                      CLASS C
--------------------------------------------------------     --------------------------------------------------------
   2002       2001        2000        1999      1998 (B)        2002       2001        2000        1999      1998 (D)
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------

$   15.21  $   20.28   $   32.31   $   30.41   $   33.39     $   15.35  $   20.47   $   32.29   $   30.37   $   32.61
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------

    (0.07)     (0.14)      (0.38)      (0.07)      (0.20)        (0.08)     (0.14)      (0.40)      (0.05)      (0.20)
    (2.37)     (4.93)      (7.09)       1.97       (2.78)        (2.39)     (4.98)      (7.08)       1.97       (2.04)
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------
    (2.44)     (5.07)      (7.47)       1.90       (2.98)        (2.47)     (5.12)      (7.48)       1.92       (2.24)
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------

       --         --       (2.71)         --          --            --         --       (2.58)         --          --
       --         --       (1.85)         --          --            --         --       (1.76)         --          --
       --         --          --          --          --            --         --          --          --          --
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------
       --         --       (4.56)         --          --            --         --       (4.34)         --          --
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------
       --         --          --          --          --            --         --          --          --          --
---------  ---------   ---------   ---------   ---------     ---------  ---------   ---------   ---------   ---------
$   12.77  $   15.21   $   20.28   $   32.31   $   30.41     $   12.88  $   15.35   $   20.47   $   32.29   $   30.37
=========  =========   =========   =========   =========     =========  =========   =========   =========   =========

   (16.04)%   (25.00)%    (23.22)%      6.25%      (8.92)%      (16.09)%   (25.01)%    (23.25)%      6.32%      (6.87)%

$      11  $      18   $      35   $      72   $      65     $       7  $      12   $      28   $      80   $      78
     2.94%      2.67%       2.51%       2.48%       2.54%(c)      2.99%      2.71%       2.54%       2.48%       2.52%(c)
    (0.53)%    (0.83)%     (1.44)%     (0.24)%    (1.10)%(c)     (0.57)%    (0.85)%     (1.48)%     (0.19)%    (1.14)%(c)
       55%       105%        180%        117%         73%           55%       105%        180%        117%         73%

                        CLASS D
-------------------------------------------------------
   2002       2001        2000        1999       1998
---------  ---------   ---------   ---------  ---------

$   15.00  $   19.90   $   31.96   $   29.92  $   28.34
---------  ---------   ---------   ---------  ---------

    (0.03)     (0.06)      (0.25)       0.09       0.04
    (2.34)     (4.84)      (7.02)       1.95       2.03
---------  ---------   ---------   ---------  ---------
    (2.37)     (4.90)      (7.27)       2.04       2.07
---------  ---------   ---------   ---------  ---------

       --         --       (2.81)         --      (0.03)
       --         --       (1.98)         --         --
       --         --          --          --      (0.46)
---------  ---------   ---------   ---------  ---------
       --         --       (4.79)         --      (0.49)
---------  ---------   ---------   ---------  ---------
       --         --          --          --         --
---------  ---------   ---------   ---------  ---------
$   12.63  $   15.00   $   19.90   $   31.96  $   29.92
=========  =========   =========   =========  =========

   (15.80)%   (24.62)%    (22.82)%      6.82%      7.13%

$       7  $      13   $      34   $     101  $     159
     2.63%      2.19%       2.01%       1.94%      1.80%
    (0.23)%    (0.38)%     (0.96)%      0.34%      0.14%
       55%       105%        180%        117%        73%

(a) Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(d) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM PACIFIC BASIN FUND

                                                                                        CLASS A
                                                                  --------------------------------------------------
                                                                   2002       2001       2000       1999       1998
                                                                  ------     ------     ------     ------     ------
NET ASSET VALUE,
 beginning of period                                              $ 7.90     $ 9.57     $14.17     $ 8.23     $ 9.69
                                                                  ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                   (0.12)     (0.11)     (0.06)     (0.04)     (0.01)
Net realized and unrealized gain/(loss) on investments             (0.86)     (1.56)     (3.19)      6.19      (0.51)
                                                                  ------     ------     ------     ------     ------
Total from investment operations                                   (0.98)     (1.67)     (3.25)      6.15      (0.52)
                                                                  ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from net investment income                                  --         --      (1.35)     (0.01)     (0.22)
Dividends in excess of net investment income                          --         --         --      (0.20)        --
Distributions from net realized gains                                 --         --         --         --      (0.72)
                                                                  ------     ------     ------     ------     ------
Total distributions                                                   --         --      (1.35)     (0.21)     (0.94)
                                                                  ------     ------     ------     ------     ------
Net asset value, end of period                                    $ 6.92     $ 7.90     $ 9.57     $14.17     $ 8.23
                                                                  ======     ======     ======     ======     ======
TOTAL RETURN
Total return for the period without deduction of sales load (*)   (12.41)%   (17.45)%   (23.21)%    74.91%     (3.99)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $  7.2     $    8     $   15     $   47     $   17
Ratio of expenses to average net assets                             3.70%      3.37%      2.20%      2.26%      2.42%
Ratio of net investment income/(loss) to average net assets        (1.58)%    (1.26)%    (0.54)%    (0.42)%    (0.11)%
Portfolio turnover rate                                               38%        51%        51%        63%        55%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                      CLASS B                                                   CLASS C
--------------------------------------------------        --------------------------------------------------
 2002       2001       2000       1999      1998(B)        2002       2001       2000       1999      1998(D)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

$ 8.21     $10.04     $14.89     $ 8.96     $ 9.15        $ 6.97     $ 8.70     $13.21     $ 8.12     $ 8.54
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

 (0.26)     (0.21)     (0.17)     (0.19)     (0.35)        (0.38)     (0.33)     (0.21)     (0.39)     (0.70)
 (0.88)     (1.62)     (3.33)      6.26       0.32         (0.72)     (1.40)     (2.95)      5.51       0.37
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
 (1.14)     (1.83)     (3.50)      6.07      (0.03)        (1.10)     (1.73)     (3.16)      5.12      (0.33)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

    --         --      (1.35)        --      (0.04)           --         --      (1.35)        --         --
    --         --         --      (0.14)        --            --         --         --      (0.03)        --
    --         --         --         --      (0.12)           --         --         --         --      (0.09)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
    --         --      (1.35)     (0.14)     (0.16)           --         --      (1.35)     (0.03)     (0.09)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
$ 7.07     $ 8.21     $10.04     $14.89     $ 8.96        $ 5.87     $ 6.97     $ 8.70     $13.21     $ 8.12
======     ======     ======     ======     ======        ======     ======     ======     ======     ======

(13.89)%   (18.23)%   (23.80)%    67.89%     (0.35)%      (15.78)%   (19.89)%   (24.28)%    63.15%     (3.87)%

$ 0.70     $    1     $    3     $    6     $ 0.30        $ 0.20     $ 0.31     $ 0.46     $    2     $ 0.20
  5.33%      4.40%      3.07%      3.48%      9.39%(c)      7.69%      6.43%      3.65%      5.57%     20.34%(c)
 (3.22)%    (2.33)%    (1.39)%    (1.59)%     7.52%(c)     (5.58)%    (4.32)%    (2.00)%    (3.82)%   (19.15)%(c)
    38%        51%        51%        63%        55%           38%        51%        51%        63%        55%

                      CLASS D
--------------------------------------------------
 2002       2001       2000       1999       1998
------     ------     ------     ------     ------

$ 7.60     $ 9.33     $13.95     $ 8.11     $ 9.62
------     ------     ------     ------     ------

 (0.28)     (0.22)     (0.14)     (0.16)     (0.01)
 (0.82)     (1.51)     (3.13)      6.13      (0.53)
------     ------     ------     ------     ------
 (1.10)     (1.73)     (3.27)      5.97      (0.54)
------     ------     ------     ------     ------

    --         --      (1.35)        --      (0.25)
    --         --         --      (0.13)        --
    --         --         --         --      (0.72)
------     ------     ------     ------     ------
    --         --      (1.35)     (0.13)     (0.97)
------     ------     ------     ------     ------
$ 6.50     $ 7.60     $ 9.33     $13.95     $ 8.11
======     ======     ======     ======     ======

(14.47)%   (18.54)%   (23.75)%    73.71%     (4.64)%

$ 0.30     $ 0.52     $    1     $    2     $    1
  5.94%      4.73%      2.95%      2.89%      2.53%
 (3.84)%    (2.62)%    (1.28)%    (1.55)%    (0.17)%
    38%        51%        51%        63%        55%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(d) For the period 1st June, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM JAPAN CAPITAL FUND

                                                                                         CLASS A
                                                                  ----------------------------------------------------
                                                                    2002        2001       2000       1999       1998
                                                                  -------     -------    -------    -------    -------
NET ASSET VALUE,
 beginning of period                                              $  5.71     $  7.44    $ 13.85    $  7.65    $  8.44
                                                                  -------     -------    -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                    (0.18)      (0.17)     (0.17)     (0.14)     (0.06)
Net realized and unrealized gain/(loss) on investments              (0.87)      (1.56)     (4.05)      6.77      (0.16)
                                                                  -------     -------    -------    -------    -------
Total from investment operations                                    (1.05)      (1.73)     (4.22)      6.63      (0.22)
                                                                  -------     -------    -------    -------    -------
LESS DISTRIBUTIONS
Dividends from net investment income                                   --          --      (1.29)        --         --
Distributions in excess of net investment income                       --          --         --      (0.43)        --
Distributions from net realized gains                                  --          --      (0.90)        --      (0.57)
                                                                  -------     -------    -------    -------    -------
Total distributions                                                    --          --      (2.19)     (0.43)     (0.57)
                                                                  -------     -------    -------    -------    -------
Redemption fees (a)                                                  0.01          --         --         --         --
                                                                  -------     -------    -------    -------    -------
Net asset value, end of period                                    $  4.67     $  5.71    $  7.44    $ 13.85    $  7.65
                                                                  =======     =======    =======    =======    =======
TOTAL RETURN
Total return for the period without deduction of sales load (*)    (18.21)%    (23.25)%   (32.30)%    87.05%     (2.75)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $     5     $     8    $    19    $    67    $    22
Ratio of expenses to average net assets                              4.19%       3.35%      2.07%      2.06%      2.16%
Ratio of net investment loss to average net assets                  (3.33)%     (2.55)%    (1.45)%    (1.38)%    (0.78)%
Portfolio turnover rate                                               103%         82%        48%        77%        59%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                        CLASS B                                                   CLASS C
----------------------------------------------------       ----------------------------------------------------
  2002        2001       2000       1999     1998 (B)        2002        2001       2000       1999     1998 (D)
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------

$  5.92     $  7.76    $ 14.45    $  8.11    $  8.49       $  5.95     $  7.88    $ 14.65    $  8.12    $  8.56
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------

  (0.29)      (0.28)     (0.29)     (0.34)     (0.19)        (0.40)      (0.36)     (0.32)     (0.34)     (0.15)
  (0.89)      (1.56)     (4.21)      6.98      (0.19)        (0.88)      (1.57)     (4.26)      7.09      (0.29)
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------
  (1.18)      (1.84)     (4.50)      6.64      (0.38)        (1.28)      (1.93)     (4.58)      6.75      (0.44)
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------

     --          --      (1.29)        --         --            --          --      (1.29)        --         --
     --          --         --      (0.30)        --            --          --         --      (0.22)        --
     --          --       (.90)        --         --            --          --      (0.90)        --         --
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------
     --          --      (2.19)     (0.30)        --            --          --      (2.19)     (0.22)        --
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------
     --          --         --         --         --            --          --         --         --         --
-------     -------    -------    -------    -------       -------     -------    -------    -------    -------
$  4.74     $  5.92    $  7.76    $ 14.45    $  8.11       $  4.67     $  5.95    $  7.88    $ 14.65    $  8.12
=======     =======    =======    =======    =======       =======     =======    =======    =======    =======

 (19.93)%    (23.71)%   (32.94)%    82.18%     (4.48)%      (21.51)%    (24.49)%   (33.05)%    83.30%     (5.14)%

$     1     $     1    $     1    $     3    $     1       $  0.20     $  0.32    $     1    $     2    $     1
   6.10%       4.74%      3.06%      3.80%      5.31%(c)      8.10%       5.67%      3.21%      3.94%      3.99%(c)
  (5.25)%     (4.00)%    (2.46)%    (3.16)%     4.22%(c)     (7.26)%     (4.95)%    (2.60)%    (3.21)%  (3.00)%(c)
    103%         82%        48%        77%        59%          103%         82%        48%        77%        59%

(a) Net investment income and redemption fees per share have been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(d) For the period 19th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM EUROPE FUND

                                                                                        CLASS A
                                                                  -----------------------------------------------------
                                                                    2002       2001       2000        1999        1998
                                                                  -------    -------    -------     -------     -------
NET ASSET VALUE,
 beginning of period                                              $  9.57    $ 12.18    $ 13.08     $ 12.63     $ 12.57
                                                                  -------    -------    -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                    (0.02)     (0.07)     (0.12)      (0.09)       0.03
Net realized and unrealized gain/(loss) on investments              (1.45)     (2.52)      0.67        1.96        1.28
                                                                  -------    -------    -------     -------     -------
Total from investment operations                                    (1.47)     (2.59)      0.55        1.87        1.31
                                                                  -------    -------    -------     -------     -------
LESS DISTRIBUTIONS
Dividends from net investment income                                   --         --         --          --       (0.02)
Distributions from net realized gains                                  --      (0.02)     (1.45)      (1.42)      (1.23)
                                                                  -------    -------    -------     -------     -------
Total distributions                                                    --      (0.02)     (1.45)      (1.42)      (1.25)
                                                                  -------    -------    -------     -------     -------
Net asset value, end of period                                    $  8.10    $  9.57    $ 12.18     $ 13.08     $ 12.63
                                                                  =======    =======    =======     =======     =======
TOTAL RETURN
Total return for the period without deduction of sales load (*)    (15.36)%   (21.29)%     4.61%      16.21%      10.70%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $    18    $    20    $    24     $    20     $    49
Ratio of expenses to average net assets                              2.58%      2.72%      2.49%       2.48%       2.06%
Ratio of net investment income/(loss) to average net assets         (0.21)%    (0.66)%    (0.86)%     (0.79)%      0.24%
Portfolio turnover rate                                                65%        92%       194%        109%        168%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                      CLASS B                                                      CLASS C
-----------------------------------------------------        -----------------------------------------------------
  2002       2001       2000        1999      1998 (B)         2002       2001       2000        1999      1998 (D)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------

$  9.40    $ 12.06    $ 13.08     $ 12.82     $ 15.38        $  9.00    $ 11.66    $ 12.77     $ 12.70     $ 15.16
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------

  (0.11)     (0.17)     (0.25)      (0.29)      (0.20)         (0.26)     (0.24)     (0.33)      (0.43)      (0.28)
  (1.43)     (2.47)      0.68        1.97       (1.37)         (1.36)     (2.40)      0.67        1.92       (1.19)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
  (1.54)     (2.64)      0.43        1.68       (1.57)         (1.62)     (2.64)      0.34        1.49       (1.47)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------


     --      (0.02)     (1.45)      (1.42)       (.99)            --      (0.02)     (1.45)      (1.42)      (0.99)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
     --      (0.02)     (1.45)      (1.42)       (.99)            --      (0.02)     (1.45)      (1.42)      (0.99)
-------    -------    -------     -------     -------        -------    -------    -------     -------     -------
$  7.86    $  9.40    $ 12.06     $ 13.08     $ 12.82        $  7.38    $  9.00    $ 11.66     $ 12.77     $ 12.70
=======    =======    =======     =======     =======        =======    =======    =======     =======     =======

 (16.38)%   (21.91)%     3.68%      14.48%      (9.82)%       (18.00)%   (22.67)%     3.07%      13.11%      (9.32)%

$   1.5    $     3    $     4     $     2     $     2        $   0.2    $   0.5    $     1     $     1     $     1
   3.68%      3.62%      3.39%       4.17%       3.93%(c)       5.54%      4.44%      4.04%       5.35%       4.93%(c)
  (1.27)%    (1.64)%    (1.80)%     (2.41)%   (2.58)%(c)       (3.05)%    (2.39)%    (2.48)%     (3.62)%   (3.46)%(c)
     65%        92%       194%        109%        168%            65%        92%       194%        109%        168%


(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(d) For the period 20th May, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM AMERICAN FOCUS FUND

                                                                                          CLASS A
                                                                  -----------------------------------------------------
                                                                    2002      2001 (A)      2000       1999       1998
                                                                  -------     -------     -------    -------    -------
NET ASSET VALUE,
 beginning of period                                              $ 15.01     $ 15.97     $ 18.30    $ 16.74    $ 17.32
                                                                  -------     -------     -------    -------    -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                                     0.04       (0.07)      (0.10)     (0.07)     (0.07)
Net realized and unrealized gain/ (loss) on investments             (3.36)      (0.88)      (0.16)      1.63       4.76
                                                                  -------     -------     -------    -------    -------
Total from investment operations                                    (3.32)      (0.95)      (0.26)      1.56       4.69
                                                                  -------     -------     -------    -------    -------
LESS DISTRIBUTIONS
Dividends from net investment income                                (0.01)         --          --         --         --
Distributions from net realized gains                                  --       (0.01)      (2.07)        --      (5.27)
                                                                  -------     -------     -------    -------    -------
Total distributions                                                 (0.01)      (0.01)      (2.07)        --      (5.27)
                                                                  -------     -------     -------    -------    -------
Net asset value, end of period                                    $ 11.68     $ 15.01     $ 15.97    $ 18.30    $ 16.74
                                                                  =======     =======     =======    =======    =======
TOTAL RETURN
Total return for the period without deduction of sales load (*)    (22.10)%     (5.94)%     (1.46)%     9.32%     29.44%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $    50     $    47     $    21    $    29    $    17
Ratio of expenses to average net assets                              1.75%       2.11%       2.00%      1.90%      2.10%
Ratio of net investment income/(loss) to average net assets          0.28%      (0.52)%     (0.58)%    (0.42)%    (0.34)%
Portfolio turnover rate                                               239%        256%         12%        13%        70%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                        CLASS B                                                     CLASS C
-----------------------------------------------------       -----------------------------------------------------
  2002      2001 (A)      2000       1999     1998 (C)        2002      2001 (A)      2000       1999     1998 (E)
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------

$ 14.65     $ 15.71     $ 18.19    $ 16.87    $ 20.08       $ 14.34     $ 15.41     $ 17.91    $ 16.58    $ 21.58
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------

  (0.10)      (0.21)      (0.25)     (0.29)     (0.57)        (0.11)      (0.23)      (0.25)     (0.25)     (0.44)
  (3.26)      (0.84)      (0.16)      1.61       2.17         (3.20)      (0.83)      (0.18)      1.58       0.25
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------
  (3.36)      (1.05)      (0.41)      1.32       1.60         (3.31)      (1.06)      (0.43)      1.33      (0.19)
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------

     --          --          --         --         --            --          --          --         --         --
     --       (0.01)      (2.07)        --      (4.81)           --       (0.01)      (2.07)        --      (4.81)
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------
     --       (0.01)      (2.07)        --      (4.81)           --       (0.01)      (2.07)        --      (4.81)
-------     -------     -------    -------    -------       -------     -------     -------    -------    -------
$ 11.29     $ 14.65     $ 15.71    $ 18.19    $ 16.87       $ 11.03     $ 14.34     $ 15.41    $ 17.91    $ 16.58
=======     =======     =======    =======    =======       =======     =======     =======    =======    =======

 (22.94)%     (6.67)%     (2.31)%     7.82%      9.68%       (23.08)%     (6.86)%     (2.47)%     8.02%      0.69%

$     3     $     4     $     4    $     4    $     1       $     2     $     2     $     3    $     6    $     1
   2.76%       3.02%       2.86%      3.11%      7.56%(d)      2.94%       3.17%       2.89%      2.90%      8.16%(d)
  (0.74)%     (1.44)%     (1.44)%    (1.66)%  (5.81)%(d)      (0.91)%     (1.59)%     (1.46)%    (1.45)%  (6.50)%(d)
    239%        256%         12%        13%        70%          239%        256%         12%        13%        70%

(a) Effective 26th March, 2001 the Fund terminated its co-advisory agreement with Fayez Sarofim & Co., leaving Global Asset Management (USA) Inc. as the Fund's sole investment advisor.

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(d)  Annualized.

(e) For the period from 7th July, 1998 (commencement of operations) to 31st December, 1998.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAMERICA CAPITAL FUND

                                                                                        CLASS A
                                                                  --------------------------------------------------
                                                                   2002       2001       2000       1999       1998
                                                                  ------     ------     ------     ------     ------
NET ASSET VALUE,
 beginning of period                                              $21.94     $22.49     $21.45     $17.08     $13.43
                                                                  ------     ------     ------     ------     ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (a)                                   (0.18)      0.03       0.06       0.13      (0.01)
Net realized and unrealized gain/(loss) on investments             (3.91)     (0.57)      1.35       4.78       4.08
                                                                  ------     ------     ------     ------     ------
Total from investment operations                                   (4.09)     (0.54)      1.41       4.91       4.07
                                                                  ------     ------     ------     ------     ------
LESS DISTRIBUTIONS
Dividends from net investment income                                  --         --         --      (0.07)        --
Distributions from net realized gains                                 --      (0.01)     (0.37)     (0.47)     (0.42)
                                                                  ------     ------     ------     ------     ------
Total distributions                                                   --      (0.01)     (0.37)     (0.54)     (0.42)
                                                                  ------     ------     ------     ------     ------
Net asset value, end of period                                    $17.85     $21.94     $22.49     $21.45     $17.08
                                                                  ======     ======     ======     ======     ======
TOTAL RETURN
Total return for the period without deduction of sales load (*)   (18.64)%    (2.42)%     6.54%     28.97%     30.59%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                                       $   73     $   98     $   70     $   51     $   11
Ratio of expenses to average net assets                             1.88%      1.84%      1.79%      1.84%      2.46%
Ratio of net investment income/(loss) to average net assets        (0.91)%     0.12%      0.25%      0.66%     (0.03)%
Portfolio turnover rate                                                1%        14%        20%        20%        29%

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

                      CLASS B                                                   CLASS C
--------------------------------------------------        --------------------------------------------------
 2002       2001       2000       1999      1998(B)        2002       2001       2000       1999      1998(B)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

$21.75     $22.46     $21.54     $17.26     $16.57        $21.59     $22.30     $21.42     $17.13     $16.57
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

 (0.32)     (0.13)     (0.10)     (0.07)     (0.26)        (0.32)     (0.12)     (0.10)     (0.04)     (0.37)
 (3.85)     (0.57)      1.39       4.82       1.10         (3.82)     (0.58)      1.35       4.80       1.08
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
 (4.17)     (0.70)      1.29       4.75       0.84         (4.14)     (0.70)      1.25       4.76       0.71
------     ------     ------     ------     ------        ------     ------     ------     ------     ------

    --         --         --         --         --            --         --         --         --         --
    --      (0.01)     (0.37)     (0.47)     (0.15)           --      (0.01)     (0.37)     (0.47)     (0.15)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
    --      (0.01)     (0.37)     (0.47)     (0.15)           --      (0.01)     (0.37)     (0.47)     (0.15)
------     ------     ------     ------     ------        ------     ------     ------     ------     ------
$17.58     $21.75     $22.46     $21.54     $17.26        $17.45     $21.59     $22.30     $21.42     $17.13
======     ======     ======     ======     ======        ======     ======     ======     ======     ======

(19.17)%    (3.14)%     5.97%     27.68%      5.13%       (19.18)%    (3.17)%     5.81%     27.95%      4.34%

$   12     $   17     $   14     $    9     $    1        $    9     $   14     $   12     $   10     $    1
  2.59%      2.54%      2.49%      2.88%      5.19%(c)      2.60%      2.54%      2.48%      2.74%      7.15%(c)
 (1.61)%    (0.59)%    (0.44)%    (0.34)%   (2.74)%(c)     (1.62)%    (0.57)%    (0.45)%    (0.23)%   (4.77)%(c)
     1%        14%        20%        20%        29%            1%        14%        20%        20%        29%

(a) Net investment income per share has been determined based on the weighted average shares outstanding method.

(b) For the period from 26th May, 1998 (commencement of operations) to 31st December, 1998.

(c)  Annualized.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

================================================================================

GAM GABELLI LONG/SHORT FUND

                                                         CLASS A     CLASS B     CLASS C
                                                         -------------------------------
                                                         2002 (A)    2002 (A)    2002 (A)
                                                         -------     -------     -------
NET ASSET VALUE,
 beginning of period                                     $ 10.00     $ 10.00     $ 10.00
                                                         -------     -------     -------
INCOME FROM INVESTMENT OPERATIONS
Net investment income/(loss) (b)                              --       (0.03)      (0.03)
Net realized and unrealized gain/(loss) on
investments                                                (2.67)      (2.65)      (2.66)
                                                         -------     -------     -------
Total from investment operations                           (2.67)      (2.68)      (2.69)
                                                         -------     -------     -------
LESS DISTRIBUTIONS
Dividend from net investment income                           --          --          --
Distributions from net realized gains                         --          --          --
                                                         -------     -------     -------
Total distributions                                           --          --          --
                                                         -------     -------     -------
Net asset value, end of period                           $  7.33     $  7.32     $  7.31
                                                         =======     =======     =======
TOTAL RETURN
Total return for the period
without deduction of sales load (*)                       (26.70)%    (26.80)%    (26.90)%
RATIOS/SUPPLEMENTAL DATA
Total net assets (millions)                              $    12     $    11     $    18
Ratio of expenses to average net assets (c)(d)              2.28%       2.82%       2.80%
Ratio of net investment loss to average net assets (c)     (0.08)%     (0.63)%     (0.61)%
Portfolio turnover rate                                      623%        623%        623%

(a) For the period from 29th May, 2002 (commencement of operations) to 31st December, 2002. Effective 9th October, 2002, the Fund terminated its advisory agreement with GAM USA and appointed GAM International Management Ltd. and GAMCO Investors, Inc. as the Fund's Co-Investment Advisors.

(b) Net investment income per share has been determined based on the weighted average shares outstanding method.

(c)  Annualized

(d) After reimbursement by Co-Investment Advisors. See Note 2. Had management not undertaken such action the annualized ratio of expenses to average net assets would have been 3.35%, 4.13% and 4.09% for Class A, B and C, respectively.

(*) Total return calculated for a period of less than one year is not annualized.

                  GAM FUNDS INC / NOTES TO FINANCIAL STATEMENTS

Report of Independent Accountants

================================================================================

To the Board of Directors and Shareholders of GAM Funds, Inc.

In our opinion, the accompanying statements of assets and liabilities, including the statements of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of GAM Funds, Inc. (comprising, respectively, GAM Global, GAM International, GAM Pacific Basin, GAM Japan
Capital, GAM Europe, GAM American Focus, GAMerica Capital and GAM Gabelli Long/Short) at 31st December, 2002, the results of each of their operations, the changes in each of their net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at 31st December, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


                                        /s/ PRICEWATERHOUSECOOPERS LLP


New York, New York                                    PricewaterhouseCoopers LLP
20th February, 2003

                GAM FUNDS INC / REPORT OF INDEPENDENT ACCOUNTANTS

Additional Federal Tax Information (unaudited)

================================================================================

Of the distribution made by the GAM American Focus Fund in December 2002, 100% will qualify for the dividends received deduction available to corporate shareholders.

In January 2003, the Funds reported on Form 1099 the tax status of all distributions made during calendar year 2002.

                GAM FUNDS INC/ ADDITIONAL FEDERAL TAX INFORMATION

Directors' Information (unaudited)

================================================================================

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Number of
                                                                                               Portfolio in
                                                                                               Fund Complex      Other Directorships
                              Position(s)   Term of Office                                      Overseen by        Held by Director
                               Held with    and Length of       Principal Occupation(s)     Directo as at 31st   as at 31st December
   Name, Address and Age         Fund        Time Served          During Past 5 Years         December, 2002              2002
------------------------------------------------------------------------------------------------------------------------------------
Dr Burkhard Poschadel (56)*    Chairman     2000 - Present      Group Chief Executive           GAM Funds,       GAM Avalon
Chairman and Director             and       (3 years)           Officer - Global Asset        Inc. - 8 Funds     Funds - 4 Funds
12 St. James's Place           Director                         Management Limited,
London SWlA 1NX                                                 March 2000 to Present
England                                                         (Investment Management);
                                                                Head of Human Resources
                                                                - UBS Private Banking,
                                                                1998-2000 (Private
                                                                Banking); Global Head of
                                                                Research and Portfolio
                                                                Management (Private
                                                                Banking), 1994-1997
------------------------------------------------------------------------------------------------------------------------------------
George W.  Landau (82)         Director     1994 - Present      Senior Advisor, Latin           GAM Funds,       GAM Avalon
Director                                    (9 years)           America, The Coca-Cola        Inc. - 8 Funds     Funds - 4 Funds
2601 South Bayshore Drive                                       Company, Atlanta, GA,                            Credit Suisse Asset
Suite 1109                                                      1988 to Present.                                 Management Funds
Coconut Grove, FL 33133                                         President, Council of                            (CSAM) - 5 Funds
                                                                Advisors, Latin America,
                                                                Guardian Industries,
                                                                Auburn Hills, MI, 1993
                                                                to Present. Director,
                                                                Emigrant Savings Bank,
                                                                New York, NY, 1987 to
                                                                Present.
------------------------------------------------------------------------------------------------------------------------------------
Robert J. McGuire (66)         Director     1998 - Present      Attorney/Consultant,            GAM Funds,       GAM Avalon
Director                                    (9 years)           Morvillo, Abramowitz,         Inc. - 8 Funds     Funds - 4 Funds
1085 Park Avenue                                                Grand, Iason &                                   Credit Suisse Asset
New York, NY 10128                                              Silberberg, P.C., 1998                           Management Funds
                                                                to Present. Director,                            (CSAM) - 5 Funds
                                                                Emigrant Savings Bank,
                                                                1999 to Present.
                                                                President/Chief
                                                                Operating Officer, Kroll
                                                                Associates, 1989-1997.
                                                                Director (since 1984)
                                                                and President (since
                                                                1997), Police Athletic
                                                                League. Director,
                                                                Volunteers of Legal
                                                                Services, 1995 to
                                                                Present. Director Office
                                                                of the Appellate
                                                                Defender, 1995 to
                                                                Present. Trustee, Iona
                                                                College, 1996 to
                                                                Present.
------------------------------------------------------------------------------------------------------------------------------------
Roland Weiser (72)             Director     1988 to present     Chairman, Intervista            GAM Funds,       GAM Avalon
Director                                    (15 years)          Business Consulting,          Inc. - 8 Funds     Funds - 4 Funds
86 Beekman Road                                                 1984 to Present. Trustee
Summit, NJ  07901                                               and Treasurer, New
                                                                Jersey Center for Visual
                                                                Arts, 1999 to Present.
------------------------------------------------------------------------------------------------------------------------------------

* Dr Poschadel is an Interested Director of GAM Funds, Inc. as he is the Group Chief Executive Officer of the ultimate parent of GAM International Management Ltd. and Global Asset Management (USA) Inc.

                     GAM FUNDS INC / DIRECTORS' INFORMATION

Officers' Information (unaudited)

================================================================================

-------------------------------------------------------------------------------------------------------------------
                              Position(s)     Term of Office
                              Held with       and Length of                   Principal Occupation(s)
  Name, Address and Age          Fund           Time Served                     During Past 5 Years
-------------------------------------------------------------------------------------------------------------------
Kevin J. Blanchfield (47)   Vice President    1993 to Present    Managing Director--Chief Operating Officer and
Global Asset Management     and Treasurer                        Treasurer, GAM USA+, GAM Investments Inc.+ and GAM
(USA) Inc.                                                       Services Inc.++, 1993 to present. Vice President
135 East 57th Street                                             and Treasurer, GAM Avalon Funds+, 2000 to Present;
New York, NY 10022                                               Senior Vice President, Finance and Administration,
                                                                 Lazard Freres & Co., Inc., 1991-1993.
-------------------------------------------------------------------------------------------------------------------
Joseph J. Allessie (37)     Secretary and     1999 to Present    General Counsel and Corporate Secretary, GAM USA+,
Global Asset Management     General                              GAM Investments Inc.+, and GAM Services Inc.++,
(USA) Inc.                  Counsel                              1999 to present. Secretary and General Counsel,
135 East 57th Street                                             GAM Avalon Funds+, 2000 to Present; Regulatory
New York, NY 10022                                               Officer to State of New Jersey, Department of Law
                                                                 and Public Safety, Bureau of Securities,
                                                                 1993-1999.
-------------------------------------------------------------------------------------------------------------------
Teresa B. Riggin (43)       Assistant         1994 to Present    Senior Vice President--Administration, GAM USA+,
Global Asset Management     Secretary                            GAM Investments Inc.+ and GAM Services Inc.++,
(USA) Inc.                                                       1994 to present. Assistant Secretary, GAM Avalon
135 East 57th Street                                             Funds+, 2000 to Present.
New York, NY 10022
-------------------------------------------------------------------------------------------------------------------
John C. Smith (37)          Assistant         2001 to Present    Associate--Fund Administration, Brown Brothers
Brown Brothers              Treasurer                            Harriman & Co., Inc. 1999 to present. Fund
Harriman & Co.                                                   Accountant, State Street Bank, 1994 - 1999.
40 Water Street
Boston, MA 02109
-------------------------------------------------------------------------------------------------------------------
Gregory V. Lomakin (38)     Assistant         2001 to Present    Assistant Treasurer, Brown Brothers Harriman &
Brown Brothers Harriman &   Treasurer                            Co., Inc., 1997 to present. Fund Administration
Co.                                                              Analyst, Keystone Bank, 1993 - 1997.
40 Water Street
Boston, MA 02109
-------------------------------------------------------------------------------------------------------------------

 + Affiliated Company of GAM Funds, Inc.
++ Principal Underwriter of GAM Funds, Inc.

                      GAM FUNDS INC / OFFICERS' INFORMATION

                               Board of Directors

Dr Burkhard Poschadel - President     CHIEF EXECUTIVE OFFICER, Global Asset
                                      Management Limited

George W. Landau                      SENIOR ADVISER, Latin America Group,
                                      The Coca-Cola Company, New York

Roland Weiser                         PRESIDENT, Intervista, Summit, New Jersey

Robert J. McGuire, Esq.               ATTORNEY/CONSULTANT, Morvillo, Abramowitz,
                                      Grand, Iason & Silberberg, P.C.,
                                      New York, New York

Address of the Company                135 East 57th Street
                                      New York, New York 10022
                                      Tel: (212) 407-4600
                                      1-800-426-4685 (toll free)
                                      Fax: (212) 407-4684

Registrar and Transfer Agent          PFPC Inc.
                                      300 Bellevue Parkway
                                      Wilmington, DE 19809
                                      Tel: 1-800-426-4685 (toll free)
                                      Fax: (302) 791-1007

The Funds' Statement of Additional Information (SAI) includes additional information about Fund directors and is available, without charge, upon request, by calling the toll-free number 1-800-426-4685.

--------------------------------------------------------------------------------
Copies of this report may be obtained from the Fund, from the Transfer Agent or from:

     In the United Kingdom (for authorized persons only); Global Asset Management Limited, a member of IMRO, 12 St. James's Place, London SW1A 1NX, UK Tel: 44-207-493-9990 Fax: 44-207-493-0715 Tlx: 296099 GAMUK G

     On Internet;
     Information on GAM's SEC-registered funds -www.gam.com Email enquiries on GAM - usinfo@gam.com
--------------------------------------------------------------------------------